File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 181	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 226	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On , pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On June 30, 2015, pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to GMO Benchmark-Free Fund and GMO Implementation Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	April 16, 2015

GMO Trust

Prospectus

[            ], 2015

■ GMO Benchmark-Free Fund

Class III: —

■	Information about other funds offered by GMO Trust is contained in separate prospectuses.

■	Shares of the Fund described in this Prospectus may not be available for purchase in all states. This Prospectus does not offer shares in any state where they may not lawfully be offered.

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is not offering or placing interests in the Fund to or with or otherwise promoting the Fund to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into the Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Fund, GMO, their respective affiliates or any natural or legal person acting on their behalf have been registered with, have been approved by or have made a notification to any EEA Member State, European Union or other regulatory, governmental or similar body with respect to the Fund, and no such body has approved, endorsed, reviewed, acquiesced or taken any similar action with respect to any offering, marketing or other promotional materials relating to the Fund.

i

FUND SUMMARY

Investment objective

Positive total return.

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	[0.13	]%
Redemption fee (as a percentage of amount redeemed)	[0.13	]%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	[0.00]	%
Shareholder service fee	[0.00]	%
Other expenses	[0.01]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	[(0.01)]	%[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

[1]	[These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately [ ]%, less than [ ]%, and [ ]%, respectively.]
[2]	[Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least [June 30, 2016], and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares												If you do not sell your shares
	1 Year			3 Years			5 Years			10 Years			1 Year			3 Years			5 Years			10 Years
Class III	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes.

1

These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was [    ]% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (each, a “GMO Fund”). The Fund may invest in any GMO Fund (collectively, the “underlying Funds”), whether now existing or created in the future, including GMO Funds not offered by or described in this Prospectus. These underlying Funds may include, among others, the Equity Funds, the Fixed Income Funds, and the Implementation Funds, each of which is described in a separate prospectus, as well as GMO High Quality Short-Duration Bond Fund, GMO Systematic Global Macro Opportunity Fund, GMO World Opportunity Overlay Fund, and GMO GAAR Implementation Fund (“GIF”), each of which is described in a separate private placement memorandum (see “Additional Information About the Fund’s Investment Strategies, Risks and Expenses – Investments in Other Funds” and “Investment in Other GMO Funds”). In addition, the Fund may invest in securities (particularly asset-backed securities) directly.

GMO implements the Fund’s strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market, capitalization range, quality or maturity. At times, the Fund may have substantial exposure to a particular country or type of country (e.g., emerging countries). GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. GMO’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), another GMO Fund described in a separate prospectus (see “Investment in Other GMO Funds” below for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies) and money market funds that are unaffiliated with GMO.

Principal risks of investing in the Fund

[The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•	Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

2

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•	Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

3

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•	Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Merger Arbitrage Risk – [If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. Merger arbitrage strategies are also subject to the risk of overall market movements.]

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors or whose security prices have strong correlations creates more risk than if the Fund’s investments were more diversified.

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.]

Performance [TO BE UPDATED BY AMENDMENT]

[The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).

4

Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.]

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: [    ]% ([    ])

Lowest Quarter: [    ]% ([    ])

Year-to-Date (as of 3/31/15): [    ]%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year		Incept. 6/15/11
Class III
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

5

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf.

No minimum initial investment is required to purchase Class III shares of the Fund. For investors owning shares of the Fund, no minimum additional investment is required to purchase additional shares of the Fund.

Fund shares are redeemable and, under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail, facsimile, or e-mail (or by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Tax information

The Fund intends to qualify and be treated each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions generally are taxable to shareholders as ordinary income or capital gains, unless they are exempt from income tax or are investing through a tax-advantaged account. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

[The Fund will invest in GIF, which, for U.S. federal income tax purposes, is disregarded as an entity separate from its sole shareholder, the Fund. As a result, for U.S. federal income tax purposes, including for purposes of meeting the ongoing distribution, asset diversification, qualifying income, and other requirements applicable to RICs under Subchapter M of the Code (i) the Fund is treated as owning GIF’s assets, including the wholly-owned subsidiary in which GIF invests, directly, (ii) any income, gain, loss, deduction or other tax items arising in respect of GIF’s assets will be treated as if they are realized or incurred, as applicable, directly by the Fund, and (iii) any distributions the Fund receives from GIF will have no effect on the Fund for U.S. federal income tax purposes, including with respect of any liability or the requirements applicable to it for RIC treatment under the Code.

The Fund anticipates reallocating assets currently held through interests in underlying Funds to GIF. Those reallocations will involve a higher-than-normal level of portfolio turnover and it is possible that the Fund will realize and, absent offsetting losses, distribute significant capital gains. Any such distributions will be taxable to Fund shareholders when Fund shares are held in a taxable account as either ordinary income or long-term capital gain, as described more fully below in “Distributions and Taxes.”]

Financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer, agent or other financial intermediary (such as a bank), GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or consult your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES, RISKS AND

EXPENSES

Fund Summary. The preceding section contains a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for the Fund. The summary is not all-inclusive, and the Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Fund’s investments and strategies is contained in the Statement of Additional Information (“SAI”). See page [    ] of this Prospectus for information about how to receive the SAI.

Fundamental Investment Objective/Policies. The Board of Trustees (“Trustees”) of the Trust may change the Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Neither the Fund nor GMO guarantees that the Fund will be able to achieve its investment objective. [The Fund, by itself, is not intended to provide a complete investment program, and investment in the Fund should only be considered as part of a diversified portfolio that includes other investments.]

Tax Consequences. Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider, tax consequences when seeking to achieve the Fund’s investment objective (e.g., the Fund may engage in transactions or make investments in a manner that is not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes).

In particular, the Fund’s investment, directly or indirectly, through one or more wholly-owned subsidiaries could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or one or more shareholders in the Fund to make required distributions. See “Distributions and Taxes” below and “Taxes” in the SAI for more information about the tax consequences of the Fund’s investments in a wholly-owned subsidiary.

Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause the Fund to trade more frequently at certain times. High turnover rates may adversely affect the Fund’s performance by generating higher transaction costs and create additional taxable income and gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed or allocated, as applicable, typically are taxed to shareholders at ordinary income tax rates. See “Distributions” and “Taxes” below for more information.]

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct and indirect investing and the term “investments” includes both direct and indirect investments. For example, the Fund may invest indirectly in a given asset or asset class by investing in another GMO Fund or by investing in derivatives and synthetic instruments.

When used in this Prospectus, (i) the term “equities” refers to investments (as defined above) in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts; (ii) the term “total return” includes capital appreciation and income; (iii) the term “emerging countries” means the world’s less developed countries; (iv) the terms “debt investments,” “fixed income securities,” “fixed income investments” and “bonds” include (a) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (b) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward or option); (v) the term “sovereign debt” means fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt; and (vi) the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security.

Credit Quality. For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating by Moody’s or by S&P below those ratings. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in

7

this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that GMO determines have comparable credit qualities.

Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds. The Fund may invest in U.S. Treasury Fund, another GMO Fund described in a separate prospectus, and money market funds that are unaffiliated with GMO.

Investments in Other Funds. The Fund invests primarily in other GMO Funds. As a result, the Fund is exposed to all of the risks of the GMO Funds in which it invests. As described in this Prospectus, several of the GMO Funds (e.g., many of the Fixed Income Funds) themselves invest a substantial portion of their assets in other GMO Funds. When used in this Prospectus, references to the Equity Funds, the Fixed Income Funds and/or the Implementation Funds include the GMO Funds listed below:

Equity Funds	Fixed Income Funds

— Developed World Stock Fund	— Benchmark-Free Bond Fund

— Global Focused Equity Fund	— Global Bond Fund

— Tax-Managed International Equities Fund	— International Bond Fund

— International Equity Fund	— Currency Hedged International Bond Fund

— International Large/Mid Cap Equity Fund	— Core Plus Bond Fund

— Foreign Fund	— Emerging Country Debt Fund

— Foreign Small Companies Fund	— Debt Opportunities Fund

— International Small Companies Fund

— U.S. Equity Allocation Fund	Implementation Funds

— Emerging Markets Fund	— Alpha Only Fund

— Emerging Countries Fund	— Asset Allocation Bond Fund

— Emerging Domestic Opportunities Fund	— Risk Premium Fund

— Quality Fund	— Special Opportunities Fund

— Resources Fund	— Taiwan Fund

— U.S. Treasury Fund

For information regarding the GMO Funds in which the Fund may invest, see “Investment in Other GMO Funds” beginning on page [     ] of this Prospectus.

Fee and Expense Information. The following paragraphs contain additional information about the fee and expense information included in the Fund’s summary.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses. The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in the Fund’s summary generally reflect direct expenses associated with an investment in the Fund for the fiscal year ended February 28, 2015. The Fund may invest in other GMO Funds as well as exchange-traded funds (“ETFs”) and other pooled investment vehicles (collectively, the “acquired funds”), and the indirect net expenses associated with the Fund’s investment (if any) in acquired funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with the Fund’s investment in acquired funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 28, 2015, and actual indirect expenses will vary depending on the particular acquired funds in which the Fund invests.

Fee and Expense Examples. The expense example under “Example” included in the Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with the Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions.

8

The Fund may take temporary defensive positions if deemed prudent by GMO. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes. See “Fund Codes” on page [     ] of this Prospectus for information regarding the Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

[Investing in mutual funds involves many risks. Factors that may affect the Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in the Fund’s summary and in additional detail in this section. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time. The SAI includes more information about the Fund and its investments.

To the extent the Fund invests in [wholly-owned subsidiaries,] other GMO Funds and other investment companies (for purposes of this section, “underlying Funds”) (as indicated under “Principal investment strategies” in the Fund’s summary and further described in “Additional Information About the Fund’s Investment Strategies, Risks and Expenses”), the Fund is exposed to the risks to which the underlying Funds in which it invests are exposed, as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through underlying Funds.

An investment in the Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•        MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities. To the extent the Fund invests in equities, it is subject to the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. To the extent the Fund invests in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities), it is subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due

9

to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

To the extent the Fund has significant investments in fixed income securities, it is subject to the risk that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater to the extent the Fund invests in fixed income securities with longer durations. [In addition, in managing some GMO Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a GMO Fund’s investments may be significantly impaired if GMO’s assessment proves incorrect.]

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, the Fund could also experience high levels of shareholder redemptions and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Fund.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

To the extent the Fund invests in asset-backed securities, it is exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

10

As described under “Market Risk – Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset- backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose the Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. [In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.]

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

•        CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

11

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and to the extent the Fund holds such a security, it is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk – Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk – Asset Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Fund’s Investment Strategies, Risks and Expenses – Certain Definitions – Credit Quality.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, the Fund may

12

lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

•        ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, the Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent the Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

•        SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

•        DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices. The SAI contains a description of the various types and uses of derivatives in the Fund’s investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the

13

Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. In addition, see “Commodities Risk” below for a discussion of certain risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. The Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Distributions and Taxes” below.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund makes payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is

14

willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by the Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements exposes the Fund to new kinds of costs and risks.

Options. The Fund is permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

15

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Short Investment Exposure. The Fund may make short sales as part of its investment program in an attempt to increase its returns or for hedging purposes. The Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, the Fund is permitted to engage in short sales of securities or currencies, including securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. The Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies the Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

•        NON-U.S. INVESTMENT RISK. To the extent the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than a fund whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. The Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of the Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of the Fund.

The Fund’s investment, directly or indirectly, through one or more wholly-owned subsidiaries could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess

16

of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of the Fund’s investments in a wholly-owned subsidiary.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, [other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises)], adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

To the extent the Fund invests a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than a fund that invests primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; [greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises)]; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

•        CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

[The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio.] If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

17

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

•        FOCUSED INVESTMENT RISK. To the extent the Fund’s investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors are subject to greater overall risk than a fund whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to (or related to) a particular geographic region, country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than a fund making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

To the extent the Fund may invest in the securities of a limited number of underlying Funds, it is particularly exposed to adverse developments affecting those underlying Funds, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•        LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

•        COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, the Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in

18

which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

19

•        COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of the Fund’s derivatives investments, including commodity-related derivatives.

•        MERGER ARBITRAGE RISK. The Fund may engage in merger arbitrage transactions, where the Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, the Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, the Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. The Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, the Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, the Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, the Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

•        MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. [Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of the Fund’s investments.] Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United

20

States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

•        LARGE SHAREHOLDER RISK. If a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund will be subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not limited in how often they may purchase or sell Fund shares. [The GMO Asset Allocation Funds and separate accounts managed by GMO for its clients may hold substantial percentages of the shares of the Fund, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) the Fund.] These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, they potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization. In addition, to the extent the Fund invests in other GMO Funds that are subject to large shareholder risk, it is indirectly subject to this risk.

•        MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. The Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

As described in the Fund’s summary, the Fund uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key personnel of GMO will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Fund for losses

21

associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and its service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•        FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. To the extent the Fund invests in shares of underlying Funds, including wholly-owned subsidiaries, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, it is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Fund may have more tiers of investments than funds in many other groups of investment companies. To the extent the Fund invests in shares of other GMO Funds, it is subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

The Fund’s investment in one or more underlying Funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions. See “Distributions and Taxes” below for more information about the tax consequences of the Fund’s investments in a wholly-owned subsidiary and “Taxes” in the Fund’s SAI for more information about the tax consequences of the Fund’s investments in underlying Funds.]

•        NON-DIVERSIFIED FUNDS. The Fund invests a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance than if they were “diversified.”

MANAGEMENT OF THE FUND

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing to the Fund and other GMO Funds (and to their respective wholly-owned subsidiary or subsidiaries, if any).

22

GMO is a private company, founded in 1977. As of [            ], 2015, GMO managed on a worldwide basis more than $[            ] billion.

Subject to the approval of the Trustees, GMO establishes and modifies when it deems appropriate the investment strategies of the Fund. In addition to its management of the Fund’s investment portfolio and the shareholder services it provides to the Fund, GMO administers the Fund’s business affairs.

The Fund pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

GMO does not charge the Fund a management fee for the management and administrative services provided to the Fund. The Fund, however, indirectly bears the management fees paid by the underlying Funds in which it invests.

A discussion of the basis for the Trustees’ approval of the Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

GMO’s Asset Allocation Team is primarily responsible for the investment management of the Fund. The Asset Allocation Team’s investment professionals work collaboratively. In many instances, the Asset Allocation Team shares investment insights with, and benefits from the insights of, other GMO Investment Teams. For example, the Global Equity Team and the Asset Allocation Team collaborate on forecasts for groups of equities.

The following table identifies the senior members of the Asset Allocation Team who are primarily responsible for providing investment management services to the Fund and their title and business experience during the past five years. The senior members directly manage, or allocate to members of the Asset Allocation Team responsibility for portions of the portfolio of, the Fund, oversee the implementation of trades, review the overall composition of the Fund’s portfolio, including compliance with stated investment objectives and strategies, and monitor cash.

Senior Member	Title; Business Experience During Past 5 Years
Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014.

Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of the Fund and other GMO Funds for which they have responsibility.

Custodian, Fund Accounting Agent, and Transfer Agent

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian, fund accounting agent, and transfer agent on behalf of the Fund.

Expense Reimbursement [TO BE UPDATED BY AMENDMENT]

[GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses.” As used in this Prospectus, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses.

This contractual reimbursement will continue through at least [June 30, 2016] unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.]

23

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of the Fund or the class of shares of the Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. Current net asset value per share of the Fund is available at www.gmo.com.

The NAV per share of the class of shares of the Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined for the Fund on days when the NYSE is closed for business. In addition, because the Fund may hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE is closed, the net value of the Fund’s assets may change significantly on days when shares cannot be redeemed.

The Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Fund’s investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options) for which market quotations are readily available:

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “‘Fair Value’ pricing” below.)

Exchange-traded options:

•	Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions.

Cleared derivatives:

•	Price quoted (which may be based on a model) by the relevant clearing house (if an updated quote for a cleared derivative is not available by the time that the Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house)

OTC derivatives:

•	Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes):

•	Most recent quoted price supplied by a single pricing source chosen by GMO (if an updated quoted price for a fixed income security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use the most recent quoted price to value that security)

Note: Reliable quoted prices may not always be available. When they are not available, the Fund may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies:

•	Most recent NAV

24

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security.

The prices of non-U.S. securities quoted in foreign currencies, foreign currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by the Fund, those alternative sources do not necessarily confirm the security price used by the Fund.

“Fair Value” pricing:

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Fund’s investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

With respect to the Fund’s use of “fair value” pricing, you should note the following:

„	In some cases, a significant percentage of the Fund’s assets may be “fair valued.” Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale.

„	The valuation methodologies described above are modified for equities that trade in non-U.S. securities markets that close prior to the close of the NYSE due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close.

„	The Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its comparative indices more than would otherwise be the case. For example, the Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the comparative indices may use the local market closing price, while the Fund uses an adjusted “fair value” price.

DISCLOSURE OF PORTFOLIO HOLDINGS

[The Fund has established a policy with respect to disclosure of its portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of the Fund may be posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of the Fund may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

25

Additional information regarding the Fund’s portfolio holdings as of each month’s end is made available to shareholders of the Trust (including shareholders of record who have indirect investments in the Fund through another GMO Fund) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in the Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents (collectively, “permitted recipients”) through a secured link on GMO’s website approximately two days after month end.

Permitted recipients of the Fund are able to access the portfolio holdings of the underlying GMO Funds in which the Fund invests when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, the Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted recipients through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (www.gmo.com/america/strategies), permitted recipients must contact GMO to obtain a user name and password (to the extent they do not already have them) and generally must enter into a confidentiality and non-use agreement with GMO. Any exception must be approved in advance as described in the SAI. GMO also may make portfolio holdings information (including information regarding underlying GMO Fund holdings) available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of the Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Fund or GMO may suspend the posting of portfolio holdings, and the Fund may modify the disclosure policy, without notice to shareholders. Once posted, the Fund’s portfolio holdings will typically remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.]

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase the Fund’s shares directly from the Trust on days when the NYSE is open for business In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with, and that W-9 or W-8 is deemed to be in good order by, the Trust’s withholding agent, State Street Bank and Trust Company, which may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. If you do not provide such IRS forms and other certifications, information or documentation, you may be subject to withholding taxes on distributions or proceeds received upon the sale, exchange or redemption of your Fund shares. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust or its agent are completed properly and maintained, as required, in good order. GMO and its agents have the right to decide when a completed form is in good order.

Purchase Policies. You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

26

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

For retirement accounts, typically additional information regarding contributions is required.

If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO.

If a purchase order is received in “good order” by the Trust or its designated agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares being purchased determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page [    ] of this Prospectus for a discussion of purchase premiums charged by the Fund, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of dividends or other distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application and the Trust may require further identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, the Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

No minimum initial investment is required to purchase Class III shares of the Fund. The Trust may increase minimum initial investment amounts at any time and may waive initial minimums, if any, for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase order in good order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by mail, facsimile, or e-mail (provided that a PDF copy of the completed purchase order form is attached to the e-mail) or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail, facsimile or e-mail is “received” by the Trust when it is actually received by the Trust or its designated agent. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its agents for any reason, including purchase orders not received on account of a computer virus or other third-party interference.

Funding Your Investment. You may purchase shares:

•	with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

27

„	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Trust Deposit Account 00330902

Further credit: GMO Fund/Account name and number

„	By check. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service: State Street Bank and Trust Company Attn: GMO Transfer Agent P.O. Box 5493 Mail Code CPH0255 Boston, Massachusetts 02206	By Overnight Courier: State Street Bank and Trust Company Attn: GMO Transfer Agent 100 Huntington Avenue Mail Code CPH0255 Copley Place Tower 2, Floor 3 Boston, Massachusetts 02116

•	in exchange for securities acceptable to GMO

„	securities must be approved by GMO prior to transfer to the Fund

„	securities will be valued as set forth under “Determination of Net Asset Value”

„	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares until they are actually received by the Fund. A purchaser will not earn interest on any funds prior to their investment in the Fund.

Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to the Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of the Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to the Fund and its shareholders. Notwithstanding the foregoing, these policies and procedures do not limit frequent trading of the Fund or some other GMO Funds in which the Fund may invest.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares, directly call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. The Fund may remit the redemption proceeds for redemption orders received on the same day at different times for different shareholders and may take up to seven days to remit proceeds.

Redemption Policies. You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or, the dollar amount that the investor wants to receive;

28

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

For retirement accounts, typically additional information regarding distributions is required.

If a redemption order is received in “good order” by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares being redeemed is the net asset value per share of the class of Fund shares being redeemed determined on that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee) unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. You or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page [    ] of this Prospectus for a discussion of redemption fees charged by the Fund, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, the Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes the Fund’s redemption fee (if any) will not fairly compensate the Fund for transaction costs, the Fund may limit cash redemptions and use portfolio securities to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

„	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

„	if an ambiguity in wire instructions cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registered address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

The Trust will not process what it reasonably believes are duplicate redemption requests.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust typically will not pay redemption proceeds to multiple bank accounts.

Redemption requests may be revoked prior to the Cut-off Time on the redemption date.

If a redemption is paid with securities, you should note that:

29

•	the securities will be valued as set forth under “Determination of Net Asset Value”;

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio;

•	you will likely incur brokerage charges on the sale of the securities;

•	redemptions paid in securities generally are treated by shareholders for tax purposes the same as redemptions paid in cash;

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you; and

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

The Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings;

•	during periods when trading on the NYSE is restricted;

•	during an emergency that makes it impracticable for the Fund to dispose of its securities or to fairly determine its net asset value; or

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time (i) if at that time the shareholder owns shares of the Fund or a class of shares of the Fund having an aggregate net asset value of less than an amount determined from time to time by the Trustees; (ii) to the extent the shareholder owns shares of the Fund or a class of shares of the Fund equal to or in excess of a percentage of the outstanding shares of the Fund or the class of shares of the Fund determined from time to time by the Trustees; or (iii) as a means of satisfying legal obligations of the Trust in respect of a withholding tax and related interest, penalty and similar charges, including but not limited to obligations occasioned by the failure of a shareholder to provide any documentation requested by the Trust or its agents. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of the Fund.

Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting. If your account is subject to U.S. federal tax reporting or you otherwise have informed the Fund that you would like to receive “informational only” U.S. federal tax reporting, upon your redemption or exchange of Fund shares you hold in that account, the Fund will provide you with cost basis and certain other related tax information about those shares. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shares of the Fund acquired prior to January 1, 2012 generally are not subject to these rules, and shareholders are responsible for keeping their own records for determining their tax basis in these shares. Please consult the Trust for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. You should consult your tax adviser to determine which available cost basis method is most appropriate for you.

Submitting Your Redemption Order. Redemption orders can be submitted by mail, facsimile, or e-mail or other form of communication pre-approved by Shareholder Services to the Trust at the address/facsimile number/e-mail address set forth under “How to Purchase Shares – Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

30

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

The Fund may charge a purchase premium and redemption fee. Purchase premiums and redemption fees for the Fund are typically reassessed annually by GMO based on the weighted average of (i) the estimated transaction costs for directly held assets (including assets held by a wholly-owned subsidiary) and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying Funds in which the Fund invests. If that weighted average is less than 0.05%, the Fund usually will not charge a purchase premium or redemption fee.

The Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in the Fund’s summary for details regarding the purchase premiums and/or redemption fees charged by the Fund.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may waive all or a portion of the purchase premiums and redemption fees for the Fund when they are de minimis or GMO deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and redemption fees, if any, imposed by the underlying Funds are less than the purchase premium and redemption fee imposed by the Fund.

GMO will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when the Fund uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into the Fund when placing orders for the cash purchase or redemption of Fund shares by accounts over which it has investment discretion, including other GMO Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the Fund’s purchase premiums and redemption fees than other Fund shareholders.

DISTRIBUTIONS AND TAXES

[TO BE UPDATED BY AMENDMENT]

Except as specifically noted below, the following is a general summary of the principal U.S. federal income tax consequences to shareholders investing in the Fund who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax).

31

The Fund’s policy is to declare and pay dividends of its net investment income, if any, semi-annually, although the Fund is permitted to declare and pay dividends of net investment income, if any, more frequently. The Fund also intends to distribute net realized capital gains, whether from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or from the sale of investments held by the Fund for more than one year (net long-term capital gains), if any, at least annually. Net investment income of the Fund includes (i) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s own net investment income and net short-term capital gains and (ii) the Fund’s allocable share of net investment income of an underlying fund taxed as a partnership. Net realized capital gains includes (x) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s net long-term capital gains and (y) the Fund’s allocable share of net short-term or net long-term capital gains of an underlying fund taxed as a partnership. In addition, the Fund may, from time to time and at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by the Fund. From time to time, distributions by the Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes. Shareholders should read the description below for information regarding the tax character of distributions from the Fund to shareholders.

Typically, all dividends or other distributions are reinvested in additional shares of the Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

The Fund’s shareholders may include certain other GMO Funds, some of which are regulated investment companies (“RICs”) as defined by the Code. The summary below does not address tax consequences to shareholders of those other GMO Funds. Shareholders of those other GMO Funds should refer to the prospectuses or private placement memoranda (as applicable) and statements of additional information for those GMO Funds for a summary of the tax consequences applicable to them. It is important for you to note:

•	The Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to qualify and be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. The Fund’s failure to qualify as a RIC would result in, among other things, Fund-level taxation, and consequently, a reduction in the value of the Fund. See “Taxes” in the SAI for more information about the tax consequences of not qualifying as a RIC.

•	For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long the Fund owned the investments generating the gains, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that the Fund owned for more than one year and that are reported by the Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that the Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•	The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding that basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

The Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. The Fund will carry net capital losses forward to one or more subsequent years without expiration. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each

32

fiscal year. The Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•	Distributions of net investment income properly reported by the Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	Distributions of net investment income derived from dividends eligible for the “dividends-received deduction” may allow a corporate shareholder (other than an S corporation) to deduct a percentage of such distribution, as a dividends-received deduction, in computing its taxable income, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals and of certain trusts and estates to the extent their income exceeds certain threshold amounts. Certain details of the implementation of this tax remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares in the Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund in light of their particular circumstances.

•	Distributions by the Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short- and/or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•	The Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to non-U.S. withholding or other taxes. The Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. investments. In some cases, the Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks – Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to the Fund’s investments in certain non-U.S. jurisdictions may be higher, in certain circumstances, for instance, if the Fund has a significant number of non-U.S. shareholders or if the Fund or an underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, the Fund’s investments in certain non-U.S. investments, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Any U.S. withholding or other taxes applicable to the Fund’s investments, including in respect of investments in its wholly-owned subsidiaries, will reduce the Fund’s return on its investments.

•

Under the Fund’s securities lending arrangements, if the Fund lends a portfolio security and a dividend is paid in respect of the security out on loan, the borrower will be required to pay to the Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to the Fund, some borrowers are likely to be motivated by the ability to earn a

33

profit on those differential tax rates and to pay the Fund for the opportunity to earn that profit. In the United States, Congress has enacted legislation limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•	Some of the Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as some of the Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, equity in certain non-U.S. corporations, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation indexed bonds), are subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of the Fund’s distributions and, in some cases, may cause the Fund to liquidate investments at a time when it is not advantageous to do so. In particular, the Fund’s investment, directly or indirectly, through one or more wholly-owned subsidiaries could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments, including the Fund’s investments in a wholly-owned subsidiary.

•	To the extent the Fund invests, directly or indirectly, in other GMO Funds, subsidiaries of GMO Funds, or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

•	The Fund does not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of the Fund when received as a distribution from the Fund.

•	In general, in order to qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). The Fund should generally be entitled to treat income that it recognizes from its direct or indirect investments in wholly-owned foreign subsidiaries as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from investments in one or more of these subsidiaries is not qualifying income, which might adversely affect the Fund’s ability to qualify as a regulated investment company under the Code.

•	Certain of the Fund’s derivatives transactions or the Fund’s ability to achieve its investment objective may be limited by its intention to qualify as a RIC.

•	Withholding taxes may apply to certain categories of the U.S.-source income of the wholly-owned foreign subsidiaries of the Fund or GIF. It is expected that (i) all the net income and gain from the investments of each such foreign subsidiary will be includible in the Fund’s net investment income at the end of such subsidiary’s taxable year as so-called “subpart F income”; and (ii) all such subpart F income will be treated as ordinary income in the hands of the Fund. A subsidiary’s distributions to the Fund, including in redemption of subsidiary shares, are generally tax-free to the extent of the subsidiary’s subpart F income previously included in the Fund’s income. Each such foreign subsidiary may be required to liquidate investments, including when it is not advantageous to do so, in order to make such distributions to the Fund. Net losses a subsidiary recognizes during a taxable year will not flow through to the Fund, to offset income or gain generated by the Fund’s other investments, or to carry forward to subsequent taxable years; this will limit the benefit from those losses.

34

•	Dividends (other than capital gain dividends) paid to non-U.S. shareholders are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For more information on the tax consequences of investing in a fund for non-U.S. shareholders, see “Taxes” in the SAI.

•	Sections 1471-1474 of the Code, and the U.S. Treasury Regulations, rules and IRS guidance issued thereunder (collectively, “FATCA”), generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA, or an IGA, the Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends the Fund pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends the Fund pays after December 31, 2016. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under certain rules applicable to non-U.S. shareholders (e.g., capital gain dividends). Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. Foreign countries are considering and it is possible that they will implement laws similar in purpose and scope to FATCA. See “Taxes” in the SAI for more information.

•	Most states permit mutual funds, such as the Fund, to “pass through” to its shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by the Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisers regarding the applicability of any such exemption to your situation.

Please see “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in the Fund for non-U.S. shareholders.

35

FUND COMPARATIVE INDICES

The following section provides additional information about the Fund’s comparative indices listed under the “Average Annual Total Returns” table in the Fund’s summary:

Comparative Index	Description
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	The Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury (TIPS) having a maturity of at least one year and less than ten years.

Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

36

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [                ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is incorporated by reference in the SAI and included in the Trust’s annual reports, which are available upon request.

[TO BE UPDATED BY AMENDMENT]

37

INVESTMENT IN OTHER GMO FUNDS

[TO BE UPDATED BY AMENDMENT]

[GMO Alpha Only Fund. GMO Alpha Only Fund (“Alpha Only Fund”), a series of the Trust, is not offered by this Prospectus. Alpha Only Fund is managed by GMO.

Alpha Only Fund pays an investment management fee to GMO at the annual rate of 0.50% of Alpha Only Fund’s average daily net assets for each class of shares. Alpha Only Fund offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Alpha Only Fund’s investment objective is total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

GMO pursues investment strategies for Alpha Only Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, Alpha Only Fund is not a standalone investment.

Alpha Only Fund’s investment program involves having both long and short investment exposures. Alpha Only Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure.

To gain long investment exposure, Alpha Only Fund invests in securities directly and may invest in other GMO Funds.

To gain short investment exposure, Alpha Only Fund may use over-the-counter (OTC) and exchange-traded derivatives (including futures, swap contracts, and currency forwards) and make short sales of securities, including short sales of securities Alpha Only Fund does not own. Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., Alpha Only Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to determine Alpha Only Fund’s long and short positions. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes Alpha Only Fund’s holdings in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Alpha Only Fund shares to rebalance its investments. The factors considered and investment methods used by GMO can change over time.

Alpha Only Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Alpha Only Fund is subject to all of the risks to which Alpha Only Fund is exposed. The principal risks of an investment in Alpha Only Fund include Derivatives Risk, Non-U.S. Investment Risk, Market Risk – Equities, Management and Operational Risk, Illiquidity Risk, Fund of Funds Risk, Leveraging Risk, Currency Risk, Counterparty Risk, Credit Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Large Shareholder Risk, Market Risk – Fixed Income Investments, and Market Risk – Asset-Backed Securities. Alpha Only Fund and some of its underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Alpha Only Fund or any of its underlying Funds may affect Alpha Only Fund’s performance more than if Alpha Only Fund or its underlying Funds were diversified investment companies. Shareholders of each GMO Fund investing in Alpha Only Fund are indirectly exposed to these risks.

GMO Asset Allocation Bond Fund. GMO Asset Allocation Bond Fund (“AABF”), a series of the Trust, is not offered by this Prospectus. AABF is managed by GMO.

38

AABF pays an investment management fee to GMO at the annual rate of 0.25% of AABF’s average daily net assets for each class of shares. AABF offers Class III and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

AABF’s investment objective is total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

GMO pursues investment strategies for AABF that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, AABF is not a standalone investment.

Under normal circumstances, AABF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). AABF is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

AABF may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which AABF may invest include, but are not limited to:

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations, and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds);

•	asset-backed securities, including mortgage related and mortgage-backed securities; and

•	pooled investment vehicles, including vehicles managed by GMO, as well as unaffiliated vehicles.

AABF also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. AABF is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, AABF will typically have gross investment exposures in excess of its net assets (i.e., AABF will be leveraged) and therefore is subject to heightened risk of loss. AABF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

AABF may gain exposure to the investments described above by investing in shares of other GMO Funds, including GMO Debt Opportunities Fund (to gain exposure to asset-backed securities), GMO Emerging Country Debt Fund (to provide exposure to emerging country debt securities), GMO High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments), and GMO World Opportunity Overlay Fund (to gain exposure to global interest rate, currency, and credit markets). AABF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

AABF may invest up to 100% of its assets in junk bonds.

GMO does not seek to maintain a specified interest rate duration for AABF, and AABF’s interest rate duration will change depending on AABF’s investments and GMO’s assessment of different sectors of the bond market. AABF’s performance may differ significantly from that of its benchmark.

If deemed prudent by GMO, AABF may take temporary defensive positions.

39

A GMO Fund that invests in AABF is subject to all of the risks to which AABF is exposed. The principal risks of an investment in AABF include Market Risk – Fixed Income Investments, Management and Operational Risk, Credit Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, Market Risk – Asset-Backed Securities, Non-U.S. Investment Risk, Currency Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, and Large Shareholder Risk. AABF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by AABF may affect AABF’s performance more than if AABF were a diversified investment company. Shareholders of each GMO Fund investing in AABF are indirectly exposed to these risks.

GMO Benchmark-Free Bond Fund. GMO Benchmark-Free Bond Fund (“Benchmark-Free Bond Fund”), a series of the Trust, is not offered by this Prospectus. Benchmark-Free Bond Fund is managed by GMO.

Benchmark-Free Bond Fund pays an investment management fee to GMO at the annual rate of 0.50% of Benchmark-Free Bond Fund’s average daily net assets for each class of shares. Benchmark-Free Bond Fund offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Benchmark-Free Bond Fund’s investment objective is total return in excess of that of its benchmark, the Citigroup
3-Month Treasury Bill Index.

GMO seeks to achieve Benchmark-Free Bond Fund’s investment objective by investing in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forwards or derivatives such as options, futures contracts, or swap agreements. GMO intends to use a variety of fundamental and quantitative processes to manage Benchmark-Free Bond Fund. In managing Benchmark-Free Bond Fund, GMO seeks annual returns of 3-5% (net of fees) above the Citigroup 3-Month Treasury Bill Index, with annualized volatility of 4-6%, over a complete market cycle. GMO does not seek to control Benchmark-Free Bond Fund’s risk relative to any securities market index or benchmark.

Under normal circumstances, Benchmark-Free Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). Benchmark-Free Bond Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

Benchmark-Free Bond Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. In pursuing its investment program, Benchmark-Free Bond Fund may have positions in:

•	investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•	inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;

•	sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds);

•	asset-backed securities, including mortgage related and mortgage-backed securities;

•	pooled investment vehicles, including vehicles managed by GMO as well as unaffiliated vehicles; and

•	commodities.

Benchmark-Free Bond Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements), interest rate options

40

and other types of derivatives. Benchmark-Free Bond Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Benchmark-Free Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., Benchmark-Free Bond Fund will be leveraged) and therefore is subject to heightened risk of loss. Benchmark-Free Bond Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Benchmark-Free Bond Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including GMO Debt Opportunities Fund (to gain exposure to asset-backed securities), GMO Emerging Country Debt Fund (to provide exposure to emerging country debt securities) and GMO High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments). Benchmark-Free Bond Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

GMO does not seek to maintain a specified interest rate duration for Benchmark-Free Bond Fund, and Benchmark-Free Bond Fund’s interest rate duration will change depending on Benchmark-Free Bond Fund’s investments and GMO’s assessment of different sectors of the bond market.

If deemed prudent by GMO, Benchmark-Free Bond Fund may take temporary defensive positions.

A GMO Fund that invests in Benchmark-Free Bond Fund is subject to all of the risks to which Benchmark-Free Bond Fund is exposed. The principal risks of an investment in Benchmark-Free Bond Fund include Market Risk – Fixed Income Investments, Management and Operational Risk, Credit Risk, Illiquidity Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, Market Risk – Asset-Backed Securities, Non-U.S. Investment Risk, Currency Risk, Commodities Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Fund of Funds Risk, and Large Shareholder Risk. Benchmark-Free Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Benchmark-Free Bond Fund may affect Benchmark-Free Bond Fund’s performance more than if Benchmark-Free Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Benchmark-Free Bond Fund are indirectly exposed to these risks.

GMO Core Plus Bond Fund. GMO Core Plus Bond Fund (“Core Plus Bond Fund”), a series of the Trust, is not offered by this Prospectus. Core Plus Bond Fund is managed by GMO.

Core Plus Bond Fund pays an investment management fee to GMO at the annual rate of 0.25% of Core Plus Bond Fund’s average daily net assets for each class of shares. Core Plus Bond Fund offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Core Plus Bond Fund’s investment objective is total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Core Plus Bond Fund’s investment program has two principal components. One component seeks to replicate Core Plus Bond Fund’s benchmark. The second component seeks to add value relative to Core Plus Bond Fund’s benchmark by taking positions that are unrelated to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause Core Plus Bond Fund’s performance to differ significantly from that of its benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to Core Plus Bond Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, Core Plus Bond Fund may have positions in:

41

•	derivatives and short sales, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to Core Plus Bond Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•	bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of GMO Debt Opportunities Fund (“Debt Opportunities Fund”) (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, Core Plus Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (commonly referred to as “junk bonds”).

GMO normally seeks to maintain Core Plus Bond Fund’s estimated interest rate duration within +/– 2 years of the benchmark’s duration (approximately 5.6 years as of 5/31/14).

Under normal circumstances, Core Plus Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

Core Plus Bond Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Core Plus Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., Core Plus Bond Fund will be leveraged) and therefore is subject to heightened risk of loss. Core Plus Bond Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, Core Plus Bond Fund may take temporary defensive positions.

A GMO Fund that invests in Core Plus Bond Fund is subject to all of the risks to which Core Plus Bond Fund is exposed. The principal risks of an investment in Core Plus Bond Fund include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Illiquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Core Plus Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Core Plus Bond Fund may affect Core Plus Bond Fund’s performance more than if Core Plus Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Core Plus Bond Fund are indirectly exposed to these risks.

GMO Currency Hedged International Bond Fund. GMO Currency Hedged International Bond Fund (“CHIBF”), a series of the Trust, is not offered by this Prospectus. CHIBF is managed by GMO.

CHIBF pays an investment management fee to GMO at the annual rate of 0.25% of CHIBF’s average daily net assets. CHIBF offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of CHIBF’s average daily net assets.

42

CHIBF’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex Japan ex U.S. (Hedged).

CHIBF’s investment program has two principal components. One component seeks to replicate CHIBF’s benchmark. The second component seeks to add value relative to CHIBF’s benchmark by taking positions that may not be related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause CHIBF’s performance to differ significantly from that of its benchmark. CHIBF will typically have substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of CHIBF’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to CHIBF’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, CHIBF may have positions in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to CHIBF’s benchmark and to generate return in global interest rate, currency, and credit markets);

•	bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of GMO Debt Opportunities Fund (“Debt Opportunities Fund”) (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

CHIBF generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, CHIBF has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (commonly referred to as “junk bonds”).

GMO normally seeks to maintain CHIBF’s estimated interest rate duration within +/– 2 years of the benchmark’s duration (approximately 7.2 years as of 5/31/14).

Under normal circumstances, CHIBF invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

43

CHIBF is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, CHIBF will typically have gross investment exposures in excess of its net assets (i.e., CHIBF will be leveraged) and therefore is subject to heightened risk of loss. CHIBF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, CHIBF may take temporary defensive positions.

A GMO Fund that invests in CHIBF is subject to all of the risks to which CHIBF is exposed. The principal risks of an investment in CHIBF include Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Illiquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Currency Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. CHIBF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by CHIBF may affect CHIBF’s performance more than if CHIBF were a diversified investment company. Shareholders of each GMO Fund investing in CHIBF are indirectly exposed to these risks.

GMO Debt Opportunities Fund (formerly known as GMO Short-Duration Collateral Fund). GMO Debt Opportunities Fund (“Debt Opportunities Fund”), a series of the Trust, is not offered by this Prospectus. Debt Opportunities Fund is managed by GMO.

Debt Opportunities Fund pays an investment management fee to GMO at the annual rate of 0.25% of Debt Opportunities Fund’s average daily net assets for each class of shares. Debt Opportunities Fund offers Class III and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

Debt Opportunities Fund’s investment objective is positive total return.

Debt Opportunities Fund invests primarily in debt investments and is not restricted in its exposure to any type of debt investment, without regard to credit rating. Debt Opportunities Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). Debt Opportunities Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, Debt Opportunities Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Debt Opportunities Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. Debt Opportunities Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Debt Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Debt Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Debt Opportunities Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Debt Opportunities Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. Debt Opportunities Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”).

As of the date of this Prospectus, Debt Opportunities Fund has invested substantially all of its assets in asset-backed securities, a substantial portion of which are below investment grade.

Debt Opportunities Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

In selecting debt investments for Debt Opportunities Fund’s portfolio, GMO emphasizes issue selection in its investment process. GMO uses analytical techniques to seek to find relative value among sectors and individual securities. The factors considered and investment methods used by GMO can change over time.

Debt Opportunities Fund does not maintain a specified interest rate duration for its portfolio.

44

Under normal circumstances, Debt Opportunities Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

If deemed prudent by GMO, Debt Opportunities Fund may take temporary defensive positions.

A GMO Fund that invests in Debt Opportunities Fund is subject to all of the risks to which Debt Opportunities Fund is exposed. The principal risks of an investment in Debt Opportunities Fund include Credit Risk, Market Risk – Asset-Backed Securities, Illiquidity Risk, Focused Investment Risk, Management and Operational Risk, Market Risk – Fixed Income Investments, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Non-U.S. Investment Risk, and Currency Risk. Debt Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Debt Opportunities Fund may affect Debt Opportunities Fund’s performance more than if Debt Opportunities Fund were a diversified investment company. Shareholders of each GMO Fund investing in Debt Opportunities Fund are indirectly exposed to these risks.

GMO Developed World Stock Fund. GMO Developed World Stock Fund (“Developed World Stock Fund”), a series of the Trust, is not offered by this Prospectus. Developed World Stock Fund is managed by GMO.

Developed World Stock Fund pays an investment management fee to GMO at the annual rate of 0.45% of Developed World Stock Fund’s average daily net assets for each class of shares. Developed World Stock Fund offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Developed World Stock Fund’s investment objective is high total return.

GMO seeks to achieve Developed World Stock Fund’s investment objective by investing Developed World Stock Fund’s portfolio primarily in stocks that GMO believes will provide a higher return than the MSCI World Index.

GMO determines which stocks Developed World Stock Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting stocks for Developed World Stock Fund, GMO uses a combination of investment methods to identify stocks that GMO believes have positive return potential relative to other stocks in Developed World Stock Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to Developed World Stock Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust Developed World Stock Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage Developed World Stock Fund to, or control Developed World Stock Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in stocks, Developed World Stock Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). Developed World Stock Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Developed World Stock Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, Developed World Stock Fund may lend its portfolio securities.

Under normal circumstances, Developed World Stock Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. Developed World Stock Fund also may invest in stocks in emerging markets, but those investments typically will represent 10% or less of Developed World Stock Fund’s net assets measured at the time of purchase. For this purpose, the term “stocks” refers to investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity

45

index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). GMO may make investments tied economically to emerging countries.

Developed World Stock Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Developed World Stock Fund is subject to all of the risks to which Developed World Stock Fund is exposed. The principal risks of an investment in Developed World Stock Fund include Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Smaller Company Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Developed World Stock Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Developed World Stock Fund may affect Developed World Stock Fund’s performance more than if Developed World Stock Fund were a diversified investment company. Shareholders of each GMO Fund investing in Developed World Stock Fund are indirectly exposed to these risks.

GMO Emerging Countries Fund. GMO Emerging Countries Fund (“ECF”), a series of the Trust, is not offered by this Prospectus. ECF is managed by GMO.

ECF pays an investment management fee to GMO at the annual rate of 0.65% of ECF’s average daily net assets. ECF offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of ECF’s average daily net assets.

ECF’s investment objective is total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

ECF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, ECF invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, ECF may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that ECF will have a value bias relative to its benchmark. In general, ECF typically invests in companies with larger market capitalizations than does GMO Emerging Markets Fund.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic factors. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing ECF’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts ECF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, ECF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). ECF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of ECF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. ECF’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, ECF may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, ECF may lend its portfolio securities.

ECF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in ECF is subject to all of the risks to which ECF is exposed. The principal risks of an investment in ECF include Non-U.S. Investment Risk, Market Risk – Equities, Management and Operational Risk, Currency Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Large Shareholder Risk, Counterparty Risk, Focused Investment Risk, Derivatives Risk, Fund of Funds Risk, and Leveraging Risk. ECF is a

46

non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by ECF may affect ECF’s performance more than if ECF were a diversified investment company. Shareholders of each GMO Fund investing in ECF are indirectly exposed to these risks.

GMO Emerging Country Debt Fund. GMO Emerging Country Debt Fund (“Emerging Country Debt Fund”), a series of the Trust, is not offered by this Prospectus. Emerging Country Debt Fund is managed by GMO.

Emerging Country Debt Fund pays an investment management fee to GMO at the annual rate of 0.35% of Emerging Country Debt Fund’s average daily net assets for each class of shares. Emerging Country Debt Fund offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Emerging Country Debt Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Emerging Country Debt Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities and that usually is denominated in U.S. dollars, Euros, Japanese yen, Swiss francs or British pounds sterling. Under normal circumstances, Emerging Country Debt Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term “emerging countries” means the world’s less developed countries. In general, Emerging Country Debt Fund considers “emerging countries” to be the countries included in Emerging Country Debt Fund’s benchmark, as well as other countries with similar national domestic product characteristics.

Emerging Country Debt Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. Emerging Country Debt Fund invests a substantial portion of its assets either through direct holdings or indirectly through derivatives in below investment grade investments (commonly referred to as “junk bonds”). Those investments have speculative characteristics and are riskier than investment grade debt instruments. Generally, at least 75% of Emerging Country Debt Fund’s assets are denominated in, or hedged into, U.S. dollars. Emerging Country Debt Fund’s performance is likely to be more volatile than that of its benchmark.

GMO emphasizes a bottom-up approach to select debt issued by sovereign and quasi-sovereign entities, using analytical techniques that seek to uncover the most undervalued instrument(s) issued by a particular sovereign or quasi-sovereign entity. GMO also considers its outlook for a country in making investment decisions and typically uses portfolio cash flows to rebalance Emerging Country Debt Fund’s portfolio. The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, Emerging Country Debt Fund typically uses exchange-traded and over-the-counter (OTC) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. Emerging Country Debt Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Emerging Country Debt Fund will typically have gross investment exposures in excess of its net assets (i.e., Emerging Country Debt Fund will be leveraged) and therefore is subject to heightened risk of loss. Emerging Country Debt Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Emerging Country Debt Fund also has direct and indirect holdings in U.S. asset-backed securities. Emerging Country Debt Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

GMO normally seeks to maintain an interest rate duration for Emerging Country Debt Fund that is similar to that of its benchmark (approximately 7.0 years as of 5/31/14).

If deemed prudent by GMO, Emerging Country Debt Fund may take temporary defensive positions.

A GMO Fund that invests in Emerging Country Debt Fund is subject to all of the risks to which Emerging Country Debt Fund is exposed. The principal risks of an investment in Emerging Country Debt Fund include Market Risk – Fixed Income Investments, Credit Risk, Illiquidity Risk, Leveraging Risk, Derivatives Risk, Market Risk – Asset-Backed Securities, Currency Risk, Management and Operational Risk, Counterparty Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Fund of Funds Risk, Non-U.S. Investment Risk, and Large Shareholder Risk.

47

Emerging Country Debt Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Emerging Country Debt Fund may affect Emerging Country Debt Fund’s performance more than if Emerging Country Debt Fund were a diversified investment company. Shareholders of each GMO Fund investing in Emerging Country Debt Fund are indirectly exposed to these risks.

GMO Emerging Domestic Opportunities Fund. GMO Emerging Domestic Opportunities Fund (“EDOF”), a series of the Trust, is not offered by this Prospectus. EDOF is managed by GMO.

EDOF pays an investment management fee to GMO at the annual rate of 0.75% of EDOF’s average daily net assets for each class of shares. GMO (and not EDOF) will pay a sub-advisory fee to GMO Singapore for services provided to EDOF pursuant to a sub-advisory agreement at a rate equal to 60% of the management fees received by GMO under EDOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect. EDOF offers Class II, Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.22%, 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

EDOF’s investment objective is total return.

EDOF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”), including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, EDOF invests directly and indirectly at least 80% of its assets in investments related to emerging markets. EDOF’s investments are not limited to investments in companies located in any particular country or geographic region, and often include investments in companies located in developed markets (e.g., the United States) that are related to, or whose prospects are linked to, emerging markets. GMO does not manage EDOF to, or control EDOF’s risk relative to, any index or benchmark.

GMO primarily uses fundamental analysis to evaluate and select countries, sectors, and companies that it believes are likely to benefit from domestic growth in emerging markets. The process begins with country and sector allocation and then focuses on the selection of individual companies. In evaluating and selecting investments, GMO may consider many factors, including GMO’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors. In constructing EDOF’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, EDOF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). EDOF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EDOF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. EDOF’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, EDOF may lend its portfolio securities.

EDOF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in EDOF is subject to all of the risks to which EDOF is exposed. The principal risks of an investment in EDOF include Non-U.S. Investment Risk, Market Risk – Equities, Management and Operational Risk, Currency Risk, Illiquidity Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Counterparty Risk, Smaller Company Risk, Large Shareholder Risk, Fund of Funds Risk, and Leveraging Risk. EDOF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by EDOF may affect EDOF’s performance more than if EDOF were a diversified investment company. Shareholders of each GMO Fund investing in EDOF are indirectly exposed to these risks.

48

GMO Emerging Markets Fund. GMO Emerging Markets Fund (“EMF”), a series of the Trust, is not offered by this Prospectus. EMF is managed by GMO.

EMF pays an investment management fee to GMO at the annual rate of 0.75% of EMF’s average daily net assets for each class of shares. EMF offers Class II, Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.22%, 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

EMF’s investment objective is total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

EMF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, EMF invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, EMF may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that EMF will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic factors. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing EMF’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts EMF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, EMF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). EMF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of EMF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. EMF’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, EMF may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, EMF may lend its portfolio securities.

EMF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in EMF is subject to all of the risks to which EMF is exposed. The principal risks of an investment in EMF include Non-U.S. Investment Risk, Market Risk – Equities, Management and Operational Risk, Currency Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, Smaller Company Risk, Counterparty Risk, Focused Investment Risk, Derivatives Risk, Fund of Funds Risk, Leveraging Risk, and Large Shareholder Risk. EMF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by EMF may affect EMF’s performance more than if EMF were a diversified investment company. Shareholders of each GMO Fund investing in EMF are indirectly exposed to these risks.

GMO Foreign Fund. GMO Foreign Fund (“Foreign Fund”), a series of the Trust, is not offered by this Prospectus. Foreign Fund is managed by GMO.

Foreign Fund pays an investment management fee to GMO at the annual rate of 0.60% of Foreign Fund’s average daily net assets for each class of shares. Foreign Fund offers Class II, Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.22%, 0.15% and 0.09% of the class’s average daily net assets.

Foreign Fund’s investment objective is total return in excess of that of its benchmark, the MSCI EAFE Index.

Under normal circumstances, Foreign Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States, including both developed and emerging countries. The term “equities” refers to direct and indirect investments in common and

49

preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, Foreign Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. Foreign Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Foreign Fund may lend its portfolio securities.

Foreign Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Foreign Fund is subject to all of the risks to which Foreign Fund is exposed. The principal risks of an investment in Foreign Fund include Market Risk – Equities, Non-U.S. Investment Risk, Currency Risk, Management and Operational Risk, Smaller Company Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Illiquidity Risk, Counterparty Risk, Leveraging Risk, Derivatives Risk, and Large Shareholder Risk. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund’s performance more than if Foreign Fund were a diversified investment company. Shareholders of each GMO Fund investing in Foreign Fund are indirectly exposed to these risks.

GMO Foreign Small Companies Fund. GMO Foreign Small Companies Fund (“Foreign Small Companies Fund”), a series of the Trust, is not offered by this Prospectus. Foreign Small Companies Fund is managed by GMO.

Foreign Small Companies Fund pays an investment management fee to GMO at the annual rate of 0.70% of Foreign Small Companies Fund’s average daily net assets for each class of shares. Foreign Small Companies Fund offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

Foreign Small Companies Fund’s investment objective is total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Foreign Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, Foreign Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the United States. The market capitalization range of companies whose equities are held by Foreign Small Companies Fund is generally within the market capitalization range of companies in Foreign Small Companies Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2014, the market capitalization of the outstanding common stock and other stock-related securities of the largest company (in a particular country) included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $638 million (New Zealand) to $14.0 billion (Germany) (based on exchange rates as of May 31, 2014). As of May 31, 2014, the publicly traded market capitalization of the largest small company (as defined by Foreign Small Companies Fund) ranged from approximately $504 million (Egypt) to $30.0 billion (Switzerland) (based on exchange rates as of May 31, 2014).

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

50

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, Foreign Small Companies Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. Foreign Small Companies Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, Foreign Small Companies Fund may lend its portfolio securities.

Foreign Small Companies Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Foreign Small Companies Fund is subject to all of the risks to which Foreign Small Companies Fund is exposed. The principal risks of an investment in Foreign Small Companies Fund include Smaller Company Risk, Market Risk – Equities, Non-U.S. Investment Risk, Currency Risk, Illiquidity Risk, Management and Operational Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Counterparty Risk, Leveraging Risk, Derivatives Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in Foreign Small Companies Fund are indirectly exposed to these risks.

GMO GAAR Implementation Fund. GMO GAAR Implementation Fund (“GIF”), a series of the Trust, is not offered by this Prospectus. GIF is managed by GMO.

GIF does not pay an investment management fee or shareholder service fee to GMO. GIF offers a single class of shares.

GIF’s investment objective is positive total return, not “relative return.”

GMO pursues investment strategies for GIF that are intended to complement the strategies it is pursuing in GMO Benchmark-Free Fund. Accordingly, GIF is not a standalone investment. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to determine GIF’s strategic direction. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

GMO does not manage GIF to, or control GIF’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, GIF may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. GIF may invest in companies of any market capitalization. In addition, GIF is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. GIF may invest a significant portion of its assets in the securities of issuers in industries that are subject to the same or similar risk factors. To the extent GIF invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). GIF also may have exposure to short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.

GIF may engage in merger arbitrage transactions, where it will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

In conjunction with merger arbitrage transactions, GIF may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, GIF may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. GIF also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

As an alternative for investing directly in securities, GIF may use exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (“ETFs”). GIF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to

51

adjust elements of GIF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. GIF’s foreign currency exposure may differ from the currency exposure of its securities. In addition, GIF may lend its portfolio securities.

GIF is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, GIF may have gross investment exposures in excess of its net assets (i.e., GIF may be leveraged) and therefore is subject to heightened risk of loss. GIF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

To gain exposure to commodities and some other assets, GIF intends to invest through a wholly-owned subsidiary. GMO will serve as the investment manager to this subsidiary but will not receive any additional management or other fees for its services. GMO expects that the subsidiary will invest primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which GIF may invest directly. References in GIF’s Private Placement Memorandum to GIF may refer to actions undertaken by GIF or GIF’s subsidiary company. GIF does not invest directly in commodities and commodity-related derivatives.

GIF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

If deemed prudent by GMO, GIF may take temporary defensive positions.

Because of its investment in GIF, the Fund is subject to all of the risks to which GIF is exposed. The principal risks of an investment in GIF include Market Risk – Equities, Market Risk – Fixed Income Investments, Non-U.S. Investment Risk, Management and Operational Risk, Derivatives Risk, Smaller Company Risk, Illiquidity Risk, Currency Risk, Credit Risk, Market Risk – Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Merger Arbitrage Risk, Commodities Risk, Focused Investment Risk, Large Shareholder Risk and Fund of Funds Risk. GIF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by GIF may affect GIF’s performance more than if GIF were a diversified investment company. To the extent the Fund invests in GIF, shareholders of the Fund are indirectly exposed to these risks.

GMO Global Bond Fund. GMO Global Bond Fund (“Global Bond Fund”), a series of the Trust, is not offered by this Prospectus. Global Bond Fund is managed by GMO.

Global Bond Fund pays an investment management fee to GMO at the annual rate of 0.19% of Global Bond Fund’s average daily net assets. Global Bond Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of Global Bond Fund’s average daily net assets.

Global Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan GBI Global.

Global Bond Fund’s investment program has two principal components. One component seeks to replicate Global Bond Fund’s benchmark. The second component seeks to add value relative to Global Bond Fund’s benchmark by taking positions that may not be related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government, and emerging country debt markets, and can cause Global Bond Fund’s performance to differ significantly from that of its benchmark. Global Bond Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of Global Bond Fund’s benchmark.

In deciding what positions to take in global interest rate and currency markets and the size of those positions, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to Global Bond Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, Global Bond Fund may have positions in:

52

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps, and other swap contracts (to generate a return comparable to Global Bond Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•	non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of GMO Debt Opportunities Fund (“Debt Opportunities Fund”) (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, Global Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (commonly referred to as “junk bonds”).

GMO normally seeks to maintain Global Bond Fund’s estimated interest rate duration within +/– 2 years of the benchmark’s duration (approximately 7.0 years as of 5/31/14).

Under normal circumstances, Global Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

Global Bond Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Global Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., Global Bond Fund will be leveraged) and therefore is subject to heightened risk of loss. Global Bond Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, Global Bond Fund may take temporary defensive positions.

A GMO Fund that invests in Global Bond Fund is subject to all of the risks to which Global Bond Fund is exposed. The principal risks of an investment in Global Bond Fund include Currency Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Illiquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Global Bond Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Global Bond Fund may affect Global Bond Fund’s performance more than if Global Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in Global Bond Fund are indirectly exposed to these risks.

GMO Global Focused Equity Fund. GMO Global Focused Equity Fund (“GFEF”), a series of the Trust, is not offered by this Prospectus. GFEF is managed by GMO.

GFEF pays an investment management fee to GMO at the annual rate of 0.60% of GFEF’s average daily net assets for each class of shares. GFEF offers Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.10% of the class’s average daily net assets.

53

GFEF’s investment objective is total return.

GFEF may invest directly and indirectly (e.g., through underlying funds or derivatives) in equities traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, GFEF invests directly and indirectly at least 80% of its assets in equities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. GFEF is permitted to invest in equities of all types, including equities issued by non-U.S. and U.S. companies, growth and value style equities, and equities of companies of any market capitalization. In addition, GFEF is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in a limited number of countries and/or market capitalization ranges. GFEF could experience material losses from a single investment.

GFEF focuses its investments in a limited number of securities that GMO believes offer the most attractive investment opportunities in U.S. and non-U.S. equity markets. GMO does not manage GFEF to, or control GFEF’s risk relative to, any index or benchmark.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and/or visits companies.

The factors considered and investment methods used by GMO can change over time.

GFEF may hold up to 20% of its assets in cash or cash equivalents. GFEF may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds. GFEF’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, GFEF may lend its portfolio securities.

GFEF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in GFEF is subject to all of the risks to which GFEF is exposed. The principal risks of an investment in GFEF include Management and Operational Risk, Market Risk – Equities, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Illiquidity Risk, Large Shareholder Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, Derivatives Risk, Leveraging Risk, and Counterparty Risk. GFEF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by GFEF may affect GFEF’s performance more than if GFEF were a diversified investment company. Shareholders of each GMO Fund investing in GFEF are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund. GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to GMO at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity.

High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may use other exchange-traded and over-the-counter (OTC) derivatives. High Quality Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a

54

result of its derivative positions, High Quality Fund will typically have gross investment exposures in excess of its net assets (i.e., High Quality Fund will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

High Quality Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

In selecting fixed income securities for High Quality Fund’s portfolio, GMO focuses primarily on the securities’ credit quality. GMO uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The factors considered and investment methods used by GMO can change over time.

GMO will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). GMO estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by GMO, High Quality Fund may take temporary defensive positions.

A GMO Fund that invests in High Quality Fund is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk – Asset-Backed Securities, Illiquidity Risk, Market Risk – Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks.

GMO International Bond Fund. GMO International Bond Fund (“International Bond Fund”), a series of the Trust, is not offered by this Prospectus. International Bond Fund is managed by GMO.

International Bond Fund pays an investment management fee to GMO at the annual rate of 0.25% of International Bond Fund’s average daily net assets. International Bond Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of International Bond Fund’s average daily net assets.

International Bond Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex-U.S.

International Bond Fund’s investment program has two principal components. One component seeks to replicate International Bond Fund’s benchmark. The second component seeks to add value relative to International Bond Fund’s benchmark by taking positions that are often not related to its benchmark. These positions primarily include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt markets, and can cause International Bond Fund’s performance to differ significantly from that of its benchmark. International Bond Fund will typically have substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of International Bond Fund’s benchmark.

55

In deciding what positions to take in global interest rate and currency markets and the size of those positions, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to International Bond Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, International Bond Fund may have positions in:

•	derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to International Bond Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•	non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of GMO Debt Opportunities Fund (“Debt Opportunities Fund”) (to provide exposure to global credit (particularly, asset-backed) markets).

•	shares of GMO World Opportunity Overlay Fund (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of GMO Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•	shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, International Bond Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (commonly referred to as referred as “junk bonds”).

GMO normally seeks to maintain International Bond Fund’s estimated interest rate duration within +/– 2 years of the benchmark’s duration (approximately 7.7 years as of 5/31/14).

Under normal circumstances, International Bond Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term “bond” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

International Bond Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, International Bond Fund will typically have gross investment exposures in excess of its net assets (i.e., International Bond Fund will be leveraged) and therefore is subject to heightened risk of loss. International Bond Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, International Bond Fund may take temporary defensive positions.

A GMO Fund that invests in International Bond Fund is subject to all of the risks to which International Bond Fund is exposed. The principal risks of an investment in International Bond Fund include Currency Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Credit Risk, Illiquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Management and Operational Risk, Fund of Funds Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. International Bond

56

Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by International Bond Fund may affect International Bond Fund’s performance more than if International Bond Fund were a diversified investment company. Shareholders of each GMO Fund investing in International Bond Fund are indirectly exposed to these risks.

GMO International Equity Fund (formerly known as GMO International Intrinsic Value Fund). GMO International Equity Fund (“IEF”), a series of the Trust, is not offered by this Prospectus. IEF is managed by GMO.

IEF pays an investment management fee to GMO at the annual rate of 0.50% of IEF’s average daily net assets for each class of shares. IEF offers Class II, Class III and Class IV shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.22%, 0.15% and 0.09% of the class’s average daily net assets.

IEF’s investment objective is high total return.

GMO seeks to achieve IEF’s investment objective by investing IEF’s portfolio primarily in non-U.S. developed market equities that GMO believes will provide a higher return than the MSCI EAFE Index.

GMO determines which securities IEF should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for IEF, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in IEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to IEF’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust IEF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage IEF to, or control IEF’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, IEF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). IEF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of IEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, IEF may lend its portfolio securities.

Under normal circumstances, IEF invests directly and indirectly at least 80% of its assets in equities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

IEF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in IEF is subject to all of the risks to which IEF is exposed. The principal risks of an investment in IEF include Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in IEF are indirectly exposed to these risks.

GMO International Large/Mid Cap Equity Fund (formerly known as GMO International Core Equity Fund). GMO International Large/Mid Cap Equity Fund (“ILMCEF”), a series of the Trust, is not offered by this Prospectus. ILMCEF is managed by GMO.

ILMCEF pays an investment management fee to GMO at the annual rate of 0.38% of ILMCEF’s average daily net assets for each class of shares. ILMCEF offers Class III, Class IV and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.09% and 0.055% of the class’s average daily net assets.

ILMCEF’s investment objective is high total return.

57

GMO seeks to achieve ILMCEF’s investment objective by investing ILMCEF’s portfolio primarily in non-U.S. developed market equities that GMO believes will provide a higher return than the MSCI EAFE Index.

GMO determines which securities ILMCEF should to buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for ILMCEF, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in ILMCEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to ILMCEF’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust ILMCEF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage ILMCEF to, or control ILMCEF’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, ILMCEF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). ILMCEF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of ILMCEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, ILMCEF may lend its portfolio securities.

Under normal circumstances, ILMCEF invests directly and indirectly at least 80% of its assets in equities. In addition, under normal circumstances, ILMCEF invests directly and indirectly at least 80% of its assets in equities of large- and mid-cap companies. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations.

ILMCEF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in ILMCEF is subject to all of the risks to which ILMCEF is exposed. The principal risks of an investment in ILMCEF include Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in ILMCEF are indirectly exposed to these risks.

GMO International Small Companies Fund. GMO International Small Companies Fund (“International Small Companies Fund”), a series of the Trust, is not offered by this Prospectus. International Small Companies Fund is managed by GMO.

International Small Companies Fund pays an investment management fee to GMO at the annual rate of 0.60% of International Small Companies Fund’s average daily net assets. International Small Companies Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of International Small Companies Fund’s average daily net assets.

International Small Companies Fund’s investment objective is high total return.

GMO seeks to achieve International Small Companies Fund’s investment objective by investing International Small Companies Fund’s portfolio primarily in equities that GMO believes will provide a higher return than the MSCI EAFE Small Cap Index.

GMO determines which securities International Small Companies Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

58

In selecting securities for International Small Companies Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in International Small Companies Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to International Small Companies Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust International Small Companies Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage International Small Companies Fund to, or control International Small Companies Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, International Small Companies Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). International Small Companies Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of International Small Companies Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, International Small Companies Fund may lend its portfolio securities.

International Small Companies Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, International Small Companies Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the United States, including both developed and emerging countries (“Non-U.S. Companies”). GMO considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equities. As of May 31, 2014, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within International Small Companies Fund’s definition of small companies was approximately $31.5 billion. For purposes of International Small Companies Fund’s investments, the term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

International Small Companies Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in International Small Companies Fund is subject to all of the risks to which International Small Companies Fund is exposed. The principal risks of an investment in International Small Companies Fund include Market Risk – Equities, Management and Operational Risk, Illiquidity Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Smaller Company Risk, Counterparty Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in International Small Companies Fund are indirectly exposed to these risks.

GMO Quality Fund. GMO Quality Fund (“Quality Fund”), a series of the Trust, is not offered by this Prospectus. Quality Fund is managed by GMO.

Quality Fund pays an investment management fee to GMO at the annual rate of 0.33% of Quality Fund’s average daily net assets for each class of shares. Quality Fund offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.105%, 0.085% and 0.055% of the class’s average daily net assets.

Quality Fund’s investment objective is total return.

GMO seeks to achieve Quality Fund’s investment objective by investing Quality Fund’s portfolio primarily in equities that GMO believes to be of high quality.

59

GMO determines which securities Quality Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, GMO may consider several factors, including, in particular, profitability, profit stability, and low leverage.

In selecting securities for Quality Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in Quality Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to Quality Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust Quality Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage Quality Fund to, or control Quality Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, Quality Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). Quality Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Quality Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, Quality Fund may lend its portfolio securities.

Quality Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

Quality Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Quality Fund is subject to all of the risks to which Quality Fund is exposed. The principal risks of an investment in Quality Fund include Market Risk – Equities, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Quality Fund may affect Quality Fund’s performance more than if Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in Quality Fund are indirectly exposed to these risks.

GMO Resources Fund. GMO Resources Fund (“Resources Fund”), a series of the Trust, is not offered by this Prospectus. Resources Fund is managed by GMO.

Resources Fund pays an investment management fee to GMO at the annual rate of 0.50% of Resources Fund’s average daily net assets for each class of shares. Resources Fund offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Resources Fund’s investment objective is total return.

GMO seeks to achieve Resources Fund’s investment objective by investing Resources Fund’s portfolio primarily in equities that GMO believes will provide a higher return than the MSCI ACWI Commodity Producers Index.

GMO determines which securities Resources Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for Resources Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in Resources Fund’s investment universe.

60

Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to Resources Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust Resources Fund’s portfolio for factors such as position size, market capitalization and exposure to factors such as industry, sector, or country. The factors considered and investment methods used by GMO can change over time. GMO does not manage Resources Fund to, or control Resources Fund’s risk relative to, any securities index or securities benchmark. Resources Fund may invest in companies of any market capitalization.

As an alternative to investing directly in equities, Resources Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). Resources Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Resources Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, Resources Fund may lend its portfolio securities.

Resources Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, Resources Fund invests at least 80% of its assets in the securities of companies in that sector. Resources Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. Resources Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, Resources Fund also may invest up to 20% of its net assets in securities of any type of company.

Resources Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Resources Fund is subject to all of the risks to which Resources Fund is exposed. The principal risks of an investment in Resources Fund include Focused Investment Risk, Commodities Risk, Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Illiquidity Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Resources Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Resources Fund may affect Resources Fund’s performance more than if Resources Fund were a diversified investment company. Shareholders of each GMO Fund investing in Resources Fund are indirectly exposed to these risks.

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of the Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays an investment management fee to GMO at the annual rate of 0.45% of Risk Premium Fund’s average daily net assets for each class of shares. Risk Premium Fund offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

GMO pursues investment strategies for Risk Premium Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, Risk Premium Fund is not a standalone investment.

Risk Premium Fund attempts to capture returns commensurate with the equity risk premium over a full market cycle with less sensitivity to equity valuations by writing put options on stock indices and/or by engaging in merger arbitrage strategies.

61

Risk Premium Fund may sell (write) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. GMO uses a proprietary indicator to determine Risk Premium Fund’s put-writing allocations among stock indices, depending on the assessment of relative premiums available. Risk Premium Fund’s portfolio allocations are based on the relative attractiveness of each index in conjunction with other factors such as the liquidity available in each index’s options markets. From time to time, Risk Premium Fund may have substantial exposures to relatively few U.S. and international stock indices. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Risk Premium Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). Risk Premium Fund may purchase and sell exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. Risk Premium Fund may purchase and sell options and other securities tied economically to any country in the world, including emerging countries. Risk Premium Fund may use forward currency contracts to manage its currency exposure.

GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time Risk Premium Fund sells them. GMO, therefore, expects that Risk Premium Fund will hold sufficient assets to cover the maximum possible loss that Risk Premium Fund might sustain upon the exercise of an option sold by Risk Premium Fund.

Risk Premium Fund may engage in merger arbitrage transactions, where it will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

In conjunction with merger arbitrage transactions, Risk Premium Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, Risk Premium Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. Risk Premium Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

The factors considered and investment methods used by GMO can change over time.

For collateral and cash management purposes, Risk Premium Fund will invest a substantial portion of its assets in shares of GMO U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk – Equities, Derivatives Risk, Merger Arbitrage Risk, Management and Operational Risk, Counterparty Risk, Illiquidity Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Market Risk – Fixed Income Investments, Credit Risk, Smaller Company Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each GMO Fund investing in Risk Premium Fund are indirectly exposed to these risks.

GMO Special Opportunities Fund. GMO Special Opportunities Fund (“Special Opportunities Fund”), a series of the Trust, is not offered by this Prospectus. Special Opportunities Fund is managed by GMO.

Special Opportunities pays an investment management fee to GMO at the annual rate of 1.10% of Special Opportunities Fund’s average daily net assets for each class of shares. Special Opportunities Fund offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Special Opportunities Fund’s investment objective is positive total return.

62

GMO will generally use a fundamental approach to identify investments that are, in GMO’s judgment, trading below their intrinsic value. GMO expects that Special Opportunities Fund will focus its investments in a limited number of investments. GMO does not manage Special Opportunities Fund to, or control Special Opportunities Fund’s risk relative to, any securities index or securities benchmark. In addition, Special Opportunities Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., Special Opportunities Fund does not seek “relative” return). The factors considered and investment methods used by GMO can change over time.

Special Opportunities Fund may have long or short exposure to non-U.S. and U.S. equities (which may include emerging country equities and equities of any market capitalization), non-U.S. and U.S. fixed income instruments (which may include asset-backed securities and other fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “junk bonds”), including distressed and defaulted instruments, and having any maturity or duration), currencies, and, from time to time, other alternative instruments (e.g., instruments that seek exposure to or reduce risks of market volatility).

Special Opportunities Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equities or fixed income securities). In addition, Special Opportunities Fund is not restricted in its exposure (long or short) to any particular market. Special Opportunities Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). Special Opportunities Fund could be subject to material losses from a single investment.

In pursuing its investment objective, Special Opportunities Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, reverse repurchase agreements, options, futures, swap contracts (such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements), swaptions, and foreign currency derivative transactions. In addition, Special Opportunities Fund may lend its portfolio securities. Special Opportunities Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Special Opportunities Fund may have gross investment exposures in excess of its net assets (i.e., Special Opportunities Fund may be leveraged) and therefore is subject to heightened risk of loss. Special Opportunities Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Special Opportunities Fund may make a significant portion of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

Special Opportunities Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Special Opportunities Fund is subject to all of the risks to which Special Opportunities Fund is exposed. The principal risks of an investment in Special Opportunities Fund include Management and Operational Risk, Market Risk — Equities, Market Risk — Fixed Income Investments, Credit Risk, Illiquidity Risk, Currency Risk, Market Disruption and Geopolitical Risk, Focused Investment Risk, Non-U.S. Investment Risk, Large Shareholder Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Commodities Risk, and Fund of Funds Risk. Special Opportunities Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Special Opportunities Fund may affect Special Opportunities Fund’s performance more than if Special Opportunities Fund were a diversified investment company. Shareholders of each GMO Fund investing in Special Opportunities Fund are indirectly exposed to these risks.

GMO Systematic Global Macro Opportunity Fund (formerly known as GMO Alternative Asset Opportunity Fund). GMO Systematic Global Macro Opportunity Fund (“Systematic Global Macro Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Systematic Global Macro Fund is managed by GMO.

Systematic Global Macro Fund pays an investment management fee to GMO at the annual rate of 0.70% of Systematic Global Macro Fund’s average daily net assets. Systematic Global Macro Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of Systematic Global Macro Fund’s average daily net assets. GMO (and not Systematic Global Macro Fund) will pay a sub-advisory fee to GMO Singapore for services

63

provided to Systematic Global Macro Fund pursuant to a sub-advisory agreement at a rate equal to 5% of the management fees received by GMO under Systematic Global Macro Fund’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect.

Systematic Global Macro Fund’s investment objective is long-term total return.

Systematic Global Macro Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. Systematic Global Macro Fund seeks to take advantage of GMO’s proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

Systematic Global Macro Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury-Bills) or money market funds. Systematic Global Macro Fund also may invest in U.S. and non-U.S. fixed income securities and hold shares of other GMO Funds, including Debt Opportunities Fund and U.S. Treasury Fund.

GMO’s models for this systematic process are based on the following strategies:

•	Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

•	Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

GMO may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.

To gain exposure to commodities and some other assets, Systematic Global Macro Fund invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which Systematic Global Macro Fund may invest directly. References to Systematic Global Macro Fund in this summary of Systematic Global Macro Fund’s investment strategy may refer to actions undertaken by Systematic Global Macro Fund or the subsidiary company. Systematic Global Macro Fund does not invest directly in commodities and commodity-related derivatives.

Systematic Global Macro Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index. Systematic Global Macro Fund does not maintain a specified interest rate duration for its portfolio.

Systematic Global Macro Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Systematic Global Macro Fund will typically have gross investment exposures in excess of its net assets (i.e., Systematic Global Macro Fund will be leveraged) and therefore is subject to heightened risk of loss. Systematic Global Macro Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, Systematic Global Macro Fund may take temporary defensive positions.

A GMO Fund that invests in Systematic Global Macro Fund is subject to all of the risks to which Systematic Global Macro Fund is exposed. The principal risks of an investment in Systematic Global Macro Fund include Management and Operational Risk, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Market Risk – Equities, Currency Risk, Commodities Risk, Market Risk – Fixed Income Investments, Market Risk – Asset-Backed Securities, Derivatives Risk, Counterparty Risk, Credit Risk, Illiquidity Risk, Leveraging Risk, Fund of Funds Risk, and Large Shareholder Risk. Systematic Global Macro Fund and some of its underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Systematic Global Macro Fund or those underlying funds may affect Systematic Global Macro Fund’s or an underlying fund’s performance more than if Systematic Global Macro Fund or the underlying fund were a diversified investment company. Shareholders of each GMO Fund investing in Systematic Global Macro Fund are indirectly exposed to these risks.

64

GMO Taiwan Fund. GMO Taiwan Fund (“Taiwan Fund”), a series of the Trust, is not offered by this Prospectus. Taiwan Fund is managed by GMO.

Taiwan Fund pays an investment management fee to GMO at the annual rate of 0.81% of Taiwan Fund’s average daily net assets. Taiwan Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of Taiwan Fund’s average daily net assets.

Taiwan Fund’s investment objective is total return in excess of that of its benchmark, the MSCI Taiwan Index.

Taiwan Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies doing business in or otherwise tied economically to Taiwan. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, Taiwan Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments based on factors including, but not limited to, valuation and macroeconomic factors, GMO’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors. The process begins with sector allocation and then focuses on the selection of individual companies. In constructing Taiwan Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts Taiwan Fund’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry or sector. The factors considered and investment methods used by GMO can change over time.

Taiwan Fund may invest a significant portion of its assets in securities of issuers in industries that are subject to the same or similar risk factors (e.g., different industries within broad sectors, such as technology or financial services).

As an alternative to investing directly in equities, Taiwan Fund may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). Taiwan Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of Taiwan Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. Taiwan Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments.

In addition, Taiwan Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, Taiwan Fund may lend its portfolio securities.

Taiwan Fund also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in Taiwan Fund is subject to all of the risks to which Taiwan Fund is exposed. The principal risks of an investment in Taiwan Fund include Non-U.S. Investment Risk, Market Risk – Equities, Management and Operational Risk, Currency Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, Illiquidity Risk, Smaller Company Risk, Counterparty Risk, Derivatives Risk, Leveraging Risk, and Fund of Funds Risk. Taiwan Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Taiwan Fund may affect Taiwan Fund’s performance more than if Taiwan Fund were a diversified investment company. Shareholders of each GMO Fund investing in Taiwan Fund are indirectly exposed to these risks.

GMO Tax-Managed International Equities Fund. GMO Tax-Managed International Equities Fund (“TMIEF”), a series of the Trust, is not offered by this Prospectus. TMIEF is managed by GMO.

TMIEF pays an investment management fee to GMO at the annual rate of 0.50% of TMIEF’s average daily net assets. TMIEF offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of TMIEF’s average daily net assets.

TMIEF’s investment objective is high after-tax total return.

GMO seeks to achieve TMIEF’s investment objective by investing TMIEF’s portfolio primarily in equities that GMO believes will provide a higher return than the MSCI EAFE Index (after tax).

65

GMO determines which securities TMIEF should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for TMIEF, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in TMIEF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to TMIEF’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust TMIEF’s portfolio for factors such as position size, market capitalization, and exposure to factors such as industry, sector, country, or currency. The factors considered and investment methods used by GMO can change over time. GMO does not manage TMIEF to, or control TMIEF’s risk relative to, any securities index or securities benchmark.

GMO considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. GMO also may consider TMIEF’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

As an alternative to investing directly in equities, TMIEF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). TMIEF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of TMIEF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, TMIEF may lend its portfolio securities.

TMIEF typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States, including both developed and emerging countries. Under normal circumstances, TMIEF invests directly and indirectly at least 80% of its assets in equities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

TMIEF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in TMIEF is subject to all of the risks to which TMIEF is exposed. The principal risks of an investment in TMIEF include Market Risk – Equities, Management and Operational Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Illiquidity Risk, Counterparty Risk, Smaller Company Risk, Leveraging Risk, Focused Investment Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. TMIEF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by TMIEF may affect TMIEF’s performance more than if TMIEF were a diversified investment company. Shareholders of each GMO Fund investing in TMIEF are indirectly exposed to these risks.

GMO U.S. Equity Allocation Fund (formerly known as GMO U.S. Core Equity Fund). GMO U.S. Equity Allocation Fund (“USEAF”), a series of the Trust, is not offered by this Prospectus. USEAF is managed by GMO.

USEAF pays an investment management fee to GMO at the annual rate of 0.31% of USEAF’s average daily net assets for each class of shares. USEAF offers Class III, Class IV, Class V and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

USEAF’s investment objective is high total return.

GMO seeks to achieve USEAF’s investment objective by investing USEAF’s portfolio primarily in equities that GMO believes will provide a higher return than the S&P 500 Index.

GMO determines which securities USEAF should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

66

In selecting securities for USEAF, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in USEAF’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to USEAF’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities as an input to the investment process and may adjust USEAF’s portfolio for factors such as position size, industry and sector exposure, and market capitalization. The factors considered and investment methods used by GMO can change over time. GMO does not manage USEAF to, or control USEAF’s risk relative to, any securities index or securities benchmark. USEAF may invest in companies of any market capitalization.

As an alternative to investing directly in equities, USEAF may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (“ETFs”). USEAF also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of USEAF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, USEAF may lend its portfolio securities.

Under normal circumstances, USEAF invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

USEAF also may invest in GMO U.S. Treasury Fund and money market funds that are unaffiliated with GMO.

A GMO Fund that invests in USEAF is subject to all of the risks to which USEAF is exposed. The principal risks of an investment in USEAF include Market Risk – Equities, Management and Operational Risk, Derivatives Risk, Counterparty Risk, Leveraging Risk, Smaller Company Risk, Focused Investment Risk, Illiquidity Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Shareholders of each GMO Fund investing in USEAF are indirectly exposed to these risks.

GMO U.S. Treasury Fund. GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of the Trust, is not offered by this Prospectus. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays an investment management fee to GMO at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. U.S. Treasury Fund offers a single class of shares.

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

GMO pursues investment strategies for U.S. Treasury Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, U.S. Treasury Fund is not a standalone investment.

Under normal circumstances, U.S. Treasury Fund invests at least 80% of its assets in direct U.S. Treasury obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, U.S. Treasury Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to direct U.S. Treasury obligations, U.S. Treasury Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the

67

Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. U.S. Treasury Fund also may invest in money market funds that are unaffiliated with GMO.

Although the fixed income securities purchased by U.S. Treasury Fund normally will have a stated or remaining maturity of one year or less, direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may end up owning a security with a stated or remaining maturity of more than one year.

U.S. Treasury Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. The factors considered and investment methods used by GMO can change over time.

Other GMO Funds may invest in U.S. Treasury Fund.

A GMO Fund that invests in U.S. Treasury Fund is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk – Fixed Income Investments, Credit Risk, Focused Investment Risk, Large Shareholder Risk, Management and Operational Risk, and Market Disruption and Geopolitical Risk. Shareholders of each GMO Fund investing in U.S. Treasury Fund are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund. GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to GMO. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.

GMO seeks to achieve Overlay Fund’s investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, GMO establishes Overlay Fund’s positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds). The factors considered and investment methods used by GMO can change over time.

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single issuers or indices. As a result of its derivative positions, Overlay Fund typically will have higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Overlay Fund will typically have gross investment exposures in excess of its net assets (i.e., Overlay Fund will be leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Overlay Fund has a substantial investment in asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

68

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by GMO, Overlay Fund may take temporary defensive positions.

A GMO Fund that invests in Overlay Fund is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk – Fixed Income Investments, Currency Risk, Credit Risk, Market Risk – Asset-Backed Securities, Illiquidity Risk, Derivatives Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks.

69

FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of the Fund currently being offered.

Share Class	Ticker	Symbol	CUSIP
Class III	—	—	362013 16 1

70

GMO TRUST

ADDITIONAL INFORMATION

The Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semiannual reports, and the Fund’s SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, Massachusetts 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii)  identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

3 Canal Plaza

Suite 100

Portland, Maine 04101

Investment Company Act File No. 811-04347

71

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	April 16, 2015

GMO Trust

Prospectus

[            ], 2015

■ GMO Implementation Fund

■	Information about other funds offered by GMO Trust is contained in separate prospectuses.

■	Shares of the Fund described in this Prospectus may not be available for purchase in all states. This Prospectus does not offer shares in any state where they may not lawfully be offered.

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is not offering or placing interests in the Fund to or with or otherwise promoting the Fund to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into the Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Fund, GMO, their respective affiliates or any natural or legal person acting on their behalf have been registered with, have been approved by or have made a notification to any EEA Member State, European Union or other regulatory, governmental or similar body with respect to the Fund, and no such body has approved, endorsed, reviewed, acquiesced or taken any similar action with respect to any offering, marketing or other promotional materials relating to the Fund.

i

FUND SUMMARY

Investment objective

Positive total return, not “relative return.”

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Purchase premium (as a percentage of amount invested)	[0.20	]%
Redemption fee (as a percentage of amount redeemed)	[0.20	]%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	[0.00]	%
Other expenses	[0.11]	%
Acquired fund fees and expenses (underlying fund expenses)	[ ]	%[1]
Total annual operating expenses	[ ]	%
Expense reimbursement	[(0.04	%)][2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	[ ]	%

[1]	[These indirect expenses include commissions paid to broker-dealers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately [ ]% and [ ]%, respectively.]
[2]	[Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least [June 30, 2016], and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
GMO Implementation Fund	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was [    ]% of the average value of its portfolio.

1

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to determine the Fund’s strategic direction. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, the Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. The Fund may invest in companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. The Fund may invest a significant portion of its assets in the securities of issuers in industries that are subject to the same or similar risk factors. To the extent the Fund invests in fixed income securities, it may have significant exposure to below investment grade securities (commonly referred to as “junk bonds”). The Fund also may have exposure to short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.

The Fund may engage in merger arbitrage transactions, where it will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

In conjunction with merger arbitrage transactions, the Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, the Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. The Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

As an alternative for investing directly in securities, the Fund may use exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). The Fund also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure of its securities. In addition, the Fund may lend its portfolio securities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

To gain exposure to commodities and some other assets, the Fund invests through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which the Fund may invest directly. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.

The Fund also may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), another GMO Fund described in a separate prospectus (see “Investment in Other GMO Funds” below for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies) and money market funds that are unaffiliated with GMO.

2

Principal risks of investing in the Fund

[The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary or other underlying funds. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary or other underlying funds, see “Description of Principal Risks.”

•	Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•	Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.

•	Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the

3

actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•	Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•	Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•	Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•	Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•	Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•	Merger Arbitrage Risk – [If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. Merger arbitrage strategies are also subject to the risk of overall market movements.]

•	Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•	Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors or whose security prices have strong correlations creates more risk than if the Fund’s investments were more diversified.

4

•	Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

•	Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds (including its wholly-owned subsidiary and ETFs) will not perform as expected.]

Performance [TO BE UPDATED BY AMENDMENT]

[The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.]

Annual Total Returns

Years Ending December 31

Highest Quarter: [    ]% ([    ])

Lowest Quarter: [    ]% ([    ])

Year-to-Date (as of 3/31/15): [    ]%

Average Annual Total Returns

Periods Ending December 31, 2014

Incept.
	1 Year		3/1/12
Return Before Taxes	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	[	]%	[	]%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

5

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase the Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf.

No minimum initial investment is required to purchase shares of the Fund. For investors owning shares of the Fund, no minimum additional investment is required to purchase additional shares of the Fund.

Fund shares are redeemable and, under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail, facsimile, or e-mail (or by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Tax information

The Fund intends to elect to be treated as and intends to qualify and be eligible to be treated each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions generally are taxable to shareholders as ordinary income or capital gains, unless they are exempt from income tax or are investing through a tax-advantaged account. Shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

[Effective [    ], 2015, the Fund has elected, for federal income tax purposes, to be treated as a corporation, and will elect to be treated as a regulated investment company, also effective as of that date. At that time, the Fund’s assets may have an aggregate value that significantly exceeds their aggregate tax basis. Until that date, the Fund and its assets, as well as gain or loss arising therefrom, were treated as part of and belonging, for federal income tax purposes, to its then-sole owner, GMO Benchmark-Free Allocation Fund (“BFAF”), another GMO Fund described in a separate prospectus. Henceforth, the Fund’s assets and gains and losses will be evaluated on their own, and the Fund will make distributions accordingly. Those distributions, which may be significant, will be taxable to Fund shareholders when Fund shares are held in a taxable account as either ordinary income or long-term capital gain, as described more fully below in “Distributions and Taxes.”]

Financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer, agent or other financial intermediary (such as a bank), GMO may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or consult your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES, RISKS AND EXPENSES

Fund Summary. The preceding section contains a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for the Fund. The summary is not all-inclusive, and the Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Fund’s investments and strategies is contained in the Statement of Additional Information (“SAI”). See page [    ] of this Prospectus for information about how to receive the SAI.

Fundamental Investment Objective/Policies. The Board of Trustees (“Trustees”) of the Trust may change the Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Neither the Fund nor GMO guarantees that the Fund will be able to achieve its investment objective. [The Fund, by itself, is not intended to provide a complete investment program, and investment in the Fund should only be considered as part of a diversified portfolio that includes other investments.]

Tax Consequences. Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider tax consequences when seeking to achieve the Fund’s investment objective (e.g., the Fund may engage in transactions or make investments in a manner that is not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes).

In particular, the Fund’s investment through its wholly-owned subsidiary could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or one or more shareholders in the Fund to make required distributions. See “Distributions and Taxes” below and “Taxes” in the SAI for more information about the tax consequences of the Fund’s investments in a wholly-owned subsidiary.

Portfolio turnover is not a principal consideration when GMO makes investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Based on its assessment of market conditions and purchase or redemption requests, GMO may cause the Fund to trade more frequently at certain times. High turnover rates may adversely affect the Fund’s performance by generating higher transaction costs and create additional taxable income and gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed or allocated, as applicable, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions. When used in this Prospectus, the term “invest” includes both direct and indirect investing and the term “investments” includes both direct and indirect investments. For example, the Fund may invest indirectly in a given asset or asset class by investing in another GMO Fund or by investing in derivatives and synthetic instruments.

When used in this Prospectus, (i) the term “equities” refers to investments (as defined above) in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (“REITs”) and income trusts; (ii) the term “total return” includes capital appreciation and income; (iii) the term “emerging countries” means the world’s less developed countries; (iv) the terms “debt investments,” “fixed income securities,” “fixed income investments” and “bonds” include (a) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (b) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward or option); (v) the term “sovereign debt” means fixed income securities issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt; and (vi) the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security.

Credit Quality. For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating by Moody’s or by S&P below those ratings. Fixed

7

income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include not only securities rated by Moody’s and/or S&P, but also unrated securities that GMO determines have comparable credit qualities.

Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds. The Fund may invest in U.S. Treasury Fund, another GMO Fund described in a separate prospectus, and money market funds that are unaffiliated with GMO.

Fee and Expense Information. The following paragraphs contain additional information about the fee and expense information included in the Fund’s summary.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses. The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in the Fund’s summary generally reflect direct expenses associated with an investment in the Fund for the fiscal year ended February 28, 2015. The Fund may invest in other GMO Funds as well as exchange-traded funds (“ETFs”) and other pooled investment vehicles (collectively, the “acquired funds”), and the indirect net expenses associated with the Fund’s investment (if any) in acquired funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with the Fund’s investment in acquired funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 28, 2015, and actual indirect expenses will vary depending on the particular acquired funds in which the Fund invests.

Fee and Expense Examples. The expense example under “Example” included in the Fund’s summary assumes that a shareholder reinvests all dividends and distributions.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with the Fund’s principal investment strategies and that are taken in attempting to respond to adverse market, economic, political or other conditions.

The Fund may take temporary defensive positions if deemed prudent by GMO. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes. See “Fund Codes” on page [    ] of this Prospectus for information regarding the Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

8

DESCRIPTION OF PRINCIPAL RISKS

[Investing in mutual funds involves many risks. Factors that may affect the Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in the Fund’s summary and in additional detail in this section. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time. The SAI includes more information about the Fund and its investments.

To the extent the Fund invests in its wholly-owned subsidiary, other GMO Funds and other investment companies (collectively, “underlying Funds”) (as indicated under “Principal investment strategies” in the Fund’s summary and further described in “Additional Information About the Fund’s Investment Strategies, Risks and Expenses”), the Fund is exposed to the risks to which the underlying Funds in which it invests are exposed, as well as the risk that investments made through underlying Funds will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Fund’s Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through underlying Funds.

An investment in the Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall portfolio of investments. An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•        MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities. To the extent the Fund invests in equities, it is subject to the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and the market prices of equities can decline in a rapid or unpredictable manner. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments. To the extent the Fund invests in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities), it is subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

9

To the extent the Fund has significant investments in fixed income securities, it is subject to the risk that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater to the extent the Fund invests in fixed income securities with longer durations. [In addition, in managing the Fund, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of the Fund’s investments may be significantly impaired if GMO’s assessment proves incorrect.]

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance, however, that the value of inflation-indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See “Currency Risk” below.

Fixed income markets may, in response to governmental intervention, economic or market developments, or other factors, experience periods of high volatility and/or reduced liquidity. During those periods, the Fund could also experience high levels of shareholder redemptions and may have to sell securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Fund.

Asset-Backed Securities. Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

To the extent the Fund invests in asset-backed securities, it is exposed to the risk of severe credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk – Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations

10

exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose the Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. [In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.]

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

•        CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality), whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-

11

backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and to the extent the Fund holds such a security, it is subject to the risk that the investment’s rating will be downgraded.

U.S. government securities historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk – Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk – Asset Backed Securities” above.

The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Fund’s Investment Strategies, Risks and Expenses – Certain Definitions – Credit Quality.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

•        ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, the Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent the Fund’s investments include asset-backed securities, distressed or defaulted instruments, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, and emerging market securities, it is

12

subject to increased illiquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

•        SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

•        DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements and other over-the-counter (“OTC”) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices. The SAI contains a description of the various types and uses of derivatives in the Fund’s investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will typically not receive the collateral for one or more days after the collateral is required to be posted.

The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

13

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. In addition, see “Commodities Risk” below for a discussion of certain risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

There is little case or other law interpreting the terms of most derivatives or characterizing their tax treatment. The Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. See “Distributions and Taxes” below.

Derivatives Regulation. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund makes payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member because (as described under “Counterparty Risk” below) margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent. While futures

14

contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Fund. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If the Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by the Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements exposes the Fund to new kinds of costs and risks.

Options. The Fund is permitted to write options. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s

15

income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Short Investment Exposure. The Fund may make short sales as part of its investment program in an attempt to increase its returns or for hedging purposes. The Fund may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, the Fund is permitted to engage in short sales of securities or currencies, including securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. The Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. Short sales of securities or currencies the Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

•        NON-U.S. INVESTMENT RISK. To the extent the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than a fund whose investments are limited to U.S. securities. Non-U.S. securities markets often include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. The reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it receives or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. The Fund may seek to collect a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and, particularly in light of the costs involved, it may decide not to pursue a refund, even if eligible. The outcome of the Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of the Fund.

The Fund’s investment through its wholly-owned subsidiary could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of the Fund’s investments in a wholly-owned subsidiary.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, [other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises)], adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for

16

securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of GMO’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

To the extent the Fund invests a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than a fund that invests primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; [greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises)]; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

•        CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the foreign currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

[The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio.] If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

•        FOCUSED INVESTMENT RISK. To the extent the Fund’s investments are focused in particular countries, regions, sectors, companies or industries that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers that are subject to the same or similar risk factors are subject to greater overall risk than a fund whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular

17

security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to (or related to) a particular geographic region, country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than a fund making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

To the extent the Fund may invest in the securities of a limited number of underlying Funds, it is particularly exposed to adverse developments affecting those underlying Funds, and a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•        LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

•        COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, the Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will still have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer

18

time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap contracts, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodity Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

•        COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives Risk” above for a discussion of certain specific risks of the Fund’s derivatives investments, including commodity-related derivatives.

•        MERGER ARBITRAGE RISK. The Fund may engage in merger arbitrage transactions, where the Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

19

If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions. Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, the Fund may make short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, the Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. The Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, the Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, the Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, the Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

•        MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. [Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly impair the value of the Fund’s investments.] Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, a default by the U.S. government or a downgrade of its credit rating would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the United States and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively affect the Fund. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and

20

markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment program for a period of time and achieving its investment objective. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent the Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

•        LARGE SHAREHOLDER RISK. If a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund will be subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Fund and other accounts over which GMO has investment discretion that invest in the Fund are not limited in how often they may purchase or sell Fund shares. The GMO Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of the Fund, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. Additionally, in the case of GMO Funds that are regulated investment companies for U.S. federal income tax purposes, they also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent the Fund’s use of tax equalization. In addition, to the extent that the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

•        MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on GMO’s ability to achieve its investment objective. The Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

As described in the Fund’s summary, the Fund uses quantitative analyses and models as part of its investment process. Any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key personnel of GMO will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Fund for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies (such as the Fund) and its service providers (including GMO) may be prone to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund, GMO, a sub-adviser, or a custodian, transfer agent,

21

or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

•        FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. To the extent the Fund invests in shares of underlying Funds, including its wholly-owned subsidiary, other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, it is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Fund may have more tiers of investments than funds in many other groups of investment companies. To the extent the Fund invests in shares of other GMO Funds, it is subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

The Fund’s investment in one or more underlying Funds could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order for the Fund or its shareholders to make required distributions. See “Distributions and Taxes” below for more information about the tax consequences of the Fund’s investments in its wholly-owned subsidiary and “Taxes” in the Fund’s SAI for more information about the tax consequences of the Fund’s investments in underlying Funds.

•        NON-DIVERSIFIED FUNDS. The Fund is not a “diversified” investment company within the meaning of the Investment Company Act of 1940, as amended. This means it is allowed to invest in the securities of relatively few issuers and/or foreign currencies. As a result, it may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on its performance than if it were “diversified.”

MANAGEMENT OF THE FUND

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing to the Fund and other GMO Funds (and to their respective wholly-owned subsidiary or subsidiaries, if any). GMO is a private company, founded in 1977. As of [            ], 2015, GMO managed on a worldwide basis more than $[            ] billion.

Subject to the approval of the Trustees, GMO establishes and modifies when it deems appropriate the investment strategies of the Fund. In addition to its management of the Fund’s investment portfolio and the shareholder services it provides to the Fund, GMO administers the Fund’s business affairs.

GMO does not charge the Fund a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information.

22

GMO does not charge the Fund a management fee for the management and administrative services provided to the Fund.

A discussion of the basis for the Trustees’ approval of the Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

GMO’s Asset Allocation Team is primarily responsible for the investment management of the Fund. The Asset Allocation Team’s investment professionals work collaboratively. In many instances, the Asset Allocation Team shares investment insights with, and benefits from the insights of, other GMO Investment Teams. [In the case of the Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selection is primarily handled by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within the Fund.]

The following table identifies the senior members of the Asset Allocation Team who are primarily responsible for providing investment management services to the Fund and their title and business experience during the past five years. The senior members directly manage, or allocate to members of the Asset Allocation Team responsibility for portions of the portfolio of, the Fund, oversee the implementation of trades, review the overall composition of the Fund’s portfolio, including compliance with stated investment objectives and strategies, and monitor cash.

Senior Member	Title; Business Experience During Past 5 Years
Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014.

Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012, and for overseeing the portfolio management of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of the Fund and other GMO Funds for which they have responsibility.

Custodian, Fund Accounting Agent, and Transfer Agent

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian, fund accounting agent, and transfer agent on behalf of the Fund. State Street Bank provides similar services with respect to the Fund’s wholly-owned subsidiary.

Expense Reimbursement [TO BE UPDATED BY AMENDMENT]

[GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses.” As used in this Prospectus, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses.

This contractual reimbursement will continue through at least [June 30, 2016] unless the Fund’s Board of Trustees authorizes their modification or termination, or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.]

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of the Fund or the class of shares of the Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Boston time. Current net asset value per share of the Fund is available at www.gmo.com.

23

The NAV per share of the class of shares of the Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined for the Fund on days when the NYSE is closed for business. In addition, because the Fund may hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE is closed, the net value of the Fund’s assets may change significantly on days when shares cannot be redeemed.

The Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Fund’s investments is generally determined as follows:

Exchange-traded securities (other than Exchange-traded options) for which market quotations are readily available:

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “‘Fair Value’ pricing” below.)

Exchange-traded options:

•	Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions.

Cleared derivatives:

•	Price quoted (which may be based on a model) by the relevant clearing house (if an updated quote for a cleared derivative is not available by the time that the Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house)

OTC derivatives:

•	Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes):

•	Most recent quoted price supplied by a single pricing source chosen by GMO (if an updated quoted price for a fixed income security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use the most recent quoted price to value that security)

Note: Reliable quoted prices may not always be available. When they are not available, the Fund may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies:

•	Most recent NAV

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security.

The prices of non-U.S. securities quoted in foreign currencies, foreign currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE,

24

generally at 4:00 p.m. Boston time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value.

Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by the Fund, those alternative sources do not necessarily confirm the security price used by the Fund.

“Fair Value” pricing:

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Fund’s investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

With respect to the Fund’s use of “fair value” pricing, you should note the following:

„	In some cases, a significant percentage of the Fund’s assets may be “fair valued.” Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund’s net asset value is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale.

„	The valuation methodologies described above are modified for equities that trade in non-U.S. securities markets that close prior to the close of the NYSE due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect estimated valuation changes through the NYSE close.

„	The Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its comparative indices more than would otherwise be the case. For example, the Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s net asset value is calculated. In these cases, the comparative indices may use the local market closing price, while the Fund uses an adjusted “fair value” price.

DISCLOSURE OF PORTFOLIO HOLDINGS

[The Fund has established a policy with respect to disclosure of its portfolio holdings. That policy is described in the SAI. The largest fifteen portfolio holdings of the Fund may be posted monthly on GMO’s website. In addition, from time to time, attribution information regarding the positions of the Fund may be posted on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the Fund’s portfolio holdings as of each month’s end is made available to shareholders of the Trust (including shareholders of record who have indirect investments in the Fund through another GMO Fund) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in the Fund through another fund managed by GMO) (“potential shareholders”), and their consultants or agents (collectively, “permitted recipients”) through a secured link on GMO’s website approximately five days after month end.

25

Permitted recipients of the Fund are able to access the portfolio holdings of the underlying GMO Funds in which the Fund invests when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, the Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted recipients through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (www.gmo.com/america/strategies), permitted recipients must contact GMO to obtain a user name and password (to the extent they do not already have them) and generally must enter into a confidentiality and non-use agreement with GMO. Any exception must be approved in advance as described in the SAI. GMO also may make portfolio holdings information (including information regarding underlying GMO Fund holdings) available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of the Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Fund or GMO may suspend the posting of portfolio holdings, and the Fund may modify the disclosure policy, without notice to shareholders. Once posted, the Fund’s portfolio holdings will typically remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.]

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase the Fund’s shares directly from the Trust on days when the NYSE is open for business. In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Fund’s behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its designated agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with, and that W-9 or W-8 is deemed to be in good order by, the Trust’s withholding agent, State Street Bank and Trust Company, which may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. If you do not provide such IRS forms and other certifications, information or documentation, you may be subject to withholding taxes on distributions or proceeds received upon the sale, exchange or redemption of your Fund shares. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust or its agent are completed properly and maintained, as required, in good order. GMO and its agents have the right to decide when a completed form is in good order.

Purchase Policies. You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in good order if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Boston time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

For retirement accounts, typically additional information regarding contributions is required.

If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO.

26

If a purchase order is received in “good order” by the Trust or its designated agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares being purchased determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page [    ] of this Prospectus for a discussion of purchase premiums charged by the Fund, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of dividends or other distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application and the Trust may require further identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and its agents reserve the right to reject any purchase order. In addition, without notice, the Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

No minimum initial investment is required to purchase shares of the Fund. The Trust may increase minimum initial investment amounts at any time and may waive initial minimums, if any, for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase order in good order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the Fund are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by mail, facsimile, or e-mail (provided that a PDF copy of the completed purchase order form is attached to the e-mail) or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail, facsimile or e-mail is “received” by the Trust when it is actually received by the Trust or its agents. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its designated agent for any reason, including purchase orders not received on account of a computer virus or other third-party interference.

Funding Your Investment. You may purchase shares:

•	with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

„	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Trust Deposit Account 00330902

Further credit: GMO Fund/Account name and number

„	By check. All checks must be made payable to the Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

27

By U.S. Postal Service: State Street Bank and Trust Company Attn: GMO Transfer Agent P.O. Box 5493 Mail Code CPH0255 Boston, Massachusetts 02206	By Overnight Courier: State Street Bank and Trust Company Attn: GMO Transfer Agent 100 Huntington Avenue Mail Code CPH0255 Copley Place Tower 2, Floor 3 Boston, Massachusetts 02116

•	in exchange for securities acceptable to GMO

„	securities must be approved by GMO prior to transfer to the Fund

„	securities will be valued as set forth under “Determination of Net Asset Value”

„	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares until they are actually received by the Fund. A purchaser will not earn interest on any funds prior to their investment in the Fund.

Frequent Trading Activity. As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to the Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of the Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to the Fund and its shareholders. Notwithstanding the foregoing, these policies and procedures do not limit frequent trading of the Fund, or some other GMO Funds in which the Fund may invest.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust, unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it.. For instructions on redeeming shares, directly call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. The Fund may remit the redemption proceeds for redemption orders received on the same day at different times for different shareholders and may take up to seven days to remit proceeds.

Redemption Policies. You must submit a redemption order in good order to avoid having it rejected by the Trust or its designated agent. In general, a redemption order is in good order if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or the dollar amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•	Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

28

For retirement accounts, typically additional information regarding distributions is required.

If a redemption order is received in “good order” by the Trust or its designated agent prior to the Cut-off Time, the redemption price for the Fund shares being redeemed is the net asset value per share of the class of Fund shares being redeemed determined on that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed is the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. You or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page [    ] of this Prospectus for a discussion of redemption fees charged by the Fund, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, the Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes the Fund’s redemption fee (if any) will not fairly compensate the Fund for transaction costs, the Fund may limit cash redemptions and use portfolio securities to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

„	designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

„	if an ambiguity in wire instructions cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registered address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form).

The Trust will not process what it reasonably believes are duplicate redemption requests.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust typically will not pay redemption proceeds to multiple bank accounts.

Redemption requests may be revoked prior to the Cut-off Time on the redemption date.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”;

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio;

•	you will likely incur brokerage charges on the sale of the securities;

29

•	redemptions paid in securities generally are treated by shareholders for tax purposes the same as redemptions paid in cash;

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you; and

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

The Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings;

•	during periods when trading on the NYSE is restricted;

•	during an emergency that makes it impracticable for the Fund to dispose of its securities or to fairly determine its net asset value; or

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time (i) if at that time the shareholder owns shares of the Fund or a class of shares of the Fund having an aggregate net asset value of less than an amount determined from time to time by the Trustees; (ii) to the extent the shareholder owns shares of the Fund or a class of shares of the Fund equal to or in excess of a percentage of the outstanding shares of the Fund or the class of shares of the Fund determined from time to time by the Trustees; or (iii) as a means of satisfying legal obligations of the Trust in respect of a withholding tax and related interest, penalty and similar charges, including but not limited to obligations occasioned by the failure of a shareholder to provide any documentation requested by the Trust or its agents. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of the Fund.

Top Funds may redeem shares of the Fund after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the Fund is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting. If your account is subject to U.S. federal tax reporting or you otherwise have informed the Fund that you would like to receive “informational only” U.S. federal tax reporting, upon your redemption or exchange of Fund shares you hold in that account, the Fund will provide you with cost basis and certain other related tax information about those shares. Please consult the Trust for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. You should consult your tax adviser to determine which available cost basis method is most appropriate for you.

Submitting Your Redemption Order. Redemption orders can be submitted by mail, facsimile, or e-mail or other form of communication pre-approved by Shareholder Services to the Trust at the address/facsimile number/e-mail address set forth under “How to Purchase Shares – Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its designated agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by the Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying Funds) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

The Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in the Fund Summary for details regarding the purchase premium and redemption fee, if any, charged by the Fund.

30

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of the Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO will waive or reduce the purchase premium when securities are used to purchase the Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when the Fund uses portfolio securities to redeem its shares. However, when a substantial portion of the Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

[Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.]

GMO may consider known cash flows out of or into the Fund when placing orders for the cash purchase or redemption of Fund shares by accounts over which it has investment discretion, including other GMO Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the Fund’s purchase premiums and redemption fees than other Fund shareholders.

DISTRIBUTIONS AND TAXES

[TO BE UPDATED BY AMENDMENT]

Except as specifically noted below, the following is a general summary of the principal U.S. federal income tax consequences to shareholders investing in the Fund who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax).

[The Fund’s policy is to declare and pay dividends of its net investment income, if any, semi-annually, although the Fund is permitted to declare and pay dividends of net investment income, if any, more frequently. The Fund also intends to distribute net realized capital gains, whether from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or from the sale of investments held by the Fund for more than one year (net longterm capital gains), if any, at least annually. Net investment income of the Fund includes (i) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s own net investment income and net short-term capital gains and (ii) the Fund’s allocable share of net investment income of an underlying fund taxed as a partnership. Net realized capital gains includes (x) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s net long-term capital gains and (y) the Fund’s allocable share of net short-term or net long-term capital gains of an underlying fund taxed as a partnership. In addition, the Fund may, from time to time and at its discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by the Fund. From time to time, distributions by the Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes. Shareholders should read the description below for information regarding the tax character of distributions from the Fund to shareholders.

Typically, all dividends or other distributions are reinvested in additional shares of the Fund, at net asset value, unless a shareholder elects to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.]

31

[The Fund’s shareholders may include certain other GMO Funds, some of which are regulated investment companies (“RICs”) as defined by the Code. The summary below does not address tax consequences to shareholders of those other GMO Funds. Shareholders of those other GMO Funds should refer to the prospectuses or private placement memoranda (as applicable) and statements of additional information for those GMO Funds for a summary of the tax consequences applicable to them.] It is important for you to note:

•	The Fund is treated as a separate taxable entity for U.S. federal income tax purposes and intends to elect to be treated as and to qualify and be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. The Fund’s failure to qualify as a RIC would result in, among other things, Fund-level taxation, and consequently, a reduction in the value of the Fund. See “Taxes” in the SAI for more information about the tax consequences of not qualifying as a RIC.

•	For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•	For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long the Fund owned the investments generating the gains, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that the Fund owned for more than one year and that are reported by the Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that the Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•	The Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding that basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•	The Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such years. The Fund will carry net capital losses forward to one or more subsequent years without expiration. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year. The Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•	Distributions of net investment income properly reported by the Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	Distributions of net investment income derived from dividends eligible for the “dividends-received deduction” may allow a corporate shareholder (other than an S corporation) to deduct a percentage of such distribution, as a dividends-received deduction, in computing its taxable income, provided holding period and other requirements are met at both the shareholder and Fund levels.

•	The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals and of certain trusts and estates to the extent their income exceeds certain threshold amounts. Certain details of the implementation of this tax remain subject to future guidance. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares in the Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund in light of their particular circumstances.

32

•	Distributions by the Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

•	Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

•	Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short- and/or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•	The Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to non-U.S. withholding or other taxes. The Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s yield on non-U.S. investments. In some cases, the Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks – Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to the Fund’s investments in certain non-U.S. jurisdictions may be higher, in certain circumstances, for instance, if the Fund has a significant number of non-U.S. shareholders or if the Fund or an underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, the Fund’s investments in certain non-U.S. investments, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Any U.S. withholding or other taxes applicable to the Fund’s investments, including in respect of investments in its wholly-owned subsidiary, will reduce the Fund’s return on its investments.

•	Under the Fund’s securities lending arrangements, if the Fund lends a portfolio security and a dividend is paid in respect of the security out on loan, the borrower will be required to pay to the Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to the Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay the Fund for the opportunity to earn that profit. In the United States, Congress has enacted legislation limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

•

Some of the Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as some of the Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, equity in certain non-U.S. corporations, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation indexed bonds), are subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of the Fund’s distributions and, in some cases, may cause the Fund to liquidate investments at a time when it is not advantageous to do so. In particular, the Fund’s investment in its wholly-owned subsidiary could affect the amount, timing and character of distributions you receive and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order to make

33

required distributions. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments, including the Fund’s investment in its wholly-owned subsidiary.

•	To the extent the Fund invests, directly or indirectly, in subsidiaries, other GMO Funds, subsidiaries of GMO Funds, or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

•	The Fund does not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of the Fund when received as a distribution from the Fund.

•	Certain of the Fund’s derivatives transactions or the Fund’s ability to achieve its investment objective may be limited by its intention to qualify as a RIC.

•	Withholding taxes may apply to certain categories of the U.S.-source income of the Fund’s wholly-owned foreign subsidiary. It is expected that (i) all the net income and gain from the investments of the subsidiary will be includible in the Fund’s net investment income at the end of the subsidiary’s taxable year as so-called “subpart F income”; and (ii) all such subpart F income will be treated as ordinary income in the hands of the Fund. The subsidiary’s distributions to the Fund, including in redemption of the subsidiary shares, are generally tax-free to the extent of the subsidiary’s subpart F income previously included in the Fund’s income. The subsidiary may be required to liquidate investments, including when it is not advantageous to do so, in order to make such distributions to the Fund. Net losses the subsidiary recognizes during a taxable year will not flow through to the Fund, to offset income or gain generated by the Fund’s other investments, or to carry forward to subsequent taxable years; this will limit the benefit from those losses.

•	In general, in order to qualify as a RIC, the Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). The Fund should generally be entitled to treat income that it recognizes from its investment in its wholly-owned subsidiary as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from its investment in its subsidiary is not qualifying income, which might adversely affect the Fund’s ability to qualify as a regulated investment company under the Code.

•	Dividends (other than capital gain dividends) paid to non-U.S. shareholders are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For more information on the tax consequences of investing in a fund for non-U.S. shareholders, see “Taxes” in the SAI.

•	Sections 1471-1474 of the Code, and the U.S. Treasury Regulations, rules and IRS guidance issued thereunder (collectively, “FATCA”), generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA, or an IGA, the Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends the Fund pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends the Fund pays after December 31, 2016. If a payment by the Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under certain rules applicable to non-U.S. shareholders (e.g., capital gain dividends). Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary. Foreign countries are considering and it is possible that they will implement laws similar in purpose and scope to FATCA. See “Taxes” in the SAI for more information.

•

Most states permit mutual funds, such as the Fund, to “pass through” to its shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements.

34

Therefore, you may be allowed to exclude from your state taxable income distributions made to you by the Fund, to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax advisers regarding the applicability of any such exemption to your situation.

Please see “Taxes” in the SAI for more information, including a summary of certain tax consequences of investing in the Fund for non-U.S. shareholders.

35

FUND COMPARATIVE INDICES

The following section provides additional information about the Fund’s comparative indices listed under the “Average Annual Total Returns” table in the Fund’s summary:

Comparative Index	Description
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	The Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury (TIPS) having a maturity of at least one year and less than ten years.

Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

36

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by [            ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is incorporated by reference in the SAI and included in the Trust’s annual reports, which are available upon request.

[TO BE UPDATED BY AMENDMENT]

37

INVESTMENT IN OTHER GMO FUNDS

[TO BE UPDATED BY AMENDMENT]

[GMO U.S. Treasury Fund. GMO U.S. Treasury Fund (“U.S. Treasury Fund”), a series of the Trust, is not offered by this Prospectus. U.S. Treasury Fund is managed by GMO.

U.S. Treasury Fund pays an investment management fee to GMO at the annual rate of 0.08% of U.S. Treasury Fund’s average daily net assets. U.S. Treasury Fund offers a single class of shares.

U.S. Treasury Fund’s investment objective is liquidity and safety of principal with current income as a secondary objective.

GMO pursues investment strategies for U.S. Treasury Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, U.S. Treasury Fund is not a standalone investment.

Under normal circumstances, U.S. Treasury Fund invests at least 80% of its assets in direct U.S. Treasury obligations and repurchase agreements collateralized by these Obligations. “Direct U.S. Treasury obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an interest rate duration of one year or less for U.S. Treasury Fund’s portfolio.

U.S. Treasury Fund also may enter into repurchase agreements, under which U.S. Treasury Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from U.S. Treasury Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement depends on, among other things, U.S. Treasury Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to direct U.S. Treasury obligations, U.S. Treasury Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. U.S. Treasury Fund also may invest in money market funds that are unaffiliated with GMO.

Although the fixed income securities purchased by U.S. Treasury Fund normally will have a stated or remaining maturity of one year or less, direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, U.S. Treasury Fund may end up owning a security with a stated or remaining maturity of more than one year.

U.S. Treasury Fund is not a money market fund and is not subject to the duration, quality, diversification, and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for U.S. Treasury Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes, or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions. The factors considered and investment methods used by GMO can change over time.

Other GMO Funds may invest in U.S. Treasury Fund.

A GMO Fund that invests in U.S. Treasury Fund is subject to all of the risks to which U.S. Treasury Fund is exposed. The principal risks of an investment in U.S. Treasury Fund include Market Risk – Fixed Income Investments, Credit Risk, Focused Investment Risk, Large Shareholder Risk, Management and Operational Risk, and Market Disruption and Geopolitical Risk. Shareholders of each GMO Fund investing in U.S. Treasury Fund are indirectly exposed to these risks.]

38

FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of the Fund currently being offered.

Share Class	Ticker	Symbol	CUSIP
Class [ ]	—	—	362014 50 8

39

GMO TRUST

ADDITIONAL INFORMATION

The Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s annual and semiannual reports, and the Fund’s SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, Massachusetts 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

3 Canal Plaza

Suite 100

Portland, Maine 04101

Investment Company Act File No. 811-04347

40

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

GMO TRUST

GMO Benchmark-Free Fund	GMO Implementation Fund
Class III

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It relates to the prospectuses for the series of GMO Trust (the “Trust”) set forth above, each dated [ ], 2015, as amended and revised from time to time (each, a “Prospectus,” and together, the “Prospectuses”), and should be read in conjunction therewith. Information from the applicable Prospectus relating to the series of GMO Trust set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in either Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, which are included in the annual report to shareholders of each Fund, are incorporated by reference into this SAI. The Prospectus and the annual report to shareholders of each Fund may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is not offering or placing interests in the Funds to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into a Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Funds, GMO, their respective affiliates or any natural or legal person acting on their behalf have been registered with, have been approved by or have made a notification to any EEA Member State, European Union or other regulatory, governmental or similar body with respect to the Funds, and no such body has approved, endorsed, reviewed, acquiesced or taken any similar action with respect to any offering, marketing or other promotional materials relating to the Funds.

-i-

Each Fund is a series of the Trust. The Trust is a “series investment company” that consists of separate series of investment portfolios (the “Series”), each of which is represented by a separate series of shares of beneficial interest. Each Series’ manager is GMO. Shares of the other Series of the Trust are offered pursuant to separate prospectuses or private placement memoranda, as applicable, and statements of additional information.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective and principal strategies of, and risks of investing in, each Fund are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or this SAI, the investment objective and policies of each Fund may be changed without shareholder approval.

FUND INVESTMENTS

The chart on the following page indicates the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.

Investors should note that, when used in this SAI, the term “invest” includes both direct and indirect investing and the term “investments” includes both direct and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following chart indicates the types of investments that a Fund is directly or indirectly permitted to make.

	Benchmark-Free Fund	Implementation Fund
U.S. Equity Securities[1]	X	X

Non-U.S. Investments – Non-U.S. Issuers[2]	X	X

Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges) [2]	X	X

Non-U.S. Investments – Emerging Countries[2]	X	X

Securities Lending	X	X

Depositary Receipts	X	X

Convertible Securities	X	X

Preferred Stocks	X	X

Master Limited Partnerships	X	X

Income Trusts	X	X

Warrants and Rights	X	X

Non-Standard Warrants (LEPOs and P-Notes)	X	X

Options, Futures, and Forward Contracts	X	X

Swap Contracts and Other Two-Party Contracts	X	X

Foreign Currency Transactions	X	X

Repurchase Agreements	X	X

Debt and Other Fixed Income Securities	X	X

Debt and Other Fixed Income Securities – Long and Medium Term Corporate & Government Bonds[3]	X	X

Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[2]	X	X

Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X

Cash and Other High Quality Investments	X	X

U.S. Government Securities and Foreign Government Securities	X	X

Auction Rate Securities	X	X

Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X

Asset-Backed and Related Securities	X	X

Adjustable Rate Securities	X	X

Below Investment Grade Securities	X	X

Distressed or Defaulted Instruments	X	X

Brady Bonds	X	X

Euro Bonds	X	X

Zero Coupon Securities	X	X

Indexed Investments	X	X

Structured Notes	X	X

Firm Commitments, When-Issued Securities, and TBAs	X	X

Loans, Loan Participations, and Assignments	X	X

Reverse Repurchase Agreements and Dollar Roll Agreements	X	X

Commodity-Related Investments	X	X

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X

Investments in Other Investment Companies or Other Pooled Investments	X	X

Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X

Investments in Other Investment Companies – Shares of U.S. Treasury Fund	X	X

Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]	X	X

Footnotes to Fund Investment Charts

[1]	For more information, see, among other sections, “Description of Principal Risks – Market Risk – Equities” in the applicable Prospectus.
[2]	For more information, see, among other sections, “Description of Principal Risks – Non-U.S. Investment Risk” in the applicable Prospectus and “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments” herein.
[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – U.S. Government Securities and Foreign Government Securities” herein.
[4]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Municipal Securities” herein.
[5]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Investments in Wholly-Owned Subsidiary” herein.

(Note: Some of the footnotes to the above chart refer investors to various risks described in the “Description of Principal Risks” section of the applicable Prospectus for more information relating to a particular type of investment listed in the chart. The presence of such a risk cross-reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summary” and “Description of Principal Risks” sections of the applicable Prospectus for a description of each Fund’s principal risks.)

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. The Funds may invest in other GMO Funds or other investment companies, and in wholly-owned subsidiaries (together with other GMO Funds and other investment companies, the “underlying Funds”), as noted in the applicable Prospectus or in “Fund Investments” above, are indirectly exposed to the investment practices of the underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS).

A Fund may achieve exposure to a particular investment, industry, country, or geographic region by investing in the underlying Funds. In particular, Benchmark-Free Fund, through its investment in each or either of GMO Systematic Global Macro Opportunity Fund (“SGM”) and GMO GAAR Implementation Fund (“GIF”), each, a series of the Trust offered through a separate private placement memorandum, and Implementation Fund, through its investment in its wholly-owned subsidiary, may have indirect exposure to a wide variety of investments, including, but not limited to, forward foreign-exchange contracts; futures contracts in the global equity, bond, and currency markets; investments in wholly-owned subsidiaries; futures and forward contracts on various commodities or commodity indices; commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index); and commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments” below for more discussion of the Funds’ use of commodity futures and swap contracts and other related types of derivatives.

Not all Funds may engage in all practices described below. Please refer to “Additional Information About the Fund’s Investment Strategies, Risks and Expenses” in the applicable Prospectus and “Fund Investments” above for additional information regarding the practices in which a particular Fund may engage.

Portfolio Turnover

Based on GMO’s assessment of market conditions, GMO may trade a Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for its shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed to shareholders, typically are taxed to shareholders at ordinary income tax rates. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund. See “Distributions and Taxes” in the applicable Prospectus and the “Taxes” section below for more information.

The historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the applicable Prospectus. [Changes in portfolio turnover rates were generally the result of active trading strategies employed by such Funds’ portfolio managers in response to market conditions, and not reflective of a material change in investment strategy.]

Diversified and Non-Diversified Portfolios

As stated in its Prospectus, GMO Implementation Fund (“Implementation Fund”) is a “non-diversified” fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and as such is not required to satisfy the requirements for “diversified” funds, which require that at least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer. As a non-diversified fund, Implementation Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to Implementation Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

As stated in its Prospectus, Benchmark-Free Fund is a “diversified” fund under the 1940 Act and may invest a portion of its assets in shares of one or more other GMO Funds that are non-diversified.

Each Fund, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See the “Taxes” section below for a description of these diversification standards.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, GMO may need to make investment decisions on an expedited basis. In such cases, the information available to GMO at the time of an investment decision may be limited. GMO may not, therefore, have access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Risks of Non-U.S. Investments

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to non-U.S. economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises,) and possible difficulty in obtaining and enforcing judgments against non-U.S. entities. A Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains realized or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. Any taxes or other charges paid or incurred by a Fund in respect of its non-U.S. investments will reduce its return thereon. A Fund may seek to collect a refund in respect of taxes paid to a foreign country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible. The outcome of a Fund’s pursuit of a refund is not predictable, and some refunds may not be reflected in the net asset value of a Fund. See the “Taxes” section below for more information about other special tax considerations applicable to non-U.S. investments.

In addition, the tax laws of some non-U.S. jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which case a Fund could potentially incur non-U.S. taxes on a retroactive basis. Moreover, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain non-U.S. taxes in respect of its non-U.S. securities or other non-U.S. investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of non-U.S. securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Non-U.S. brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in non-U.S. securities also may be affected by different custody and/or settlement practices or delayed settlements in some non-U.S. markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ non-U.S. portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other developed countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging countries.

Special Risks of Investing in Asian Securities. In addition to the risks of non-U.S. investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility that more developed markets. Some Asian countries depend heavily on foreign trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.).

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt.

Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, debt crisis, or decline in currency valuation in one Asian country may spread to other Asian countries.

Special Risks of Investing in Russian Securities. A Fund may have indirect exposure to Russian securities through its investment in one or more of the GMO Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.

A risk of particular note with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. A Fund will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.

In addition, as a result of political and military actions undertaken by Russia, the United States and the European Union have instituted sanctions against certain Russian officials and institutions. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of Funds that have significant exposure to Russia.

Securities Lending

A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets. For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to broker-dealers that GMO believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) GMO receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) GMO believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. GMO may retain lending agents on behalf of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds also may pay various fees in connection with securities loans, including shipping fees and custodian fees.

Depositary Receipts

The Funds may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of non-U.S. securities (collectively, “Depositary Receipts”) if issues of such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding non-U.S. security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying non-U.S. securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation.

Because the value of a Depositary Receipt is dependent upon the market price of an underlying non-U.S. security, Depositary Receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Risks of Non-U.S. Investments” above. Depositary Receipts also may be subject to illiquidity risk.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market price of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. GMO regards convertible securities as a form of equity security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the applicable Prospectus or this SAI regarding equity or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.

Master Limited Partnerships

A master limited partnership (“MLP”) generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management. For purposes of qualifying as a regulated investment company under the Code, the extent to which a Fund can invest in MLPs is limited. See the “Taxes” section below for more information about these and other special tax considerations that can arise in respect of a Fund’s direct or indirect investments in MLPs.

MLP securities in which a Fund may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

Income Trusts

Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries.

Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Income trusts also may include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are particularly subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long-term capital assets, and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts also may be subject to additional risk, including, without limitation, limited access to debt markets.

Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

Finally, for purposes of qualifying as a regulated investment company under the Code, the extent to which the Funds can invest in a particular income trust may be limited, depending, for instance, on the trust’s treatment for U.S. federal income tax purposes and its underlying assets. See the “Taxes” section below for more information about these and other special tax considerations that can arise in respect of the Funds’ investments in income trusts, including royalty trusts.

Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in [“Options, Futures, and Forward Contracts” below]. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Non-Standard Warrants. From time to time, the Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain non-U.S. exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter (“OTC”) derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and
“ – Counterparty Risk” in the applicable Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Options, Futures, and Forward Contracts

The Funds may use options, futures, and forward contracts for various purposes, including for investment purposes and as a means to hedge other investments. See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Funds may employ using options and futures. The use of options contracts, futures contracts, forward contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, forward contracts, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Options on Securities and Indices. The Funds may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund also may invest in OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is

American-style, it may be exercised on any day up to its expiration date. In contrast, a European-style option may be exercised only on its expiration date.

In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.

Risk Factors in Options Transactions. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time prior to the option’s expiration, the writer of an American-style option has no control over when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European-style option since the holder may only exercise the option on its expiration date.)

The Funds’ ability to use options as part of their investment programs depends on the liquidity of those instruments. In addition, a liquid market may not exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

An OTC option may be closed only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time. See “Swap Contracts and Other Two-Party Contracts – Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.

Currency Options. The Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. The Funds are permitted to invest in securities denominated in foreign currencies and may purchase or sell options on currencies. See “Foreign Currency Transactions” below for more information on the Funds’ use of currency options.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase of futures contracts can serve as a long hedge, and the sale of futures contracts can serve as a limited short hedge. The purchase and sale of futures contracts also may be used for speculative purposes.

Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.

Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on non-U.S. exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. The Funds also may purchase futures contracts on non-U.S. exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges” below.

Index Futures. To the extent consistent with applicable law and investment restrictions, a Fund may purchase or sell Index Futures. A Fund may close open positions on a contract market on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to non-U.S. stock Index Futures.

Interest Rate Futures. The Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Inflation-Linked Futures. Inflation-linked futures, including Consumer Price Index (“CPI”) futures, are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation-linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds. A Fund also may combine inflation-linked futures with U.S. Treasury futures contracts to create “synthetic” inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation-Indexed Bonds” below for a discussion of inflation-indexed bonds.

Currency Futures. The Funds are permitted to invest in securities denominated in foreign currencies and may buy and sell futures contracts on currencies. See “Foreign Currency Transactions” below for a description of the Funds’ use of currency futures.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American-style option) or on the expiration date (in the case of European-style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” below for a description of the Funds’ use of options on currency futures.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Commodity Futures and Options on Commodity Futures. Benchmark-Free Fund and Implementation Fund, through their direct or indirect investments in wholly-owned subsidiaries, may have indirect exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures. A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, GMO intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments” below.

Forward Contracts. A forward contract is a contract to buy or sell an underlying security or currency at a pre-determined price on a specific future date. The initial terms of the contract are set so that the contract has no value at the outset. Forward prices are obtained by taking the spot price of a security or currency and adding to it the cost of carry. No money is transferred upon entering into a forward contract and the trade is delayed until the specified date when the underlying security or currency is exchanged for cash. Subsequently, as the price of the underlying security or currency moves, the value of the contract also changes, generally in the same direction.

Forward contracts involve a number of the same characteristics and risks as futures contracts but there also are several differences. Forward contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations between forward prices and futures prices, especially in circumstances where interest rates and futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a security or currency as desirable, which may vary from the standardized provisions available through any futures contract. Finally, forward contracts, as two party obligations for which there is no secondary market, involve counterparty credit risk not present with futures.

Forward currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency transactions involve significant risk. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by U.S. governments or foreign governments or central banks, or by currency controls or political developments in the United States or abroad, including repatriation limitations. A Fund’s exposure to foreign dollar currencies means that a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets.]

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Trading hours for non-U.S. stock Index Futures may not correspond perfectly to the trading hours of the non-U.S. exchange to which a particular non-U.S. stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of non-U.S. stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, a liquid market may not exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

In addition, if a Fund’s futures brokers become bankrupt or insolvent, or otherwise default on their obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearinghouse fully discharging all of its obligations. Furthermore, in the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts, even though certain property specifically traceable to the Fund was held by the futures broker.

Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.

Storage Costs. The price of a commodity futures contract reflects the storage costs of purchasing the underlying commodity, including the time value of money invested in the commodity. To the extent that the storage costs change, the value of the futures contracts may change correspondingly.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when GMO reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

See also “Commodity-Related Investments” below for more discussion of the special risks of investing in commodity futures, options on commodity futures, and related types of derivatives, including certain tax-related risks.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on U.S. exchanges. For example, some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will still have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on non-U.S. exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of non-U.S. options and futures also may be adversely affected by other factors unique to non-U.S. investing. See “Risks of Non-U.S. Investments” above.

Swap Contracts and Other Two-Party Contracts

[The Funds may use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options, futures and forward contracts. See “Uses of Derivatives” below for more information regarding the various derivatives strategies the Funds may employ using swap contracts and other two-party contracts.]

Swap Contracts. The Funds may directly or indirectly use various different swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, [dividend swaps, volatility swaps, correlation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if GMO determines it is consistent with the Fund’s investment objective and policies.

[In the case of an interest rate swap, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. To the extent the floating rate exceeds or falls short of the offsetting fixed rate obligation of the Fund, the Fund will receive a payment from or make a payment to the counterparty, respectively.]

A Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund also may enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese Yen in order to increase or decrease its exposure to each such currency.

A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds), thereby creating synthetic inflation-indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation-Indexed Bonds” below.

In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or non-U.S. issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Swap Contracts and Other Two-Party Contracts – Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund also may invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt, asset-backed securities, and credit default swap indices) and by jurisdiction (e.g., United States, Europe and Asia).

A Fund may use dividend swaps. Under a dividend swap, one party pays to the other party the dividends paid with respect to a notional amount of a security (or a basket or index of securities) during the term of the swap, in exchange for interest rate or other payments. To the extent the dividends paid on the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

A Fund may use volatility swaps. Volatility swaps involve the exchange of forward contracts on the future realized volatility of a given underlying asset, and allow the Fund to take positions on the volatility of that underlying asset. A Fund also may use a particular type of volatility swap, known as a variance swap agreement, which involves an agreement by two parties to exchange cash flows based on the measured variance (volatility squared) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

A Fund may use correlation swaps. Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

[Benchmark-Free Fund, and Implementation Fund, through their direct or indirect investments in wholly-owned subsidiaries, may have indirect exposure to commodity swaps on one or more broad-based indices (e.g., Dow Jones-UBS Commodity Index), as well as commodity swaps on individual commodities or baskets of commodities. See “Commodity-Related Investments” below for more discussion of a Fund’s use of commodity swap contracts and other related types of derivatives.]

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when GMO believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, Implementation Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options, Futures, and Forward

Contracts – Risk Factors in Options Transactions” and “– Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments GMO believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Counterparty risk with respect to derivatives has been and may continue to be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held in the omnibus account for the relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives positions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Additional Risk Factors in OTC Derivatives Transactions. Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Among other trading agreements, Implementation Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by the Fund. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of the Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on the Fund’s operations.

Additional Risk Factors in Cleared Derivatives Transactions. Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), it is possible the Fund could not execute all components of the package on the swap execution facility. In that case, the Fund would need to trade certain components of the package on the swap execution facility and other components of the package in another manner, which could subject the Fund to the risk that certain of the components of the package would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments – Commodity Pool Operator Status. Each Fund is a commodity pool under the Commodity Exchange Act (the “CEA”) and GMO is registered as a “commodity pool operator” under the CEA with respect to each Fund. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to each Fund and compliance with the CFTC’s regulatory requirements could increase each Fund’s expenses, adversely affecting each Fund’s total return.

With respect to Implementation Fund, GMO, who is registered with the CFTC as a “commodity pool operator” and a “commodity trading adviser,” has advised the Fund and its wholly-owned subsidiary that GMO has claimed an exemption with respect to the subsidiary from certain requirements of Part 4 of the Commodity Exchange Act with respect to offerings to “qualified eligible persons,” as that term is defined in Rule 4.7 of that Act. Pursuant to the exemption under Rule 4.7 in connection with accounts of qualified eligible persons, no brochure or account document relating to the subsidiary is required to be, nor has been, filed with the CFTC. The CFTC does not pass upon the merits of participating in a trading program or upon the adequacy or accuracy of commodity trading adviser disclosure. Consequently, the CFTC has not reviewed or approved the subsidiary’s trading program or this or any other brochure or account document.

Foreign Currency Transactions

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the United States or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund.

In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to convert these currencies into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., emerging country currencies) are particularly affected by exchange control regulations.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign currency contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.

Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. See “Options, Futures, and Forward Contracts – Futures” above for more information on futures contracts and options on futures contracts.

A Fund also may purchase or sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Options, Futures, and Forward Contracts – Currency Options” above for more information on currency options.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Counterparty Risk” in the applicable Prospectus.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Investments” below. In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). See, for example, “Options, Futures, and Forward Contracts – Inflation-Linked Futures” above.

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Asset-Backed and Mortgage-Backed Securities, Brady Bonds, Euro Bonds, U.S. Government and Foreign Government Securities and Zero Coupon Securities, each of which is described below.

Cash and Other High Quality Investments

The Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.

As with other fixed income securities, U.S. and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. or foreign government securities may fall during times of rising interest rates. Yields on U.S. and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short-term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as GMO U.S. Treasury Fund, a series of the Trust offered through a separate prospectus, will have a negative return unless GMO waives or reduces its management fees.

In addition to investing directly in U.S. and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund also may invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.

Municipal Securities

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”

Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and

“revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.

Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds). A Fund also may invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts – Swap Contracts” above.

See the “Taxes” section below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Real Estate Investment Trusts and Other Real Estate-Related Investments

Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest in and own real estate directly, generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs invest typically include land, office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs, which make construction, development, or long-term mortgage loans, generally invest the majority of their assets in real estate mortgages or mortgage-backed securities and derive their income primarily from interest payments on the mortgages. Hybrid REITs share characteristics of equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Funds may invest in both exchange-traded and privately traded REITs.

In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. In addition, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in the “Taxes” section below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. See the “Taxes” section below for a discussion of special tax considerations relating to investments in U.S. REITs.

By investing in REITs indirectly through a Fund, investors will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

Asset-Backed and Related Securities

An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below. Investments in asset-backed securities are subject to all of the market risks for fixed income securities described in the applicable Prospectus under “Description of Principal Risks – Market Risk – Fixed Income Investments” and elsewhere in this SAI.

Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.

Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed securities have been subject to greater illiquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved recently, there can be no assurance that in the future the market for mortgage-backed securities will continue to improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. See “Description of Principal Risks – Market Risk – Asset-Backed Securities” and “– Credit Risk” in the applicable Prospectus for more information regarding credit and other risks associated with investments in asset-backed securities.

Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.

Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity loans, and credit card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. Similar to mortgage-backed securities, other asset-backed securities face illiquidity risk from worldwide economic and liquidity conditions as described above in “Mortgage-Backed Securities.” The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.

Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the security holders in and to the underlying collateral. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays.

Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.

In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit card.

Collateralized Mortgage Obligations (“CMOs”); Residuals and Strips. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.

CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.

In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.

CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.

IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.

Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include U.S. and non-U.S. senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults(including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the applicable Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates), default risk, prepayment risk, credit risk, illiquidity risk, market risk, structural risk, and legal risk. Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets, (iii) market and illiquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale, and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

Adjustable Rate Securities

Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Below Investment Grade Securities

The Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by GMO to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, the Funds may hold securities that are downgraded to below investment grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition, (ii) experiencing poor operating results, (iii) having substantial capital needs or negative net worth, or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on GMO’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectuses and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B – Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

Distressed or Defaulted Instruments

The Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings.

In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for GMO to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If GMO’s evaluation of the eventual recovery value of a defaulted instrument should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

In addition, investments in distressed or defaulted instruments can present special tax issues for a Fund. See the “Taxes” section below for more information.

Brady Bonds

Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at maturity (the uncollateralized amounts constitute the “residual risk”). In light of the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative regardless of the current credit rating of the issuer. There are very few remaining Brady Bonds in existence today.

Euro Bonds

Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in U.S. dollars held in banks outside of the United States (“Eurodollars”), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.

Zero Coupon Securities

A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. As a regulated investment company under Subchapter M of the Code, each Fund is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). See the “Taxes” section below. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.

Indexed Investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the United States and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.

A Fund’s investments in certain indexed securities, including inflation-indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See the “Taxes” section below.

Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.

Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

Inflation-Indexed Bonds. The Funds may invest in inflation-indexed bonds and in futures contracts on inflation-indexed bonds. See “Options, Futures, and Forward Contracts – Inflation-Linked Futures” above for a discussion of inflation-linked futures. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury (or “TIPS”) have maturities of approximately three, five, ten or thirty years, although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The market price of inflation-indexed bonds (including TIPS) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation- indexed bonds will change in the same proportion as changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced.

Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation-indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation-indexed bonds generally are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.

Structured Notes

Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Firm Commitments, When-Issued Securities, and TBAs

The Funds may enter into firm commitments and similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed income securities may enter into a firm commitment agreement if GMO anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

The Funds may purchase or sell securities, including mortgage-backed securities, in the to-be-announced (“TBA”) market. A TBA purchase commitment is a security that is purchased or sold for a fixed price and the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

Loans (Including Bank Loans), Loan Participations, and Assignments

The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by a corporate, governmental, or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating rate, and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment grade.

When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.

Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.

Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.

GMO may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, GMO will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). GMO’s decision not to use material, non-public information about borrowers may place GMO at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, GMO’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.

When GMO’s employees, on-site consultants, partners, members, directors, or officers come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by GMO (either intentionally or inadvertently), or material, non-public information is otherwise attributed to GMO, GMO’s ability to trade in other securities of the issuers of these loans for the account of GMO will be limited pursuant to applicable securities laws. Such limitations on GMO’s ability to trade could have an adverse effect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.

Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims generally are not regulated by U.S. federal securities laws or the SEC.

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although GMO endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims also may be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives Risk” and “ – Counterparty Risk” in the Prospectuses and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.

Commodity-Related Investments

[Benchmark-Free Fund and Implementation Fund, through their direct or indirect investments in wholly-owned subsidiaries, may have indirect exposure to commodities or commodity-related instruments.]

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Options, Futures, and Forward Contracts,” “Structured Notes,” “Swap Contracts and Other Two-Party Contracts,” and “Uses of Derivatives” herein for more information on the Fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). The Funds should generally be entitled to treat income that they recognize from their respective direct or indirect investments in wholly-owned subsidiaries as qualifying income. There is a risk, however, that the Internal Revenue Service (“IRS”) could determine that some or all of the gross income derived from investments in one or more of these subsidiaries is not qualifying income, which might adversely affect a Fund’s ability to qualify as a regulated investment company under the Code. See “Investments in Wholly-Owned Subsidiaries” and the “Taxes” section below.

A Fund’s direct investments, or in the case of Benchmark-Free Fund its investment through GIF, in certain commodity-related instruments may be limited by the Fund’s intention to qualify as a regulated investment company under the Code, and may limit the Fund’s ability to so qualify. See the “Taxes” section below for more information.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

At the time of purchase, each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of GMO normally plays a greater role in valuing these securities than in valuing publicly traded securities.

IPOs and Other Limited Opportunities. The Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Investments in Other Investment Companies or Other Pooled Investments

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and ETFs). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. The Funds also may invest in private investment funds, vehicles, or structures. A Fund’s investment in other investment companies or private investment funds, vehicles or structures could affect the amount, timing and character of distributions to shareholders, and in certain circumstances could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which could require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. See the “Taxes” section below.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. The Funds also may invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market price for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. A Fund may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Investments in Wholly-Owned Subsidiaries

To the extent that a Fund invests directly or indirectly in one or more wholly-owned foreign subsidiary companies (each, a “Subsidiary”), such Fund will be indirectly exposed to the risks of any such Subsidiary’s investments.

Implementation Fund invests in its Subsidiary, GMO Implementation SPC Ltd. (“Implementation SPC”). Benchmark-Free Fund intends to invest in GIF and GIF, in turn, intends to invest in its Subsidiary, GMO GAAR Implementation SPC Ltd. (“GAAR Implementation SPC”). Benchmark-Free Fund may invest in SGM, which invests in its

Subsidiary, GMO Alternative Asset SPC Ltd. (“Alternative Asset SPC”). As described in the separate private placement memoranda for GIF and SGM and the Prospectus for Implementation Fund, each Subsidiary of each of GIF, Implementation Fund and SGM invests primarily in swap contracts on commodities indices, commodities futures contracts, and other commodity-related derivatives, and in fixed income securities, but may also invest in any other investments in which GIF, Implementation Fund and SGM, respectively, may invest directly. Each of GIF, Implementation Fund, and SGM is indirectly exposed to the risks of its Subsidiary’s investments, and Benchmark-Free Fund is indirectly exposed to the risks of both GIF’s Subsidiary’s investments and, to the extent it invests in SGM, SGM’s Subsidiary’s investments. In particular, see “Commodity-Related Investments” above.

GMO serves as the investment manager to each of GAAR Implementation SPC, Implementation SPC, and Alternative Asset SPC, but does not receive any additional management or other fees in respect of such services. In addition, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as GAAR Implementation SPC’s, Implementation SPC’s and Alternative Asset SPC’s custodian, transfer agent, and fund accounting agent.

To the extent a Fund invests in a Subsidiary, future changes in the securities, corporate, tax or other applicable laws of the United States and/or the jurisdiction in which the relevant Subsidiary is organized could result in the inability of the Fund and/or its respective Subsidiary to operate as described in the private placement memorandum or Prospectus, as applicable, or this SAI and could adversely affect the Fund and its shareholders. Each Subsidiary is a “controlled foreign corporation” (“CFC”) for U.S. federal income tax purposes. See the “Taxes” section below for more information.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. The U.S. government and the European Union have proposed mandatory minimum margin requirements for uncleared derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive. While certain of the rules are not effective, other rules are not yet final, so its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts (and certain related swaps positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by GMO and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of GMO may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, GMO believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on GMO’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit GMO’s ability to access management and other personnel at certain companies where GMO seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. Short sales are also subject to certain SEC regulations. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Pending regulations would require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements would apply to loan participations, syndicated loans, and loan assignments. Funds that invest in loans could be adversely affected by the regulation. The effect of any future regulatory change on the Funds could be substantial and adverse.

ADDITIONAL INVESTMENT STRATEGIES

Merger Arbitrage Transactions

The Funds may engage in merger arbitrage transactions, where a Fund will purchase securities at prices below GMO’s anticipated value of the cash, securities or other consideration to be paid or exchanged for such securities upon successful completion of a proposed merger, exchange offer, tender offer, or other similar transaction. Such purchase price may be substantially in excess of the market price of the securities prior to the announcement of the merger, exchange offer, tender offer, or other similar transaction.

If a Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses to the Fund if such securities are sold, transferred or exchanged for securities or cash, the value of which is less than the purchase price. There is typically asymmetry in the risk/reward payout of merger arbitrage strategies – the losses that can occur in the event of deal break-ups can far exceed the gains to be had if deals close successfully. The consummation of mergers, exchange offers, tender offers, and similar transactions can be prevented or delayed by a variety of factors, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical in nature. During periods when merger activity is low, it may be difficult or impossible to identify opportunities for profit or to identify a sufficient number of such opportunities to provide diversification among potential merger transactions.

Merger arbitrage strategies are also subject to the risk of overall market movements. To the extent that a general increase or decline in equity market values affects the securities involved in a merger arbitrage position differently, the position may be exposed to loss.

In conjunction with merger arbitrage transactions, a Fund may use short sales of securities in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company in order to protect against a decline in the market value of those securities prior to the acquisition’s completion. A Fund also may employ a variety of hedging strategies to protect against market fluctuations or other risks, and may use derivatives otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers.

At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, in certain transactions, a Fund may not be able to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund may sell short securities expected to be issued in a merger or exchange offer in anticipation of the short position being covered by delivery of such security when issued. If the merger or exchange offer is not consummated, the Fund may be forced to cover its short position by acquiring, converting, or exchanging securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss.

A Fund’s merger arbitrage transactions could result in the realization of short-term capital gains by the Fund, which are generally taxed to shareholders at ordinary income tax rates when distributed.

Short Sales

The Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes. The Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund.

In addition, the Funds are permitted to engage in short sales of securities or currencies, including securities or currencies that they do not own (i.e., short sales that are not against the box), in anticipation of a decline in the market value of that security or currency. To do so, a Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. The Fund then is obligated to replace the security or currency borrowed by purchasing it at the market price at or prior to termination of the loan. The price at such time may be more or less than the price at which the security or currency was sold by the Fund, and purchasing such security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. Until the security or currency is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales that are not against the box.

A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. The Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, the Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, the Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund such as certain emerging market country securities or securities of companies with smaller market capitalizations. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. These derivative positions will typically expose the Fund to economic risks similar to those associated with shorting securities directly. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions GMO anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.

To the extent GMO employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon GMO’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.

USES OF DERIVATIVES

Introduction and Overview

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

This overview outlines various ways in which the Funds and any wholly-owned subsidiaries may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in the Prospectuses, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectuses, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections above. As indicated in the applicable Prospectus and above, each of Benchmark-Free Fund and Implementation Fund may use the derivatives and engage in the derivatives strategies described below directly and/or indirectly through their direct or indirect investments in Subsidiaries. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this SAI or the applicable Prospectus.

In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.

Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.

Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the applicable Prospectus and in the “Fund Investments” section above, Benchmark-Free Fund may invest in other GMO Funds, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this SAI or the Prospectus.

Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. A Fund may use exchange-traded and OTC financial derivatives as an integral part of its investment program. Implementation Fund uses exchange traded futures and forward contracts as an integral part of its investment program. In addition, specific market conditions may influence GMO’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.

Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments – Legal and Regulatory Risk,” the U.S. government, the European Union, and some other countries have enacted legislation which includes provisions for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

Use of Derivatives by the Funds

Each Fund may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, each Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. Each Fund also may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

Each Fund may use derivatives, such as futures, related options, and swap contracts, in an attempt to reduce its investment exposures (which may result in a reduction below zero). Each Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, each Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

Each Fund may use derivatives in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Each Fund may use derivatives to effect transactions intended as substitutes for securities lending.

Each Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, each Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(4) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund’s total assets.

(5) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry.

For purposes of this Fundamental Restriction (5) the U.S. government and its agencies and instrumentalities shall not be considered to be an industry.

(6) Each Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivatives (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts and options contracts).

For purposes of investment restriction (6) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the terms “commodities” or “commodity contracts,” and not withstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(7) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(8) With respect to Benchmark-Free Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables),

Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

[(1) With respect to Benchmark-Free Fund, the Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.]

(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.

[With respect to each Fund, this restriction shall not apply with respect to the Fund’s investments in one or more wholly-owned subsidiaries.]

(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the applicable Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

With respect to Implementation Fund, for purposes of determining compliance with the Fund’s policy not to concentrate investments in a particular industry, futures contracts will be valued at current market value (not notional value).

The phrase “shareholder approval,” as used in the Prospectuses and in this SAI, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the applicable Prospectus or this SAI, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the applicable Prospectus or this SAI cannot be changed without the approval of shareholders of that Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value (or “NAV”) of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”),

generally at 4:00 p.m. Boston time. Current net asset value per share of each Fund is available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on days when the NYSE is closed for business.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Please refer to “Determination of Net Asset Value” in the applicable Prospectus for additional information. In addition, to the extent a Fund holds portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE is closed, the net value of those Funds’ assets may change significantly on days when shares cannot be redeemed.

Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative pricing sources may be available for securities held by a Fund, those alternative sources are not typically part of the valuation process and do not confirm the security price used by a Fund.

DISTRIBUTIONS

The applicable Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, all of its net investment income, if any, and all of its net realized capital gains, if any, after offsetting any available capital loss carryforwards. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and net realized capital gain. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time or as otherwise provided in each Fund’s Prospectus, distributions by the Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in the “Taxes” section below).

TAXES

Except as specifically noted below, the following discussion is a general summary of the principal U.S. federal income tax consequences to shareholders investing in the Funds who are U.S. citizens, residents, or corporations. The consequences under other tax laws may differ. This discussion has not addressed all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisers about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible foreign, state, local, or other applicable tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans.

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Implementation Fund intends to elect to be treated and each Fund intends to qualify and to be eligible each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code, and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

As described above, each Fund intends generally to distribute at least annually to its shareholders substantially all of its net investment income (including any net tax-exempt interest income), if any, and all of its net realized capital gains (including both net short-term and long-term capital gains), if any. Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year), or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis).

Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

Any Net Capital Losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., Net Capital Losses that are long-term will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain). The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.

The Funds expect to make direct or indirect investments through one or more foreign Subsidiaries. Any such Subsidiary will be a CFC for U.S. federal income tax purposes. See “Tax Implications of Certain Investments” below for more information.

Transactions in Fund Shares

The sale, exchange, or redemption of Fund shares generally will give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. To the extent a shareholder’s account is subject to U.S. federal tax reporting (including an account for which a shareholder has informed the Funds that it would like to receive “informational only” U.S. federal tax reporting), the Funds generally will provide cost-basis information (on an IRS Form 1099-B) to the IRS and to the shareholder with respect to Fund shares acquired on or after January 1, 2012 and held in such accounts (“post-2011 shares”), when such shares are subsequently redeemed or exchanged. The Funds are required to use the particular cost basis reporting method (e.g., average cost basis, first in first out, specific share identification) selected by the shareholder in reporting such adjusted basis information, and if a shareholder fails to select a particular method, use the Funds’ default method. This reporting is generally not required for Fund shares held in a retirement or other tax-advantaged account, unless a shareholder has opted for “informational only” reporting as described above. Shareholders should contact the Funds for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the Funds’ particular default method.

Shareholders also should consult their tax advisers concerning the application of these rules to their investment in a Fund, and for advice about selecting a cost basis accounting method suitable for them in light of their particular circumstances. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these rules, and shareholders are responsible for keeping track of their own cost basis in these shares.

If a shareholder has purchased shares of a Fund through an intermediary, in general, the intermediary and not the Fund will be responsible for providing the cost basis and related reporting described above to the shareholder, including pursuant to the intermediary’s available cost basis accounting methods. Thus, shareholders purchasing shares through an intermediary, should contact the intermediary for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the intermediary’s particular default method.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, if a Fund were to be deemed a “nonpublicly offered RIC” as described under “Limitation on Deductibility of Fund Expenses” below, depending on a shareholder’s percentage ownership in that Fund, a shareholder’s partial redemption of Fund shares could cause the shareholder to be treated as receiving a so-called “section 301 distribution,” treated, to the extent of such distribution’s allocable share of the Fund’s current and accumulated earnings and profits, as a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain income realized in exchange for Fund shares. If a redeeming shareholder were treated as receiving a dividend, there would be a risk that other shareholders of the Fund, whose percentage interests in the Fund increase as a result of such redemption, would be treated as having a taxable distribution from the Fund. In this case, a shareholder would generally not be able to recognize any losses on the redeemed Fund shares. Shareholders should consult their tax advisers regarding the proper tax treatment of their redemptions from a Fund.

Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Taxation of Fund Distributions

Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.

Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to loss carryforwards) generally are taxable to shareholders as ordinary income.

Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

For information regarding qualified dividend income received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

If a Fund receives dividends from an underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC.

For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividends received by a Fund from certain underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

Each Fund investing, directly or indirectly, in a Subsidiary treated as a CFC does not expect that income from any such Subsidiary will be eligible to be treated as qualified dividend income. In addition, each such Fund does not expect that distributions from such Subsidiary will be eligible for the corporate dividends-received deduction.

A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

A Fund may make a distribution to its shareholders in excess of its “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

A Fund may make distributions of capital gains in excess of its net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years). In this case, there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

A Fund may make distributions in excess of net investment income and net realized capital gain for the taxable year that are nonetheless supported by earnings and profits. In such cases, the distributions will be taxable as ordinary dividends, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information (generally on an IRS Form 1099). In certain cases, a Fund may be required to amend tax information reported to shareholders in respect of a particular year. In this event, shareholders may be required to file amended U.S. federal income or other tax returns in respect of such amended information and pay additional taxes (including potentially interest and penalties), and may incur other related costs. Shareholders should consult their tax advisers in this regard.

Limitation on Deductibility of Fund Expenses

Each Fund will be considered to be a “nonpublicly offered RIC” if its shares are not continuously offered pursuant to a public offering within the meaning of the 1933 Act. Very generally, pursuant to Treasury regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. A RIC is “nonpublicly offered” if it has fewer than 500 shareholders at any time during a taxable year, and its shares are not continuously offered pursuant to a public offering. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as individuals) and would be deductible by those shareholders, subject to the 2% floor on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.

Tax Implications of Certain Investments

A Fund’s transactions in derivative instruments (e.g., swap agreements, options, futures or forward contracts), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s investments. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.

A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to swaps and other derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status” below.

Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income and net tax-exempt income (if any). These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt instruments, Section 1256 contracts (as defined below), passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-

exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described above, can give rise to differences between the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums generally are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). The remainder of this paragraph describes the general tax consequences to a Fund of writing a put or call option that is not subject to one or more of the special rules described in the immediately following paragraphs. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on certain U.S. and non-U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

As a result of the special tax rules described above generally applicable to a Fund’s options transactions, such transactions could cause a substantial portion of a Fund’s income to consist of net short-term capital gains, which, when distributed, are treated as taxable to shareholders as ordinary income.

Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell investments (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder also may recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Also very generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Also very generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Also very generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

Increases in the principal amount of an inflation-indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation-indexed bond generally will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income and/or gain from the instrument in subsequent years.

A Fund also may purchase contingent payment debt instruments. For U.S. federal income tax purposes, holders of contingent payment debt instruments generally have to include taxable income (as interest) on a constant yield basis without regard to whether cash is received with respect thereto. Gain on the disposition of contingent payment debt instruments generally will be treated for U.S. federal income tax purposes as ordinary interest income rather than as capital gain.

If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio investments including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity, that is, at a premium, the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is generally permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A Fund’s direct or indirect investments in certain commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can limit the Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments generally would not constitute qualifying income to a RIC for purposes of the 90% gross income test described above if a RIC were to invest directly in such instruments. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Loss of RIC Status” below.

As discussed above, each Fund gains indirect exposure to commodity-linked instruments through direct or indirect investments in wholly-owned subsidiaries. Each Fund should generally be entitled to treat all of the income that it recognizes from its direct or indirect investments in wholly-owned subsidiaries as qualifying income for purposes of qualifying as a RIC. There is a risk, however, that the IRS could determine that some or all of the income derived from investments in one or more of these subsidiaries is not qualifying income, which might adversely affect a Fund’s ability to qualify as RIC. See “Loss of RIC Status” below for more information concerning this qualifying income issue.

To the extent a Fund invests in commodities-related entities that are partnerships (other than qualified publicly traded partnerships (as defined above)), income or other trusts, or other pass-through structures for U.S. federal income tax purposes, including, for instance, certain royalty trusts and certain ETFs (e.g., ETFs investing in gold bullion), all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. Similarly, certain other income trusts in which a Fund may invest could be partnerships or other pass-through structures for U.S. federal income tax purposes, such that, depending on the specific assets held by the income trust, all or a portion of any income or gains from such investment could constitute non-qualifying income to the Fund. In any such cases, the Fund’s investments in such entities could bear on or be limited by its intention to qualify as a RIC. See “Loss of RIC Status” below.

In addition, the Funds may invest in Underlying RICs that invest in commodity-linked instruments or other instruments the treatment of which as securities is unclear. An Underlying RIC’s investments in certain such instruments can be limited by its intention to qualify as a RIC, and can limit its ability to so qualify. The tax treatment of certain such instruments in which an Underlying RIC might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If an Underlying RIC were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Underlying RIC’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Underlying RIC would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Underlying RIC level. If an Underlying RIC were to fail to qualify as a RIC for a particular year, the value of a Fund’s investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected. See “Loss of RIC Status” below.

Certain of the commodities-related ETFs in which a Fund may invest may qualify as qualified publicly traded partnerships sometimes referred to as “QPTPs”. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described above for RIC qualification. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a RIC for a particular year. In addition, the diversification requirement described above for RIC qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the close of each quarter of the Fund’s taxable year.

MLPs, if any, in which a Fund invests also may qualify as qualified publicly traded partnerships, subject to the special RIC-related rules described in the immediately preceding paragraph, or, instead, may be treated as “regular” partnerships. To the extent an MLP is a regular (non-QPTP) partnership, the MLP’s income and gains allocated to a Fund will constitute qualifying income to the Fund for purposes of the 90% gross income requirement only to the extent such items of income and gain would be qualifying income if earned directly by the Fund. Thus, all or a portion of any income and gains from a Fund’s investment in an MLP that is a regular (non-QPTP) partnership could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. In such cases, a Fund’s investments in such entities could bear on or be limited by its intention to qualify as a RIC.

To the extent an MLP is a partnership (whether or not a qualified publicly traded partnership), some amounts received by a Fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such an MLP on the disposition of such interests (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate investments to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell investments or borrow money at such time. In addition, any gain recognized, either upon the sale of the a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as “passive foreign investment companies,” “controlled foreign corporations” or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” and “controlled foreign corporations” are discussed in greater detail below.

A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, there is a risk that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal income tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Through its direct or indirect investments in wholly-owned foreign Subsidiaries, each Fund is a U.S. Shareholder in a CFC. Additionally, from time to time, it is possible that a Fund will be a U.S. Shareholder in other CFCs. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in any Subsidiary treated as a CFC or other CFCs, if any, and recognizes subpart F income in excess of actual cash distributions from such CFCs, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. Subpart F income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities. A Fund’s recognition of any subpart F income from an investment in any Subsidiary treated as a CFC will increase the Fund’s tax basis in such Subsidiary. Distributions by any Subsidiary treated as a CFC to a Fund, including in redemption of such Subsidiary’s shares, will be tax free, to the extent of any such Subsidiary’s previously undistributed subpart F income, and will correspondingly reduce the Fund’s tax basis in any such Subsidiary, and any distributions in excess of the Fund’s tax basis in any such Subsidiary will be treated as realized gain. Subpart F income is generally treated as ordinary income, regardless of the character of any Subsidiary treated as a CFC’s underlying income.

Each Fund intends to gain exposure to commodities, precious metals or other assets, in whole or in part, through indirect investments in Subsidiaries and, in the case of Implementation Fund, direct investments in its Subsidiary. In the past, the IRS issued private letter rulings to RICs to the effect that income a fund was deemed to earn from its Subsidiary was qualifying income to the fund for purposes of the 90% gross income requirement for RIC qualification without regard to whether such income was currently paid to the parent RIC in the form of a cash dividend (“repatriated”). In 2011, the IRS suspended the issuance of such rulings. It is unclear whether or when the IRS will release published guidance on the issue, and whether such guidance would be favorable to RICs, and, for example, eliminate the need for funds to seek their own rulings, or be unfavorable. In the absence of a private letter ruling to the effect described above or guidance issued by the IRS to the same or similar effect, the Funds will employ other means of ensuring that this requirement is satisfied, including but not limited to receiving a distribution from a Subsidiary out of the Subsidiary’s earnings and profits at least once during every taxable year.

In particular, a Fund’s direct or indirect investment in any Subsidiary treated as a CFC will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of such Subsidiary’s income. If a net loss is realized by any Subsidiary treated as a CFC, such loss is generally not available to offset the income earned by a Fund. In addition, the net losses incurred during a taxable year by any Subsidiary treated as a CFC cannot be carried forward by such Subsidiary to offset gains realized by it in subsequent taxable years. The Funds will not receive any credit in respect of any foreign tax borne by any Subsidiary treated as a CFC.

The interest on municipal obligations is generally exempt from U.S. federal income tax. However, distributions from a Fund derived from interest on municipal obligations are taxable to shareholders of a Fund when received. In addition, gains realized by a Fund on the sale or exchange of municipal obligations are taxable to shareholders of the Fund.

Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds

Tax Considerations Related to the Funds’ Investments in Underlying RICs.

If a Fund invests substantially or entirely in shares of one or more Underlying RICs (such Funds are referred to in this section as “Funds of Funds”), its distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund of Funds investing in that Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund of Funds recognizes its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund of Funds does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund of Funds also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).

In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund of Funds’ sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund of Funds’s hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the investments held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund of Funds qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the investments held by the Underlying RICs.

Depending on a Fund of Funds’ percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause it to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code (e.g., certain underlying GMO Funds principally available only to other GMO Funds and certain other accredited investors) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders held shares of the Underlying RICs directly.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as qualified dividend income, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If, at the close of each quarter of a Fund of Funds’ taxable year, at least 50% of its total assets consists of interests in Underlying RICs, that Fund of Funds will be a “qualified fund of funds.” In that case, the Fund of Funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of non-U.S. investments held directly by the Fund of Funds or by an Underlying RIC in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. Each such eligible Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying foreign taxes. However, even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so in its sole discretion. See “Foreign Taxes” above for more information.

If, at the close of each quarter of a Fund’s taxable year, at least 50% of its total assets consists of interests in Underlying RICs, the Fund will be a “qualified fund of funds.” In that case, the Fund is permitted to elect to pass through to its shareholders “exempt-interest dividends” and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying RICs in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.

Tax Considerations Related to a Fund’s Investments in Partnerships.

Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes, including certain GMO Funds offered pursuant to separate private placement memoranda. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax provisions under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code and the regulations thereunder. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.

In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). If a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.

If a Fund receives allocations of income from a partnership in which it invests that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund, in turn, may report a portion of its distributions as qualified dividend income or as eligible for the dividend-received deduction, as applicable, provided certain conditions are met.

More generally, as a result of the foregoing and certain other special rules, a Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Fund’s distributions to shareholders to vary in terms of their timing, character, and/or amount from what that Fund’s distributions would have been had the Fund invested directly in the investments held by those underlying partnerships.

Tax Considerations Related to a Fund’s Investments in Underlying Funds that are Disregarded Entities.

Benchmark-Free Fund invests in GIF, a separate series of the Trust that is offered pursuant to a separate private placement memorandum. For U.S. federal income tax purposes, GIF is disregarded as an entity separate from its sole shareholder Benchmark-Free Fund. As a result, for federal income tax purposes, including for purposes of meeting the ongoing distribution, asset diversification, qualifying income, and other requirements applicable to RICs under Subchapter M of the Code (i) BFF is treated as owning GIF’s assets, including the wholly-owned subsidiary in which GIF invests, directly, (ii) any income, gain, loss, deduction or other tax items arising in respect of GIF’s assets will be treated as if they are realized or incurred, as applicable, directly by BFF, and (iii) any distributions BFF receives from GIF will have no effect on BFF for U.S. federal income tax purposes, including with respect of any liability or the requirements applicable to it for RIC treatment under the Code.

Loss of RIC Status

If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest charges, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions. If an Underlying RIC were to fail to qualify as a RIC in a particular taxable year, a Fund’s return on its investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected.

Certain of a Fund’s investments could affect the amount, timing and character of the Fund’s income, gains and distributions, and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, which may require the Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. Further, the application of the requirements for treatment as a RIC under the Code can be unclear with respect to certain of these investments. As a result, certain of the Fund’s investments could cause the Fund to fail to qualify as a RIC.

Backup Withholding

Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28%. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

Distributions to Non-U.S. Investors

In general, absent a specific statutory exemption, a Fund’s ordinary dividends are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Non-U.S. Shareholder”). To the extent withholding is made on an ordinary dividend paid to a Non-U.S. Shareholder, persons who are resident in a country that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisers regarding the applicability and effect of such a treaty.

A Fund’s Capital Gain Dividends and Return of Capital Distributions are generally not subject to withholding when paid to a Non-U.S. Shareholder, as described more fully below.

In addition, for taxable years of a Fund beginning before January 1, 2015 (each a “pre-2015 taxable year”), a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, to the extent such distributions are properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual Non-U.S. Shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly reported as such by the Fund (“short-term capital gain dividends”). Short-term capital gain does not include gain from the sale of master limited partnerships to the extent such gain is characterized as ordinary income under the Code’s recapture provisions. A Fund is permitted to report such parts of its dividends paid in respect of a pre-2015 taxable year as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

Additionally, if a Fund invests in an Underlying RIC that reports and pays such short-term capital gain or interest-related dividends to its shareholders in respect of a taxable year of the Underlying RIC beginning before January 1, 2015, such distributions generally remain not subject to withholding if properly reported as such in respect of distributions paid by the Fund to its shareholders for a pre-2015 taxable year of the Fund. Similarly, if a Fund has invested in an underlying Fund that is treated as a partnership for U.S. federal income tax purposes, then to the extent that the underlying Fund has allocated to the Fund income that would have given rise to interest-related or short-term capital gain dividends if it had been earned directly by the Fund, the Fund generally is permitted to report any dividends attributable to such income in respect of a pre-2015 taxable year as interest-related or short-term capital gain dividends, as applicable.

The exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a Fund beginning on or after January 1. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a Fund beginning on or after January 1, 2015, and what the terms of any such extension will be, including whether any such extension will have retroactive effect.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund properly reports the payment as an interest-related or short-term capital gain dividend to shareholders in respect of a pre-2015 taxable year. Non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

In certain circumstances, a Non-U.S. Shareholder may be required to file appropriate U.S. federal tax forms in order to receive the benefit of these exemptions.

Under U.S. federal tax law, a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States, (ii) in the case of a Non-U.S. Shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. Shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).

Also, Non-U.S. Shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, also may be subject to a branch profits tax. If a Non-U.S. Shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, Non-U.S. Shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisers.

Special withholding and other rules apply to distributions to Non-U.S. Shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs (or, prior to January 1, 2015, RICs) and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.

To the extent a Fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described above), under a special “look-through” rule, any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s Non-U.S. Shareholders. If a Non-U.S. Shareholder holds (or has held in the prior year) more than a 5% interest in any class of such a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other Non-U.S. Shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such Non-U.S. Shareholder.

Prior to January 1, 2015, the special “look-through” rule discussed above for distributions by a Fund to Non-U.S. Shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2015, and what the terms of any such extension will be, including whether any such extension will have retroactive effect.

Non-U.S. Shareholders of a Fund may also be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of Fund shares and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% Non-U.S. Shareholder, even if all or a portion of such distribution would be treated as a return of capital to the Non-U.S. Shareholder. Prior to January 1, 2015, such withholding on these redemptions and distributions generally was not required if the Fund was a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in Underlying RICs that were domestically controlled USRPHCs. These exemptions from withholding for redemptions or distributions has expired and such withholding is required, without regard to whether a Fund or any Underlying RIC in which it invests is domestically controlled. It is currently unclear whether Congress will extend this exemption for redemptions or distributions made on or after January 1, 2015, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Non-U.S. Shareholders should consult their tax advisers (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN or W-8-BEN-E). Non-U.S. shareholders in a Fund should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

Foreign Taxes

A Fund’s non-U.S. investments may be subject to foreign withholding and other taxes on dividends, interest, capital gains, or the proceeds of dispositions which will decrease a Fund’s yield. A Fund may otherwise be subject to foreign taxation on repatriation proceeds generated from those investments or to other transaction-based foreign taxes on those investments, including potentially on a retroactive basis, which can also decrease the Fund’s return on its investments. Such foreign withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain foreign jurisdictions. In some cases, a Fund may seek to collect a refund in respect of taxes paid to a foreign jurisdiction (see “Descriptions and Risks of Fund Investments—Risks of Non-U.S. Investments” above for more information). The foreign withholding and other tax rates applicable to a Fund’s investments in certain foreign jurisdictions may be higher, in certain circumstances, for instance, if a Fund has a significant number of Non-U.S. Shareholders or if a Fund or underlying Fund invests through a subsidiary.

If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of foreign corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of foreign taxes paid by or withheld from the Fund on its foreign portfolio investments. Only foreign taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Certain of the Funds are eligible for and expect to make this election. However, even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified foreign taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisers for further information relating to the foreign tax credit and deduction. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

In some cases, a Fund also may be eligible to pass through to its shareholders the foreign taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders. Each such eligible Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying foreign taxes as described above. However, even if a Fund is eligible to make such an election for a given year, it may determine not to do so. See “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” for more information.

Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a foreign tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as a tax adviser, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA, a Fund or its agent may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends the Fund pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of the sale, redemption or exchange of Fund shares and certain Capital Gain Dividends the Fund pays after December 31, 2016. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., Capital Gain Dividends).

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS, (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI,” or (iii) be covered by and in compliance with an applicable intergovernmental agreement between the United States and a foreign government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status. The IRS has issued guidance on how FATCA interacts with other U.S. withholding tax rules and, accordingly, the above-described withholding tax may apply differently in the event that income is subject to multiple types of withholding.

A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, foreign taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

If an underlying Fund were to become a “related entity” or member of an “expanded affiliated group,” this status could adversely affect the FATCA status of the underlying Fund and reduce a Fund’s return on its investments.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local and foreign tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS or other similar authorities responsible for tax matters in other jurisdictions (e.g., foreign countries).

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State and Local Tax Matters

Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in certain direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisers regarding the applicability of these exemptions to their situation.

MANAGEMENT OF THE TRUST

The following tables present information as of [            ], 2015 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s date of birth (“DOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES

Donald W. Glazer DOB: 07/26/1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	[40]	Director, BeiGene Ltd. (biotech research).

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
Peter Tufano DOB: 04/22/1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	[40]	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman DOB: 01/25/1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008-present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011-present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013-present).	[40]	Trustee of HIMCO Variable Insurance Trust (27 portfolios overseen) and Director of Courier Corporation (a book publisher and manufacturer).

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[3] DOB: 08/22/1954	Trustee; President and Chief Executive Officer of the Trust	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray, LLP (1988-2005).	[52]	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.
[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.
[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying, and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:

Donald W. Glazer – Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.

Peter Tufano – Mr. Tufano’s experience serving as Trustee of the Trust and as a director of other companies, and his professional training and his experience in business and finance, including as a dean of a leading business school.

Paul Braverman – Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.

Joseph B. Kittredge, Jr. – Mr. Kittredge’s experience serving as President of the Trust, President and Trustee of GMO Series Trust, and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.

Information relating to the experience, qualifications, attributes and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Officers

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Joseph B. Kittredge, Jr. DOB: 08/22/1954	Trustee; President and Chief Executive Officer	Trustee since March 2010; President and Chief Executive Officer of the Trust since March 2009.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (1988-2005).

Sheppard N. Burnett DOB: 10/24/1968	Treasurer and Chief Financial Officer	Chief Financial Officer since March 2007; Treasurer since November 2006; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax (December 2006-present), Grantham, Mayo, Van Otterloo & Co. LLC.

John L. Nasrah DOB: 05/27/1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Carly Condron DOB: 03/04/1984	Assistant Treasurer and Chief Accounting Officer	Assistant Treasurer since September 2013; Chief Accounting Officer since May 2014.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006-February 2009).

Betty Chang DOB: 12/26/1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Name and Date of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years[1]
Mahmoodur Rahman DOB: 11/30/1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Brian Kadehjian DOB: 09/16/1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Craig Parker DOB: 01/21/1982	Assistant Treasurer	Since February 2015	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010-present); Senior Associate, PricewaterhouseCoopers LLP (September 2009-October 2010).

Jason B. Harrison DOB: 01/29/1977	Chief Legal Officer, Vice President-Law and Clerk	Chief Legal Officer since October 2010; Vice President-Law since October 2010; Vice President since November 2006; Clerk since March 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2006-present).

Megan Bunting DOB: 03/24/1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David DOB: 09/15/1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Gregory L. Pottle DOB: 07/09/1971	Vice President and Assistant Clerk	Since November 2006.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-present).

Anne K. Trinque DOB: 04/15/1978	Vice President and Assistant Clerk	Since September 2007.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (January 2007-present).

John McGinty DOB: 08/11/1962	Chief Compliance Officer	Since March 2011.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (July 2009-present); Senior Vice President and Deputy General Counsel (January 2007-July 2009), Fidelity Investments.

Kelly Hollister DOB: 03/29/1988	Anti-Money Laundering Officer	Since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

[1]	Each of Messrs. Burnett, Kittredge, Nasrah and Pottle and Mses. Condron and Trinque serves as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

Trustees’ Responsibilities. Under the provisions of the Declaration of Trust (as defined below under “Description of the Trust and Ownership of Shares”), the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of each GMO Fund’s affairs and for assuring that each GMO Fund is managed in the best interests of its shareholders. The Board regularly reviews each GMO Fund’s investment performance as well as the quality of services provided to each GMO Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each GMO Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the GMO Funds’ auditors, independent counsel to the Independent Trustees and other persons as appropriate, who are selected by and responsible to the Board. In addition, the GMO Funds’ Chief Compliance Officer reports directly to the Board.

Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.

Taking into account the number, diversity and complexity of the GMO Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the GMO Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the GMO Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each GMO Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the GMO Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the GMO Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the GMO Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.

The Board recognizes that not all risks that may affect the GMO Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a GMO Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 28, 2015, the Audit Committee held 5 meetings; the Governance Committee held 3 meetings; the Pricing Committee held 4 meetings; and the Risk Oversight Committee held 3 meetings.

Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.

Governance Committee. The Governance Committee oversees general GMO Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel,” as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.

As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership,” the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees.

The Governance Committee considers a variety of qualifications, skills and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.

Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder, (ii) identify the GMO Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.

Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the GMO Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the GMO Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.

Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the GMO Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Messrs. Braverman and Tufano are Co-Chairmen of the Risk Oversight Committee.

Trustee Fund Ownership

The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds and the aggregate dollar ranges of their direct beneficial share ownership in all series of GMO Trust and GMO Series Trust (the “Family of Investment Companies”) as of December 31, 2014.

Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectuses) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer Benchmark-Free Fund Implementation Fund	None None	Over $100,000

Peter Tufano	None	None

Paul Braverman	None	None

INTERESTED TRUSTEE

Joseph B. Kittredge, Jr.	None	None

The following table sets forth ranges of Mr. Glazer’s and Mr. Kittredge’s indirect beneficial share ownership in the Funds and the aggregate dollar range of their indirect beneficial share ownership in the Family of Investment Companies as of December 31, 2014.

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectuses) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer Benchmark-Free Fund Implementation Fund	None Over $100,000	Over $100,000
Peter Tufano	None	None

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectuses) Overseen by Trustee in Family of Investment Companies
Paul Braverman	None	None

INTERESTED TRUSTEE

Joseph B. Kittredge, Jr.	None	None

Trustee Ownership of Securities Issued by GMO or Principal Underwriter

None.

Trustee Ownership of Related Companies

The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2014, in GMO, Funds Distributor, LLC, the GMO Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with GMO or Funds Distributor, LLC.

Name of Independent Trustee	Name of Owner(s) and Relationship to Trustee	Company	Title of Class	Value of Securities²	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by GMO.[1]	Limited partnership interest – Class A	$642,997.28	0.01%

Peter Tufano	N/A	None	N/A	N/A	N/A

Paul Braverman	N/A	None	N/A	N/A	N/A

[1]	GMO may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership interest in the fund.
[2]	Securities valued as of December 31, 2014.

Remuneration. The Trust has adopted a compensation policy for its Independent Trustees. Each Independent Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. Each Independent Trustee also is paid a fee for participating in in-person and telephone meetings of the Board of Trustees and its committees, and a fee for consideration of actions proposed to be taken by written consent. The Trust reimburses the Independent Trustees for travel expenses incurred in connection with attending Board and committee meetings. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Independent Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

During the fiscal year ended February 28, 2015, other than as set forth in the table below, no Trustee of the Trust received any direct compensation from the Fund Complex or any GMO Fund, and no officer of the Trust received aggregate compensation exceeding $60,000 from any GMO Fund:

	Donald W. Glazer, Trustee			Peter Tufano, Trustee			Paul Braverman, Trustee
Compensation from Each Fund:
Benchmark-Free Fund	$	[	]	$	[	]	$	[	]
Implementation Fund	$	[	]	$	[	]	$	[	]
Pension or Retirement Benefits Accrued as Part of Fund Expenses:		N/A			N/A			N/A
Estimated Annual Benefits Upon Retirement:		N/A			N/A			N/A
Total Compensation from the Fund Complex:		$385,367	[1]		$325,640	[1]		$328,241	[1]

[1]	Reflects actual direct compensation received during the fiscal year ended February 28, 2015 from series of the Fund Complex that had commenced operations on or before February 28, 2015, which consisted of 45 series of GMO Trust and GMO Series Trust.

Mr. Kittredge does not receive any compensation from the Fund Complex, but as a member of GMO will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various GMO Funds not offered through each Fund’s Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.

[As of [             ], 2015, the Trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of each class of shares of each Fund offered in each Fund’s Prospectus[, with the exception of [     ] of which the Trustees and officers of the Trust as a group owned [     ]% of the outstanding shares.]

Code of Ethics. The Trust and GMO have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.

The independent Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the

Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

The Funds’ principal underwriter, which is not affiliated with the Funds or GMO, also has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by the principal underwriter’s personnel who are designated as Access Persons under the Code of Ethics, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in each Prospectus under the heading “Management of the Fund,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and GMO, subject to such policies as the Trustees of the Trust may determine, GMO furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, GMO also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with GMO. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with broker-dealers who furnish GMO, at no cost, research, statistical and quotation services of value to GMO in advising the Trust or its other clients.

GMO does not charge the Funds any management or service fees. In addition, GMO has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses (as described in the applicable Prospectus under the heading “Fees and expenses”) through at least June 30, 2016.

Each Management Contract provides that GMO shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of GMO) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to GMO. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by GMO to the Trust.

With respect to Implementation Fund, since the commencement of the Fund’s operations, the Fund has not paid a Management Fee to GMO pursuant to the Management Contract.

Pursuant to their Management Contracts, the Funds have paid the following amounts as Management Fees to GMO during the last three fiscal years:

	Gross	Reduction	Net
BENCHMARK-FREE FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

IMPLEMENTATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

In the event that GMO ceases to be the manager of a Fund, the right of the Trust to use the identifying initials “GMO” and the name “Grantham, Mayo, Van Otterloo & Co. LLC” may be withdrawn.

Portfolio Management

Management of each Fund is the responsibility of one or more investment teams comprising investment professionals associated with GMO. Each team’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for management of any Fund.

The following table sets forth information about accounts overseen or managed by the senior members of the Asset Allocation team as of February 28, 2015:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Ben Inker	24	$46,291,446,289	12	$7,915,025,325	186	$19,524,156,756

Sam Wilderman	24	$46,291,446,289	12	$7,915,025,325	186	$19,524,156,756

	Registered investment companies managed for which GMO receives a performance-based fee (including non- GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance- based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Ben Inker	0	$0	5	$1,301,542,065	144	$15,148,277,385

Sam Wilderman	0	$0	5	$1,301,542,065	144	$15,148,277,385

[1]	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectuses).

Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

The senior members of the Asset Allocation team are members (partners) of GMO. As of February 28, 2015, the compensation of each senior member consisted of a fixed annual base salary and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success and, in the case of partners, a partnership interest in the firm’s profits. The compensation program does not disproportionately reward outperformance by higher-fee/performance-fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. A GMO partnership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Senior Member Fund Ownership. None of Ben Inker or Sam Wilderman, as of February 28, 2015, had any direct beneficial share ownership in the Funds that are overseen or managed by the senior member.

The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership, as of February 28, 2015, in the Funds offered in each Prospectus that are overseen or managed by the senior member, by virtue of the senior member’s direct ownership of shares of certain other GMO Funds of the Trust that invest in the Funds:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Ben Inker	Benchmark-Free Fund Implementation Fund	None Over $1,000,000
Sam Wilderman	Benchmark-Free Fund Implementation Fund	None Over $1,000,000

Custodial Arrangements and Fund Accounting Agents. As described in the Prospectuses, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the Funds. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in Benchmark-Free Fund’s Prospectus, pursuant to the terms of an Amended and Restated Servicing and Supplemental Support Agreement (the “Servicing Agreement”) with the GMO Funds of the Trust, GMO provides direct client service, maintenance, and reporting to shareholders of Benchmark-Free Fund. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of GMO or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, Benchmark-Free Fund paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:

	March 1, 2012 Through February 28, 2013	March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
Benchmark-Free Fund	$0	$0	$0

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is [            ], [            ]. [            ] conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain foreign tax matters.

Distributor. Funds Distributor, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Trust’s distributor on behalf of the Funds. GMO pays all distribution related expenses of the Funds. Funds Distributor, LLC offers shares of each Fund for sale on a continuous basis and will use all reasonable efforts in connection with the distribution of shares of the Funds.

Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Morgan, Lewis & Bockius LLP, 225 Franklin Street, Boston, Massachusetts 02210, serves as independent counsel to the independent Trustees of the Trust.

Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by GMO with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), if any, applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements and/or time constraints limiting GMO’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of GMO even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy. Additionally, one of GMO’s investment teams may share investment ideas with one or more other investment teams and/or may manage a portion of another investment team’s client accounts.

To the extent permitted by applicable law, GMO’s compliance policies and procedures and a client’s investment guidelines, GMO may engage in “cross trades” where, as investment manager to a client account, GMO causes that client account to purchase a security directly from (or sell a security directly to) another client account.

In certain cases, GMO may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which GMO or one of its affiliates serves as investment manager, general partner and/or managing member (“GMO Private Funds”). In most cases, GMO receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar GMO Fund (or, in some cases, may have no investment in the similar GMO Fund). GMO itself also makes investments in GMO Private Funds. To help manage these potential conflicts, GMO has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating IPOs and other limited opportunities that take into account the needs and objectives of each GMO Fund and the other GMO clients.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.

Brokerage and Research Services. Orders for the purchase or sale of securities may be placed on a principal or agency basis with brokers, in GMO’s discretion. In selecting brokers and dealers to effect portfolio transactions for each Fund, GMO seeks best execution and also takes into account the research services provided by the broker/dealer. Best execution is not based solely on the explicit commission charged by the broker/dealer and, consequently, a broker/dealer effecting a transaction may be paid a commission higher than that charged by another broker/dealer for the same transaction. Seeking best execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. GMO does place trades with broker/dealers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if GMO is not reasonably satisfied with the quality of trade executions, unless or until the broker has altered its execution capabilities in such a way that GMO can reasonably conclude that the broker is capable of achieving best execution.

The determination of what may constitute best execution involves a number of considerations in varying degrees of emphasis, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker/dealer to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker/dealer to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker/dealer, including but not limited to execution technology; the broker/dealer’s inventory of securities sought; reported broker flow; post-transaction reporting capabilities; the financial strength and stability of the broker/dealer; past bids and willingness to commit capital in the case of principal trades and the relative weighting of opportunity costs (i.e., timeliness of execution) by different trading strategies. Due to the similarities among brokers in technological execution capabilities and commissions paid, GMO often allocates program or algorithmic developed market equity trades across multiple brokers. Additionally, regulations in certain markets, particularly emerging markets, require GMO to identify and trade with one or a limited number of brokers. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.

GMO’s broker/dealer selection may, in addition to the factors listed above, also be based on research services provided by the broker/dealer. In seeking best execution and in determining the overall reasonableness of brokerage commissions, GMO may consider research services received by broker-dealers and therefore, may select or recommend a broker-dealer based on GMO’s interest in receiving the research, rather than on the lowest commission charged. GMO may also direct trades to broker/dealers based in part on the broker/dealers’ history of providing, and capability to continue providing, pricing information for securities purchased.

Generally, GMO determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time in varying degrees of emphasis. In some instances, GMO may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points paid in addition to a typical commission rate.

GMO relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) because GMO will frequently use broker/dealers that provide research in all markets and that research is a factor in evaluating broker/dealers. However, GMO does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker/dealer) or the payment of GMO’s out-of-pocket expenses for data or other research services. The research services received by GMO are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by broker/dealers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers (including, where permissible, company management), industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by GMO, GMO receives a benefit because it does not have to produce or pay for the services itself. Such services furnished to GMO may be used in furnishing investment or other advice to all or some subset of GMO’s clients, including the Funds, and services received from a broker/dealer that executed transactions for a particular Fund will not necessarily be used by GMO specifically in providing investment advice to that particular Fund.

The Trust paid, on behalf of the Funds, the following amounts in brokerage commissions during the three most recent fiscal years:

	March 1, 2012 Through February 28, 2013		March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
Benchmark-Free Fund	$0		$0	$0
Implementation Fund	$1,258,201	(a)	$4,286,745	$8,740,553

(a)	Reflects commissions generated from the Fund’s commencement of operations on March 1, 2012 through February 28, 2013.

Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of [(i) active trading strategies employed by GMO when responding to changes in market conditions, (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions, (iii) rebalancing portfolios to reflect the results of GMO’s portfolio management models, (iv)

changes in commission rates in the relevant markets, or (v) the use of principal trades.] Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 28, 2015, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 28, 2015:

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of February 28, 2015
[ ]	[ ]	$	[	]

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker/dealer or its affiliates and a Fund, GMO or the Fund’s distributor, all of the GMO Funds may refrain, or be required to refrain, from engaging in principal trades with such broker/dealer. Additionally, the GMO Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to GMO. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures GMO follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and GMO’s proxy voting policies and procedures are attached to this SAI as Appendix C.

GMO’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the SEC’s website at www.sec.gov no later than August 31 of each year.

DISCLOSURE OF PORTFOLIO HOLDINGS

[The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.

Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.

Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”) by email and by any other means in such scope and form and with such frequency as GMO may reasonably determine, no earlier than the next day following the day on which the Portfolio Holdings Information is posted on the GMO website. Each Fund’s Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. [The largest fifteen holdings of some GMO Funds may be posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement.] In addition, position attribution information regarding one or more Funds may be posted monthly to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users.

GMO also may make Portfolio Holdings Information available to Permitted Recipients without a confidentiality agreement, by e-mail or by any other means in such scope and form and with such frequency as GMO may reasonably determine, (i) on any day following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or (ii) on the same day or any day after the day as such Portfolio Holdings Information is made available through a publicly available, routine filing with the SEC.

GMO also may from time to time disclose Portfolio Holdings Information to all shareholders of a Fund and, as applicable, their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by e-mail, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be lawful and in the best interest of the shareholders of the Fund to which the information relates. Any exception must be approved in advance as described above.

In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if senior management of GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. That determination may be made by either GMO’s General Counsel (or persons designated by GMO’s General Counsel) or GMO’s Chief Compliance Officer (“CCO”), in consultation with the relevant portfolio manager. In particular, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders. The third party receiving the Portfolio Holdings Information must be, and shall be informed that it is, under a duty not to trade on such information or disclose it to others and shall agree in writing not to do so.

If GMO becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Portfolio Holdings Information, GMO shall cease providing such information to such recipient.

The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, broker-dealers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.

No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.

GMO’s General Counsel or Chief Compliance Officer may authorize exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust or his designee.

If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.]

GMO periodically reports the following information to the Board of Trustees:

•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by GMO’s General Counsel or Chief Compliance Officer; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

Ongoing Arrangements to Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to [                    ], which receives holdings semi-annually and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree to, or have a duty to, maintain this information in confidence:

Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	All Funds	Custodial services, fund accounting services and compliance testing
[ ]	All Funds	Independent registered public accounting firm
Institutional Shareholder Services Inc. (formerly known as RiskMetrics Group, Inc.)	All Funds	Corporate actions services
Interactive Data Corporation	All Funds	Fair value pricing

Super Derivatives, Inc.	All Funds	Derivative valuations
TriOptima AB	All Funds	Portfolio derivative reconciliations

FactSet	All Funds	Data service provider
Goldman, Sachs & Co. and affiliates	Implementation Fund	Prime brokerage arrangement

Morgan Stanley & Co. LLC and affiliates	Implementation Fund	Prime brokerage arrangement

Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty series: Asset Allocation Bond Fund; Benchmark-Free Allocation Fund; Benchmark-Free Fund; Benchmark-Free Bond Fund; Core Plus Bond Fund; Currency Hedged International Bond Fund; Debt Opportunities Fund; Alpha Only Fund; Developed World Stock Fund; Emerging Countries Fund; Emerging Country Debt Fund; Emerging Domestic Opportunities Fund; Emerging Markets Fund; Foreign Fund; Foreign Small Companies Fund; GAAR Implementation Fund; Global Asset Allocation Fund; Global Bond Fund; Global Developed Equity Allocation Fund; Global Equity Allocation Fund; Global Focused Equity Fund; High Quality Short-Duration Bond Fund; Implementation Fund; International Bond Fund; International Developed Equity Allocation Fund; International Equity Allocation Fund; International Equity Fund; International Large/Mid Cap Equity Fund; International Small Companies Fund; Quality Fund; Resources Fund; Risk Premium Fund; Special Opportunities Fund; Strategic Opportunities Allocation Fund; Systematic Global Macro Opportunity Fund; Taiwan Fund; Tax-Managed International Equities Fund; U.S. Equity Allocation Fund; U.S. Treasury Fund; and World Opportunity Overlay Fund.

Note that International Large/Mid Cap Equity Fund and U.S. Equity Allocation Fund are successors to International Disciplined Equity Fund and U.S. Core Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.

Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to ten classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares, and Class MF Shares.

The Trustees also may, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees also may terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On [            ], 2015, the following shareholders held beneficially (unless otherwise indicated) greater than 25% of the outstanding shares of each Fund. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known: [*To be updated by amendment.*]

Fund	Shareholders	Jurisdiction of Organization	Parent Company
[ ]	[ ]	[ ]	[ ]

The above shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.

Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

[As of [            ], 2015, substantially all of the Funds’ shares were held by accounts for which GMO has investment discretion.]

MULTIPLE CLASSES AND MINIMUM INVESTMENTS

No minimum initial investment is required to purchase shares of the Funds. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of the Fund.

GMO makes all decisions relating to aggregation of accounts for purposes of determining eligibility for the various classes of shares offered by a GMO Fund. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, GMO considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the consultant is the same for the entire relationship; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and/or the relationship can be serviced from a single geographic location.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual GMO Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual GMO Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual GMO Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one GMO Fund, then shareholders of the affected GMO Funds are entitled to vote. Shareholders of one GMO Fund are not entitled to vote on matters exclusively affecting another GMO Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other GMO Fund and the approval of the investment advisory contract of the other GMO Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.

Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Benchmark-Free Fund as of [            ], 2015: [*To be updated by amendment.*]

Name and Address	% Ownership
[ ]	[	]

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of GMO Implementation Fund as of [ ], 2015: [*To be updated by amendment.*]

Name and Address	% Ownership
[ ]	[	]

FINANCIAL STATEMENTS

[The Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 28, 2015 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this SAI by reference. The Funds’ Annual Reports for the fiscal year ended February 28, 2015 were filed electronically with the SEC on Form N-CSR on [            ], 2015 (Accession No. [            ]).] [To be updated by amendment.]

Appendix A

GMO TRUST

SPECIMEN PRICE MAKE-UP SHEETS

Following are computations for each Fund of the total offering price per share of each class of shares of beneficial interest of the Fund that are offered through each Fund’s Prospectus and that had shares of beneficial interest outstanding as of February 28, 2015, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 28, 2015. [*To be updated by amendment.*]

GMO Benchmark-Free Fund – Class III
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[	]
Offering Price ([ ] x 100 / [99.86])*	$	[	]
GMO Implementation Fund
Net Assets at Value (Equivalent to $[ ] per share based on [ ] shares of beneficial interest outstanding)	$	[	]
Offering Price	$	[	]

Footnotes to Specimen Price Make-Up Sheets

*	[Represents maximum offering price charged on certain cash purchases. See “How to Purchase Shares” and “Purchase Premiums and Redemption Fees” in the Fund’s Prospectus.]

A-1

Appendix B

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s. Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. The following are excerpts from Moody’s short-term ratings definitions:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s. Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Appendix C

GMO TRUST

PROXY VOTING POLICY

Adopted September 16, 2003, Revised March 11, 2010

I. Statement of Policy

GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).

The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.

II. Standard

The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.

III. Review of Proxy Voting Procedures

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV. Securities Lending

When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

V. Certain Non-U.S. Markets

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.

VI. Disclosure

The following disclosure shall be provided:

A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

GMO AUSTRALIA LTD.

GMO EUROPE LLC

GMO SINGAPORE PTE LTD.

(TOGETHER “GMO”)

PROXY VOTING POLICIES AND PROCEDURES

Amended and Restated as of May 12, 2011

Amended as of December 12, 2011, October 22, 2013, and June 25, 2014

I.	Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.	Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services Group, Inc. (“ISS”) as its proxy voting agent to:

(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable ISS Regional Proxy Voting Policy, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current ISS regional proxy voting guidelines are available through ISS’ “Policy Gateway” at http://www.issgovernance.com. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit A and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit A. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit A to these Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

III.	Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

1.	Implementing and updating the applicable ISS regional proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit A hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II.

IV.	Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit A (if applicable) or the specific recommendation of ISS; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.

V.	Special Procedures for Voting Shares of GMO Trust

GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, (b) seek instructions from its clients and vote on accordance with those instructions, or (c) take such other action as GMO deems appropriate in consultation with the Trust’s Chief Compliance Officer.

VI.	Special Procedures for Voting Shares of GMO Series Trust

GMO also serves as investment adviser for the GMO Series Trust family of registered mutual funds. Each series of GMO Series Trust is a “Feeder Fund” investing substantially of its assets in shares of a corresponding series of GMO Trust (each a “Master Fund”) in reliance on Section 12(d)(1)(E) of the Investment Company Act of 1940 (the “1940 Act”). In accordance with

Section 12(d)(1)(E) of the 1940 Act, GMO will either (i) seek instructions from a Feeder Fund’s holders with regard to the voting of all proxies with respect to the Feeder Fund’s shares in the corresponding Master Fund and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the corresponding Master Fund held by a Feeder Fund in the same proportion as the vote of all other holders of the Master Fund.

VII.	Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VIII.	Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A (as amended February 2, 2009)

Modifications to recommendations set forth in the ISS Proxy Voting Manual

Shareholder Ability to Act by Written Consent

Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.

Vote AGAINST proposals to allow or make easier shareholder action by written consent.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting.

Vote AGAINST proposals to restore or provide for cumulative voting.

Incumbent Director Nominees

Vote WITH management’s recommendations regarding incumbent director nominees.

GMO TRUST

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a) 1.	Amended and Restated Agreement and Declaration of Trust of GMO Trust (the “Trust” or “Registrant”), dated September 10, 2009 (the “Declaration of Trust”);[19]

2.	Amendment No. 1 to the Declaration of Trust;[20]

3.	Amendment No. 2 to the Declaration of Trust;[22]

4.	Amendment No. 3 to the Declaration of Trust;[24]

5.	Amendment No. 4 to the Declaration of Trust;[25]

6.	Amendment No. 5 to the Declaration of Trust;[27]

7.	Amendment No. 6 to the Declaration of Trust;[27]

8.	Amendment No. 7 to the Declaration of Trust;[27]

9.	Amendment No. 8 to the Declaration of Trust;[30]

10.	Amendment No. 9 to the Declaration of Trust;[31]

11.	Amendment No. 10 to the Declaration of Trust;[32]

12.	Amendment No. 11 to the Declaration of Trust;[33]

13.	Amendment No. 12 to the Declaration of Trust;[34]

14.	Amendment No. 13 to the Declaration of Trust;[37]

15.	Amendment No. 14 to the Declaration of Trust;[38]

16.	Amendment No. 15 to the Declaration of Trust; [38]

17.	Amendment No. 16 to the Declaration of Trust;[40]

18.	Amendment No. 17 to the Declaration of Trust;[41] and

19.	Amendment No. 18 to the Declaration of Trust.[41]

(b)	Amended and Restated By-laws of the Trust, effective as of March 1, 2007 (the “By-laws”).[13]

(c) 1.	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Declaration of Trust, which is hereby incorporated by reference;[20] and

2.	Please refer to Article 11 (Meetings of Shareholders) of the By-laws, which is hereby incorporated by reference.[13]

(d) 1.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Equity Fund (formerly “GMO International Intrinsic Value Fund” and “GMO International Core Fund”), and GMO;[15]

2.	Management Contract, dated October 15, 1991, between the Trust, on behalf of GMO International Small Companies Fund, and GMO;[38]

3.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Fund (formerly “GMO Evolving Countries Fund”), and GMO;[12]

1

4.	Form of Management Contract between the Trust, on behalf of GMO International Bond Fund, and GMO;[12]

5.	Management Contract, dated June 24, 1994, between the Trust, on behalf of GMO Currency Hedged International Bond Fund, and GMO;[38]

6.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Fund, and GMO;[12]

7.	Management Contract, dated June 25, 1994, between the Trust, on behalf of GMO Alpha Only Fund (formerly “GMO Global Hedged Equity Fund”), and GMO;[38]

8.	Amended and Restated Management Contract, dated as of January 1, 2012, between the Trust, on behalf of GMO Benchmark-Free Allocation Fund, and GMO;[29]

9.	Form of Management Contract between the Trust, on behalf of GMO Taiwan Fund, and GMO;[12]

10.	Management Contract, dated December 20, 1995, between the Trust, on behalf of GMO Global Bond Fund, and GMO;[38]

11.	Management Contract, dated June 27, 1995, between the Trust, on behalf of GMO Foreign Fund, and GMO;[38]

12.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Fund, and GMO;[1]

13.	Form of Management Contract between the Trust, on behalf of GMO Global Asset Allocation Fund (formerly “GMO Global Balanced Asset Allocation Fund,” “GMO World Balanced Allocation Fund,” and “GMO World Equity Allocation Fund”), and GMO;[2]

14.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Fund (formerly “GMO Global (U.S.+) Equity Allocation Fund”), and GMO;[2]

15.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Fund (formerly “GMO U.S. Bond/Global Alpha A Fund” and “GMO Global Fund”), and GMO;[12]

16.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Tax-Managed International Equities Fund, and GMO;[15]

17.	Form of Management Contract between the Trust, on behalf of GMO Foreign Small Companies Fund, and GMO;[3]

18.	Amended and Restated Management Contract, dated February 12, 2014, between the Trust, on behalf of GMO Debt Opportunities Fund (formerly “GMO Short-Duration Collateral Fund”), and GMO;[37]

19.	Form of Management Contract between the Trust, on behalf of GMO Quality Fund (formerly “GMO U.S. Quality Equity Fund”), and GMO;[7]

20.	Form of Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Fund, and GMO;[8]

21.	Form of Management Contract between the Trust, on behalf of GMO Strategic Opportunities Allocation Fund (formerly “GMO Strategic Balanced Allocation Fund”), and GMO;[9]

2

22.	Form of Management Contract between the Trust, on behalf of GMO Global Developed Equity Allocation Fund (formerly “GMO World Opportunities Equity Allocation Fund”), and GMO;[9]

23.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Developed World Stock Fund, and GMO;[15]

24.	Form of Management Contract between the Trust, on behalf of GMO U.S. Equity Allocation Fund (formerly “GMO U.S. Core Equity Fund”), and GMO;[10]

25.	Form of Management Contract between the Trust, on behalf of GMO International Large/Mid Cap Equity Fund (formerly “GMO International Core Equity Fund”), and GMO;[10]

26.	Management Contract between the Trust, on behalf of GMO International Developed Equity Allocation Fund (formerly “GMO International Opportunities Equity Allocation Fund”), and GMO;[11]

27.	Management Contract between the Trust, on behalf of GMO U.S. Treasury Fund, and GMO;[17]

28.	Management Contract between the Trust, on behalf of GMO Asset Allocation Bond Fund, and GMO;[17]

29.	Amended and Restated Management Contract, dated as of August 12, 2009, between the Trust, on behalf of GMO Emerging Markets Fund, and GMO;[19]

30.	Amended and Restated Management Contract, dated as of June 25, 2010, between the Trust, on behalf of GMO Systematic Global Macro Opportunity Fund (formerly “GMO Alternative Asset Opportunity Fund”), and GMO;[21]

31.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO Debt Opportunities Fund, and GMO;[20]

32.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO High Quality Short-Duration Bond Fund, and GMO;[20]

33.	Management Contract, dated as of August 2, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and GMO;[22]

34.	Management Contract, dated as of May 20, 2011, between the Trust, on behalf of GMO Benchmark-Free Fund, and GMO;[24]

35.	Management Contract, dated as of September 12, 2011, between the Trust, on behalf of GMO Global Focused Equity Fund, and GMO;[26]

36.	Management Contract, dated as of December 6, 2011, between the Trust, on behalf of GMO Resources Fund, and GMO;[27]

37.	Management Contract, dated as of December 5, 2011, between the Trust, on behalf of GMO Implementation Fund, and GMO;[28]

(i)	Management Contract, dated as of February 23, 2015, between GMO Implementation SPC Ltd. and GMO;[41]

38.	Management Contract, dated as of June 27, 2014, between the Trust, on behalf of GMO Special Opportunities Fund, and GMO;[39]

(i)	Management Contract, dated as of July 9, 2014, between GMO Special Opportunities SPC Ltd. and GMO;[39]

3

39.	Management Contract, dated as of September 15, 2014, between the Trust, on behalf of GMO Benchmark-Free Bond Fund, and GMO; [40]

40.	Management Contract, dated as of April 13, 2015, between the Trust, on behalf of GMO GAAR Implementation Fund, and GMO;[41]

(i)	Management Contract, dated as of April 13, 2015, between GMO GAAR Implementation SPC Ltd. and GMO;[41]

41.	Sub-Advisory Agreement, dated as of December 30, 2013, among GMO, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of GMO Systematic Global Macro Opportunity Fund;[36] and

42.	Sub-Advisory Agreement, dated as of December 30, 2013, among GMO, GMO Singapore, and the Trust, on behalf of GMO Emerging Domestic Opportunities Fund.[36]

(e) 1.	Amended and Restated Distribution Agreement (the “Distribution Agreement”), effective June 30, 2012, between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC;[34] and

(i)	Schedule A to the Distribution Agreement amended as of September 4, 2014.[40]

2.	Master Placement Agency Agreement between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC, dated September 8, 2014.[40]

(f)	None.

(g) 1.	Form of Custodian Agreement (the “IBT Custodian Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and Investors Bank & Trust Company (“IBT”), as amended from time to time to include GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Emerging Country Debt Fund, GMO Benchmark-Free Allocation Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Share Fund, GMO Debt Opportunities Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[12]

(i)	Letter Amendment to the IBT Custodian Agreement, dated May 30, 2003, among the Trust, GMO and IBT;[6]

4

(ii)	Letter Amendment to the IBT Custodian Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(iii)	Form of Letter Amendment to the IBT Custodian Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iv)	Form of Letter Amendment to the IBT Custodian Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(v)	Form of Letter Amendment to the IBT Custodian Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(vi)	Form of Letter Amendment to the IBT Custodian Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33]

(vii)	Letter Amendment to the IBT Custodian Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[39] and

(viii)	Letter Amendment to the IBT Custodian Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(ix)	Amendment to the IBT Custodian Agreement, dated February 17, 2015, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[41] and

(x)	Letter Amendment to the IBT Custodian Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT)—Exhibit (g)(1)(x).

2.	Form of Custodian Agreement (the “BBH Custodian Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and Brown Brothers Harriman & Co. (“BBH”), as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

5

(i)	Letter Amendment to the BBH Custodian Agreement, dated June 4, 2003, among the Trust and BBH;[6]

(ii)	Amendment to the BBH Custodian Agreement, dated June 30, 2009, among the Trust and BBH;[18]

(iii)	Letter Amendment to the BBH Custodian Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(iv)	Form of Letter Amendment to the BBH Custodian Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund, and BBH;[26] and

(v)	Form of Letter Amendment to the BBH Custodian Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

3.	Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and BBH, as amended to include GMO Taiwan Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

(i)	Form of Second Amendment to the Accounting Agency Agreement, dated November 22, 2005, between the Trust, on behalf of the Funds listed on Schedule I thereto, and BBH;[12]

(ii)	Letter Amendment to the Accounting Agency Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(iii)	Form of Letter Amendment to the Accounting Agency Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund and BBH;[26] and

(iv)	Form of Letter Amendment to the Accounting Agency Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

4.	Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule 1 thereto, and BBH, as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

(i)	Letter Amendment to the Delegation Schedule, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(ii)	Form of Letter Amendment to the Delegation Schedule, dated September 12, 2011, among the Trust, on behalf of GMO Global Focused Equity Fund and BBH;[26] and

(iii)	Form of Letter Amendment to the Delegation Schedule, dated December 2011, among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

6

5.	Form of Amended and Restated Delegation Agreement (the “Delegation Agreement”), dated June 29, 2001, between the Trust, on behalf of GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund, and IBT, as amended from time to time to include GMO Debt Opportunities Fund, GMO Systematic Global Macro Opportunity Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[5]

(i)	Letter Amendment to the Delegation Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(ii)	Form of Letter Amendment to the Delegation Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iii)	Form of Letter Amendment to the Delegation Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(iv)	Form of Letter Amendment to the Delegation Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(v)	Form of Letter Amendment to the Delegation Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33]

(vi)	Letter Amendment to the Delegation Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[39] and

(vii)	Letter Amendment to the Delegation Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(viii)	Letter Amendment to the Delegation Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund,

7

GMO and State Street Bank (as successor by merger to IBT)—Exhibit (g)(5)(viii).

(h) 1.	Form of Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and IBT, as amended from time to time to include GMO Global Bond Fund, GMO Foreign Fund, GMO International Equity Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Core Plus Bond Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Foreign Small Companies Fund, GMO Debt Opportunities Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Emerging Domestic Opportunities Fund, GMO Benchmark-Free Fund, GMO Global Focused Equity Fund, GMO Resources Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[12]

(i)	Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(ii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated July 30, 2010, among the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[22]

(iv)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated May 20, 2011 among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(v)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund, GMO and State Street Bank (as successor by merger to IBT);[26]

(vi)	Letter Amendment Regarding Fund of Fund Procedures to the Transfer Agency and Service Agreement, dated June 1, 2010,

8

among the Trust, GMO, and State Street Bank (as successor by merger to IBT);[27]

(vii)	Letter Amendment to the Transfer Agency and Service Agreement, dated November 17, 2011 among the Trust, on behalf of GMO Resources Fund, GMO and State Street Bank (as successor by merger to IBT);[27]

(viii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(ix)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33] and

(x)	Letter Amendment to the Transfer Agency and Service Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(xi)	Letter Amendment to the Transfer Agency and Service Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40] and

(xii)	Letter Amendment to the Transfer Agency and Service Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).—Exhibit (h)(1)(xii).

2. (i)	Notification of Undertaking to Reimburse Selected Fund Expenses and Waive Selected Fees by GMO to the Trust, dated as of June 30, 2014;[38]

(ii)	Notification of Undertaking to Reimburse Selected Fund Expenses and Waive Selected Fees by GMO to the Trust, on behalf of GMO Benchmark-Free Bond Fund, dated as of September 15, 2014;[40] and

(iii)	Notification of Undertaking to Reimburse Selected Fund Expenses by GMO to the Trust, on behalf of GMO GAAR Implementation Fund, dated as of April 13, 2015.[41]

3.	Amended and Restated Servicing and Supplemental Support Agreement, dated May 30, 1996, as amended and restated effective September 15, 2014, between the Trust, on behalf of certain Funds listed on Exhibit I thereto, and GMO;[40]

(i)	Notification of Undertaking to Reduce Supplemental Support Fees by GMO to the Trust, dated as of February 28, 2014.[37]

4.	Distribution Agreement, dated as of February 27, 2015, between the Trust and GMO U.K. Limited.[41]

(i)	Opinion and Consent of Ropes & Gray LLP – to be filed by amendment.

9

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Financial Statements – Not applicable.

(l)	None.

(m) 1.	GMO Trust Amended and Restated Distribution and Service Plan (Class M), dated as of November 15, 2001, as amended and restated as of June 30, 2013, on behalf of GMO Emerging Countries Fund.[34]

2.	Amended and Restated Administration Agreement, dated as of June 30, 2013, on behalf of GMO Emerging Countries Fund.[34]

3.	Form of Service Agreement (“Service Agreement”), dated October 1, 2001, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto, as Schedule A may be amended from time to time;[4]

(i)	Second Amendment to Service Agreement, dated September 9, 2005, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto;[12] and

(ii)	Assignment Agreement, effective as of April 2, 2007, between Wachovia Bank, Ameriprise Financial Services, Inc. (f/k/a American Express Financial Advisors Inc.) and the Trust, on behalf of certain Funds listed on Schedule A thereto.[14]

4.	Form of Services Agreement, dated as of March 2002, between Fidelity Brokerage Services LLC and National Financial Services LLC, and the Trust, on behalf of certain Funds listed on Exhibit B thereto.[5]

5.	Funds Trading Agreement (“Funds Trading Agreement”), dated July 1, 2001, between Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), IBT, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(i)	Second Amendment to Funds Trading Agreement, dated as of April 1, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(ii)	Third Amendment to Funds Trading Agreement, dated as of November 28, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(iii)	Fourth Amendment to Funds Trading Agreement, dated as of April 1, 2004, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(iv)	Fifth Amendment to Funds Trading Agreement, dated as of February 1, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(v)	Sixth Amendment to Funds Trading Agreement, dated as of July 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12] and

10

(vi)	Seventh Amendment to Funds Trading Agreement, dated as of September, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[12]

6.	Form of Funds Trading Agreement (“BBH Funds Trading Agreement”), dated July 1, 2001, between FIIOC, IBT, BBH, GMO and the Trust on behalf of certain Funds listed on Exhibit A thereto;[5]

(i)	Form of First Amendment to the BBH Funds Trading Agreement, dated January 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[5] and

(ii)	Second Amendment to the BBH Funds Trading Agreement, dated July 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[12]

7.	Form of Shareholder Services Agreement (“Shareholder Services Agreement”), dated as of October 31, 2001, between Citistreet LLC (“Citistreet”) and the Trust, on behalf of certain Funds listed on Attachment A thereto;[6]

(i)	First Amendment to Shareholder Services Agreement, dated as of May 6, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(ii)	Second Amendment to Shareholder Services Agreement, dated as of October 15, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(iii)	Third Amendment to Shareholder Services Agreement, dated as of April 30, 2003, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(iv)	Fourth Amendment to Shareholder Services Agreement, dated as of July 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12] and

(v)	Fifth Amendment to Shareholder Services Agreement, dated as of September 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto.[12]

8.	Operating Agreement (“Operating Agreement”), dated as of April 19, 2000, between Charles Schwab & Co., Inc. (“Schwab”) and the Trust, on behalf of certain Funds listed on Schedule I thereto;[21]

(i)	First Amendment to Operating Agreement, dated as of March 10, 2010, between Schwab and the Trust, on behalf of certain Funds listed on Schedule I thereto.[21]

(n)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996, as amended and restated June 20, 2014.[40]

(o)	Reserved.

(p) 1.	GMO Code of Ethics, dated November 1, 2013, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Netherlands, a branch office of GMO U.K. Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH,

11

GMO U.K. Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL.[35]

2.	GMO Trust Code of Ethics, dated September 5, 2008, adopted by the Trust.[16]

3.	Code of Ethics for the Independent Trustees of GMO Trust, dated as of June 1, 1996, as revised March 24, 2011, adopted by the Board of Trustees of the Trust.[23]

1.	Previously filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940 Act (the “1940 Act”) on March 13, 1996, and hereby incorporated by reference.
2.	Previously filed with the SEC as part of Post-Effective Amendment No. 29 to the Registration Statement under the 1933 Act and Amendment No. 30 to the Registration Statement under the 1940 Act on June 28, 1996, and hereby incorporated by reference.
3.	Previously filed with the SEC as part of Amendment No. 63 to the Registration Statement under the 1940 Act on July 3, 2000, and hereby incorporated by reference.
4.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Amendment No. 76 to the Registration Statement under the 1940 Act on March 1, 2002, and hereby incorporated by reference.
5.	Previously filed with the SEC as part of Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 77 to the Registration Statement under the 1940 Act on May 1, 2002, and hereby incorporated by reference.
6.	Previously filed with the SEC as part of Post-Effective Amendment No. 71 to the Registration Statement under the 1933 Act and Amendment No. 89 to the Registration Statement under the 1940 Act on June 30, 2003, and hereby incorporated by reference.
7.	Previously filed with the SEC as part of Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Amendment No. 90 to the Registration Statement under the 1940 Act on October 31, 2003, and hereby incorporated by reference.
8.	Previously filed with the SEC as part of Amendment No. 126 to the Registration Statement under the 1940 Act on November 18, 2004, and hereby incorporated by reference.
9.	Previously filed with the SEC as part of Post-Effective Amendment No. 105 to the Registration Statement under the 1933 Act and Amendment No. 131 to the Registration Statement under the 1940 Act on March 15, 2005, and hereby incorporated by reference.
10.	Previously filed with the SEC as part of Post-Effective Amendment No. 114 to the Registration Statement under the 1933 Act and Amendment No. 142 to the Registration Statement under the 1940 Act on August 17, 2005, and hereby incorporated by reference.
11.	Previously filed with the SEC as part of Post-Effective Amendment No. 123 to the Registration Statement under the 1933 Act and Amendment No. 151 to the Registration Statement under the 1940 Act on May 17, 2006, and hereby incorporated by reference.
12.	Previously filed with the SEC as part of Amendment No. 154 to the Registration Statement under the 1940 Act on June 28, 2006, and hereby incorporated by reference.
13.	Previously filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007, and hereby incorporated by reference.
14.	Previously filed with the SEC as part of Post-Effective Amendment No. 128 to the Registration Statement under the 1933 Act and Amendment No. 158 to the Registration Statement under the 1940 Act on June 29, 2007, and hereby incorporated by reference.
15.	Previously filed with the SEC as part of Amendment No. 161 to the Registration Statement under the 1940 Act on June 27, 2008, and hereby incorporated by reference.
16.	Previously filed with the SEC as part of Amendment No. 164 to the Registration Statement under the 1940 Act on December 24, 2008, and hereby incorporated by reference.
17.	Previously filed with the SEC as part of Post-Effective Amendment No. 133 to the Registration Statement under the 1933 Act and Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009, and hereby incorporated by reference.
18.	Previously filed with the SEC as part of Post-Effective Amendment No. 137 to the Registration Statement under the 1933 Act and Amendment No. 172 to the Registration Statement under the 1940 Act on July 17, 2009, and hereby incorporated by reference.

12

19.	Previously filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and hereby incorporated by reference.
20.	Previously filed with the SEC as part of Amendment No. 175 to the Registration Statement under the 1940 Act on December 3, 2009, and hereby incorporated by reference.
21.	Previously filed with the SEC as part of Amendment No. 178 to the Registration Statement under the 1940 Act on June 25, 2010, and hereby incorporated by reference.
22.	Previously filed with the SEC as part of Post-Effective Amendment No. 143 to the Registration Statement under the 1933 Act and Amendment No. 180 to the Registration Statement under the 1940 Act on August 2, 2010, and hereby incorporated by reference.
23.	Previously filed with the SEC as part of Post-Effective Amendment No. 144 to the Registration Statement under the 1933 Act and Amendment No. 181 to the Registration Statement under the 1940 Act on April 15, 2011, and hereby incorporated by reference.
24.	Previously filed with the SEC as part of Amendment No. 183 to the Registration Statement under the 1940 Act on May 20, 2011, and hereby incorporated by reference.
25.	Previously filed with the SEC as part of Amendment No. 184 to the Registration Statement under the 1940 Act on June 27, 2011, and hereby incorporated by reference.
26.	Previously filed with the SEC as part of Post-Effective Amendment No. 149 to the Registration Statement under the 1933 Act and Amendment No. 188 to the Registration Statement under the 1940 Act on September 13, 2011, and hereby incorporated by reference.
27.	Previously filed with the SEC as part of Post-Effective Amendment No. 153 to the Registration Statement under the 1933 Act and Amendment No. 192 to the Registration Statement under the 1940 Act on December 6, 2011, and hereby incorporated by reference.
28.	Previously filed with the SEC as part of Amendment No. 193 to the Registration Statement under the 1940 Act on December 8, 2011, and hereby incorporated by reference.
29.	Previously filed with the SEC as part of Amendment No. 156 to the Registration Statement under the 1933 Act and Amendment No. 196 to the Registration Statement under the 1940 Act on December 29, 2011, and hereby incorporated by reference.
30.	Previously filed with the SEC as part of Amendment No. 200 to the Registration Statement under the 1940 Act on March 27, 2012, and hereby incorporated by reference.
31.	Previously filed with the SEC as part of Amendment No. 202 to the Registration Statement under the 1940 Act on June 27, 2012, and hereby incorporated by reference.
32.	Previously filed with the SEC as part of Post-Effective Amendment No. 162 to the Registration Statement under the 1933 Act and Amendment No. 204 to the Registration Statement under the 1940 Act on July 12, 2012, and hereby incorporated by reference.
33.	Previously filed with the SEC as part of Post-Effective Amendment No. 164 to the Registration Statement under the 1933 Act and Amendment No. 206 to the Registration Statement under the 1940 Act on September 25, 2012, and hereby incorporated by reference.
34.	Previously filed with the SEC as part of Post-Effective Amendment No. 209 to the Registration Statement under the 1940 Act on June 26, 2013, and hereby incorporated by reference.
35.	Previously filed with the SEC as part of Post-Effective Amendment No. 169 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 212 to the Registration Statement under the 1940 Act on December 11, 2013, and hereby incorporated by reference.
36.	Previously filed with the SEC as part of Post-Effective Amendment No. 170 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 213 to the Registration Statement under the 1940 Act on February 7, 2014, and hereby incorporated by reference.
37.	Previously filed with the SEC as part of Post-Effective Amendment No. 172 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 215 to the Registration Statement under the 1940 Act on April 30, 2014, and hereby incorporated by reference.
38.	Previously filed with the SEC as part of Post-Effective Amendment No. 217 to the Registration Statement under the 1940 Act on June 25, 2014, and hereby incorporated by reference.
39.	Previously filed with the SEC as part of Post-Effective Amendment No. 176 to the Registration Statement under the 1933 Act and Post-Effective Amendment No. 220 to the Registration Statement under the 1940 Act on July 18, 2014, and hereby incorporated by reference.
40.	Previously filed with the SEC as part of Post-Effective Amendment No. 179 to the Registration Statement under the 1933 Act and Amendment No. 223 to the Registration Statement under the 1940 Act on September 15, 2014, and hereby incorporated by reference.
41.	Previously filed with the SEC as part of Amendment No. 225 to the Registration Statement under the 1940 Act on April 13, 2015, and hereby incorporated by reference.

13

Item 29.	Persons Controlled by or Under Common Control with a Fund

Controlling Fund	Person Controlled	Nature of Control

GMO Systematic Global Macro Opportunity Fund	GMO Alternative Asset SPC Ltd.(a) (b)	100% ownership(c)

GMO Special Opportunities Fund	GMO Special Opportunities SPC Ltd. (a) (b)	100% ownership(c)

GMO Implementation Fund	GMO Implementation SPC Ltd. (a) (b)	100% ownership(d)

GMO GAAR Implementation Fund	GMO GAAR Implementation SPC Ltd. (a) (b)	100% ownership (e)

(a)	Included (or, in the case of each of GMO Implementation SPC Ltd. and GMO GAAR Implementation SPC Ltd., will be included, when available) in the controlling Fund’s consolidated financial statements.
(b)	Organized under the laws of Bermuda.
(c)	As of the most recent fiscal year ended February 28, 2015.
(d)	As of March 2, 2015.
(e)	As of April 13, 2015.

Item 30.	Indemnification

Please refer to Article 4 (Indemnification) of the By-laws.

In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the Prospectus and “Investment

14

Advisory and Other Services” in the Statement of Additional Information, all forming part of this Registration Statement.

Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s Statement of Additional Information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Name	Position with Investment Adviser	Other Connections

Arjun Divecha	Member, Chairman of the Board of Directors, and Investment Director	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513

R. Jeremy Grantham	Founding Member, Member of the Board of Directors, and Chief Investment Strategist	Board Member, RARE Conservation, 1310 North Courthouse Road, Suite 110, Arlington, VA 22201; Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; CFA Institute – Investors’ Working Group (IWG) Member, 560 Ray C. Hunt Drive, Charlottesville, VA 22903; Board Member, Imperial College of London – Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics – Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE; Board Member, The Nature Conservancy, 4245 North

15

Name	Position with Investment Adviser	Other Connections

Fairfax Drive, Suite 100, Arlington, VA 22203; Trustee, The Grantham Foundation for the Protection of the Environment, 40 Rowes Wharf, Boston, MA 02110; Trustee, The Jeremy and Hannelore Grantham Environmental Trust, 40 Rowes Wharf, Boston, MA 02110

John Rosenblum	Member and Vice Chairman of the Board of Directors	Vice Chair of the Board, Maine Media Workshops, 70 Camden Street, Rockport, ME 04856, Board Member, Maine Chapter, The Nature Conservancy, 14 Maine Street, Brunswick, ME 04011

Eyk Van Otterloo	Founding Member	Board Member, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Board Member, CliniLabs, 423 W. 55th Street, 4th Floor, New York, NY 10019

Item 32.	Principal Underwriters

Item 32(a).	Funds Distributor, LLC (“FD”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Series Trust

GMO Trust

Mirae Asset Discovery Funds

FD is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. FD has its main address at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 32(b).	Information about Directors and Officers of FD is as follows:

Director or Officer	Positions and Offices with FD
Mark A. Fairbanks	President

16

Richard J. Berthy	Vice President, Treasurer, and Manager

Nanette K. Chern	Vice President and Chief Compliance Officer

Lisa S. Clifford	Vice President and Managing Director of Compliance

Jennifer E. Hoopes	Secretary

Paula R. Watson	Assistant Secretary

The above FD directors and officers do not have positions or offices with the Trust.

Item 32(c). Distribution and Service (12b-1) Fee Payments by certain Funds of the Trust with respect to the last fiscal year(a):

GMO Fund Name	Class M(b) Distribution and Service (12b-1) Fees March 1, 2014 through February 28, 2015(c)
GMO Emerging Countries Fund	$7,102.37

(a)	FD is entitled to receive any distribution and service (12b-1) fees paid by the Class M Shares for services rendered and expenses borne by FD which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto. During the last fiscal year, FD did not retain any of the distribution and service (12b-1) fees paid by the Class M Shares of the Funds and directed that the Funds remit the distribution and service (12b-1) fees directly to certain third party intermediaries who rendered services to the Funds.
(b)	Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FD.
(c)	Class M liquidated on May 2, 2014.

Item 33.	Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; the Registrant’s custodian for certain of the Funds, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110; and the Registrant’s custodian for certain of the Funds and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

None.

17

Notice

A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

18

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 181 under the 1933 Act and Amendment No. 226 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of April, 2015.

GMO Trust

By:	J.B. KITTREDGE*
J.B. Kittredge
Title:	President; Chief Executive Officer; Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 181 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	April 16, 2015

SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	April 16, 2015

DONALD W. GLAZER* Donald W. Glazer	Trustee	April 16, 2015

PETER TUFANO* Peter Tufano	Trustee	April 16, 2015

PAUL BRAVERMAN* Paul Braverman	Trustee	April 16, 2015

* By:	/s/ Jason Harrison
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009, pursuant to Powers of Attorney for each of Sheppard N. Burnett and J.B. Kittredge (in his capacity as President, Chief Executive Officer, and Principal Executive Officer) filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge (in his capacity as Trustee) filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO BENCHMARK-FREE FUND AND GMO IMPLEMENTATION FUND 485(a) FILING

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

(g)(1)(x)	Letter Amendment to the IBT Custodian Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).

(g)(5)(viii)	Letter Amendment to the Delegation Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).

(h)(1)(xii)	Letter Amendment to the Transfer Agency and Service Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.